     As filed with the Securities and Exchange Commission on April 30, 2002

                                               Registration Statement 333-35159

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                         Post-Effective Amendment No. 7
                                       to
                                    Form S-6

                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
                     OF SECURITIES OF UNIT INVESTMENT TRUSTS
                            REGISTERED ON FORM N-8B-2

A.   Exact name of Trust: KILICO Variable Separate Account-2

B.   Name of depositor: Kemper Investors Life Insurance Company

C.   Complete address of depositor's principal executive offices:
     1600 McConnor Parkway
     Schaumburg, Illinois 60196-6801

D.   Name and complete address of agent for service:

                             DEBRA P. REZABEK, ESQ.
                     Kemper Investors Life Insurance Company
                              1600 McConnor Parkway
                         Schaumburg, Illinois 60196-6801

                                   Copies To:

          Frank J. Julian, Esq.                        Joan E. Boros, Esq.
 Kemper Investors Life Insurance Company                Jorden Burt LLP
          1600 McConnor Parkway               1025 Thomas Jefferson Street, N.W.
     Schaumburg, Illinois 60196-6801                      Suite 400 E
                                                      Washington, D.C. 20007

It is proposed that this filing will become effective (check appropriate box):

         [ ] Immediately upon filing pursuant to paragraph (b),

         [ ] 60 days after filing pursuant to paragraph (a)(1), or

         [X] on May 1, 2002 pursuant to paragraph (b), or

         [ ] on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
        [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

E.   Title of securities being registered:
     The variable portion of Flexible Premium Variable Life Insurance Policies (Individual Life and Survivorship).

F.   Approximate date of proposed public offering: Continuous.

[ ] Check box if it is proposed that this filing will become effective on (date) at (time) pursuant to Rule 487.

                                RECONCILIATION AND TIE BETWEEN
                             ITEMS IN FORM N-8B-2 AND THE PROSPECTUS

      Item
       No.       Caption In Prospectus
       ---       ---------------------

       1.        Cover Page
       2.        Cover Page
       3.        Not Applicable
       4.        Distribution of Policies
       5.        KILICO and the Separate Account; State Regulation of KILICO
       6.        KILICO and the Separate Account
       7.        Not Applicable
       8.        Experts
       9.        Legal Proceedings; Legal Matters
       10. KILICO and the Separate Account; The Funds; The Policy; Policy Benefits and Rights; General Provisions;Voting Interests; Dollar Cost Averaging; Systematic Withdrawal Plan; Federal Tax Matters
       11.       Cover Page; Summary; KILICO and the Separate Account; The Funds
       12.       Not Applicable
       13.       Charges and Deductions
       14.       The Policy
       15.       The Policy; Policy Benefits and Rights
       16.       Summary; The Policy
       17.       The Policy; Policy Benefits and Rights
       18.       The Funds
       19.       General Provisions
       20.       The Funds; General Provisions
       21.       Policy Benefits and Rights
       22.       Not Applicable
       23.       Not Applicable
       24.       General Provisions
       25.       KILICO and the Separate Account
       26.       Not Applicable
       27.       KILICO and the Separate Account
       28.       KILICO's Directors and Officers
       29.       KILICO and the Separate Account
       30.       Not Applicable
       31.       Not Applicable
       32.       Not Applicable
       33.       Not Applicable
       34.       Not Applicable
       35.       KILICO and the Separate Account; Distribution of Policies
       36.       Not Applicable
       37.       Not Applicable
       38.       Distribution of Policies
       39.       KILICO and the Separate Account; Distribution of Policies
       40.       Not Applicable
       41.       KILICO and the Separate Account; Distribution of Policies
       42.       Not Applicable
       43.       Not Applicable
       44.       KILICO and the Separate Account; Charges and Deductions

      Item
       No.       Caption In Prospectus
       ---       ---------------------

       45.       Not Applicable
       46.       The Policy; Policy Benefits and Rights; Charges and Deductions
       47.       Summary; KILICO and the Separate Account; The Policy
       48.       Not Applicable
       49.       Not Applicable
       50.       Not Applicable
       51. Cover Page; Summary; KILICO and the Separate Account; The Policy; Policy Benefits and Rights; Charges and Deductions; General Provisions; Distribution of Policies
       52.       Summary; KILICO and the Separate Account; The Funds; General
                 Provisions
       53.       Federal Tax Matters
       54.       Not Applicable
       55.       Not Applicable
       56.       Not Applicable
       57.       Not Applicable
       58.       Not Applicable
       59.       Financial Statements

                            PROSPECTUS--May 1, 2002


--------------------------------------------------------------------------------

                           FLEXIBLE PREMIUM VARIABLE
                             LIFE INSURANCE POLICY
                      (INDIVIDUAL LIFE AND SURVIVORSHIP)

--------------------------------------------------------------------------------

                                   ISSUED BY
                    KEMPER INVESTORS LIFE INSURANCE COMPANY
                THROUGH ITS KILICO VARIABLE SEPARATE ACCOUNT-2
   HOME OFFICE: 1600 McConnor Parkway, Schaumburg, Illinois 60196-6801 (847)
                                   874-4000

   This Prospectus describes two Flexible Premium Variable Life Insurance Policies ("Policies") offered by Kemper Investors Life Insurance Company ("we" or "KILICO"). These Policies insure either the life of one Insured ("Individual Policy") or two Insureds ("Survivorship Policy"). The Survivorship Policy provides a Death Benefit payable on the death of the second Insured as long as the Policy is in force. Generally, Policy premiums are flexible. Policy benefits depend upon the investment experience of the KILICO Variable Separate Account-2.

   You have the following choices for allocating premium:

      . the Fixed Account, which accrues interest at our declared annual rate, and
      . the Subaccounts of the Separate Account, which invest in portfolios of underlying registered investment companies.

   The following portfolios of underlying registered investment companies are currently available under the Policies:

..Evergreen Variable Annuity Trust             . Fidelity VIP Money Market Portfolio
.. Evergreen VA Fund                           . Fidelity VIP Overseas Portfolio
.. Evergreen VA Foundation Fund                .Franklin Templeton Variable Insurance Products
.. Evergreen VA Global Leaders Fund              Trust (Class 1 Shares)
.. Evergreen VA Growth and Income Fund         . Templeton Global Income Securities Fund
.. Evergreen VA International Growth Fund      .Goldman Sachs Variable Insurance Trust
.. Evergreen VA Masters Fund                   . Goldman Sachs International Equity Fund
.. Evergreen VA Omega Fund                     .The Universal Institutional Funds, Inc. ("Universal
.. Evergreen VA Small Cap Value Fund             Institutional Funds")
.. Evergreen VA Strategic Income Fund          . Universal Institutional Funds High Yield
..Fidelity Variable Insurance Products Funds      Portfolio
  ("VIP") (Initial Class)                     . Universal Institutional Funds U.S. Real Estate
.. Fidelity VIP Contrafund Portfolio(R)           Portfolio
.. Fidelity VIP Index 500 Portfolio


   You may obtain more information about these portfolios in the attached prospectuses. Not all portfolios described in the prospectuses may be available under the Policies.

   Cash Value placed in the Fixed Account will earn interest at a rate declared by us. While subject to change, this interest rate is guaranteed to be at least 3% annually.

   These Policies are "life insurance" for federal tax purposes. If a Policy is a modified endowment contract, different rules apply. See "Federal Tax Matters" for a discussion of laws that affect the tax treatment of the Policy.

   You may choose from two Death Benefit options. You may also choose the Death Benefit qualification test. This is the method of qualifying the Policy as a life insurance contract for federal tax purposes. The Death Benefit is at least the amount shown in the Policy Specifications, unless there are loans. However, we reserve the right to limit the Death Benefit in certain circumstances. Cash Value is not guaranteed. If the Surrender Value does not cover all Policy charges, the Policy will lapse.

   You may cancel the Policy and receive a refund during the Free-Look Period.

   If you already own a flexible premium variable life insurance policy, it may not be advantageous to buy additional insurance or to replace your policy with the Policy described in this Prospectus.

   This Prospectus must be accompanied or preceded by a current prospectus for the available underlying portfolios. You should read and retain all prospectuses for future reference.

   You can find this Prospectus and other information about the Separate Account required to be filed with the Securities and Exchange Commission
   (SEC) at the SEC's web site at http://www.sec.gov.

   The Securities and Exchange Commission has not approved or disapproved the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

   The Policy is not insured by the FDIC, the Federal Reserve Board, or any other government agency, is not a deposit or other obligation of, or guaranteed by, any depository institution, and is subject to investment risks, including the possible loss of the principal amount invested.

TABLE OF CONTENTS
================================================================================



                                                            Page
                                                            ----
               DEFINITIONS.................................   1
               SUMMARY.....................................   3
               KILICO AND THE SEPARATE ACCOUNT.............   9
               THE FUNDS...................................   9
               FIXED ACCOUNT OPTION........................  12
               THE POLICY..................................  12
               POLICY BENEFITS AND RIGHTS..................  15
               CHARGES AND DEDUCTIONS......................  22
               GENERAL PROVISIONS..........................  24
               DOLLAR COST AVERAGING.......................  27
               SYSTEMATIC WITHDRAWAL PLAN..................  27
               DISTRIBUTION OF POLICIES....................  28
               FEDERAL TAX MATTERS.........................  29
               LEGAL CONSIDERATIONS........................  32
               SAFEKEEPING OF THE SEPARATE ACCOUNT'S ASSETS  32
               VOTING INTERESTS............................  32
               STATE REGULATION OF KILICO..................  33
               KILICO'S DIRECTORS AND OFFICERS.............  34
               LEGAL MATTERS...............................  37
               LEGAL PROCEEDINGS...........................  37
               EXPERTS.....................................  37
               REGISTRATION STATEMENT......................  37
               FINANCIAL STATEMENTS........................  37
               APPENDIX A--TABLE OF DEATH BENEFIT FACTORS..  83

                                  DEFINITIONS

   Account Maintenance Charge--A charge deducted in the calculation of the Accumulation Unit Value for maintaining the Separate Account and Policy Owner records.

   Accumulation Unit--An accounting unit of measure used to calculate the value of each Subaccount.

   Accumulation Unit Value--The value of a Subaccount measured by that Subaccount's Accumulation Units.

   Age--An Insured's age on his or her nearest birthday.

   Beneficiary--The person to whom the proceeds due on the Insured's (or last surviving Insured's) death are paid.

   Cash Value--The sum of the value of Policy assets in the Separate Account, Fixed Account and Loan Account.


   Company ("we", "us", "our", "KILICO")--Kemper Investors Life Insurance Company. Our home office is located at 1600 McConnor Parkway, Schaumburg, Illinois 60196-6801.


   Date of Receipt--The date on which a request, form or payment is received at our home office, provided (1) that date is a Valuation Date and (2) we receive the request, form or payment before the close of the New York Stock Exchange (usually 3:00 p.m., Central time). Otherwise, the next Valuation Date.

   Death Benefit--The amount payable upon the death of the Insured (the last surviving Insured in the case of a Survivorship Policy) while the Policy is in force.

   Debt--The sum of (1) the principal of any outstanding loan, plus (2) any loan interest due or accrued to us.

   Fixed Account--The amount of assets held in the General Account attributable to the fixed portion of the Policy.

   Fixed Account Value--The portion of the Cash Value in the General Account, excluding the Loan Account.

   Free-Look Period--The time when you may cancel the Policy and receive a refund. This time depends on the state where the Policy is issued; however, it will be at least 10 days from the date you receive the Policy.

   Funds--The underlying registered investment companies in which the Subaccounts of the Separate Account invest.

   General Account--The assets of KILICO other than those allocated to the Separate Account or any other separate account.

   Insured(s)--The person whose life is covered by the Policy and who is named in the Policy Specifications. For Survivorship Policies, there are two Insureds.

   Issue Date--The date shown in the Policy Specifications. Incontestability and suicide periods for the initial Specified Amount are measured from the Issue Date.

   Loan Account--The amount of assets transferred from the Separate Account and the Fixed Account and held in the General Account as collateral for Debt.

   Maturity Date--The Policy Date anniversary nearest the Insured's (or, if the Policy is a Survivorship Policy, the younger Insured's) 100th birthday.

   Monthly Processing Date--The same day in each month as the Policy Date. Policy months are determined from the Monthly Processing Date.

   Mortality and Expense Risk Charge--A charge deducted in the calculation of the Accumulation Unit Value for the assumption of mortality risks and expense guarantees.

   Net Premium--The premium paid minus premium charges shown in the Policy Specifications.

   Owner ("you", "your", "yours")--The person designated on the application who may exercise all rights and privileges under the Policy.

   Planned Premium--The scheduled premium you specify in the application.

   Policy Date--The date shown in the Policy Specifications. The Policy Date is used to determine Policy Years and Monthly Processing Dates. The Policy Date is the date insurance coverage takes effect subject to principles of state law regarding our obligations between the time we accept an application and premium and the time we issue the Policy. The specific terms are provided when we accept an application.

   Policy Loan--The amount of the Cash Value which you have borrowed as a loan. You may borrow up to 90% of the Policy's Cash Value.

   Policy Year--Each year commencing with the Policy Date and each Policy Date anniversary thereafter.

   Separate Account--The KILICO Variable Separate Account-2, which was established under Illinois law as a separate investment account of KILICO.

   Separate Account Value--The portion of the Cash Value in the Subaccount(s).

   Specified Amount--The amount chosen by you and used to calculate the Death Benefit. The Specified Amount is shown in the Policy Specifications.

   Subaccount--A subdivision of the Separate Account.

   Surrender Value--Cash Value on the date of surrender minus any Debt.

   Trade Date--For Policies issued in jurisdictions that require a return of initial premium during the Free-Look Period, including Policies which replace an existing insurance policy issued in certain jurisdictions, the Valuation Date 30 days following the Issue Date or a later Valuation Date immediately upon your completion of all requirements for coverage and our recording the Policy in force.

   Valuation Date--Each business day on which valuation of the assets of the Separate Account is required by applicable law, which currently is each day that the New York Stock Exchange is open for trading.

   Valuation Period--The period that starts at the close of a Valuation Date and ends at the close of the next succeeding Valuation Date.

                                    SUMMARY

   This section summarizes this Prospectus. Please read the entire Prospectus. You should refer to the heading "Definitions" for the meaning of certain terms. If states require variations, they appear in supplements attached to this Prospectus or in endorsements to the Policy. Unless otherwise indicated, this Prospectus describes an in force Policy with no loans.

   You pay a premium for life insurance coverage on the Insured(s). Generally, you may choose the amount and frequency of premium payments. The Policy provides for a Surrender Value which is payable if the Policy is terminated during an Insured's lifetime. The Death Benefit and Cash Value of the Policy may increase or decrease to reflect investment experience.

   Cash Value is not guaranteed. If the Surrender Value is insufficient to pay Policy charges, the Policy will lapse unless an additional premium payment or loan repayment is made. (See "The Policy--Premiums," "The Policy--Allocation of Premiums and Separate Account Value," "Charges and Deductions," and "Policy Benefits and Rights.")

   A Policy may be issued as or become a modified endowment contract as a result of a material change or reduction in benefits as defined by the Internal Revenue Code. The Policy may also become a modified endowment contract if excess premiums are paid. If the Policy is treated as a modified endowment contract, certain distributions (including loans) may be included in your federal gross income and may be subject to a 10% federal penalty tax. (See "Federal Tax Matters.")

   The purpose of the Policy is to provide insurance protection for the Beneficiary. The Policy is not comparable to a systematic investment plan of a mutual fund.

Policy Benefits

   Cash Value. Cash Value reflects the amount and frequency of premium payments, the investment experience of the selected Subaccounts, any values in the Fixed Account and Loan Account, and Policy charges. You bear the entire investment risk on amounts allocated to the Separate Account. We do not guarantee Separate Account Value. (See "Policy Benefits and Rights--Cash Value.")

   You may surrender a Policy at any time and receive the Surrender Value. The Surrender Value is the Cash Value minus outstanding Debt. Partial withdrawals are available subject to restrictions. (See "Policy Benefits and Rights--Surrender Privilege.")

   Policy Loans. You may borrow up to 90% of Cash Value. (See "Policy Benefits and Rights--Policy Loans.") The minimum amount of a loan is $500. Interest is charged at a rate not exceeding the greater of the interest rate shown in the Policy and a published monthly average, currently Moody's Corporate Bond Yield Average-Monthly Average Corporates ("Adjustable Loan Interest Rate").

   When a loan is made, a portion of Cash Value equal to the loan amount is transferred from the Separate Account and the Fixed Account (pro rata, unless you request otherwise) to the Loan Account. We credit interest to Cash Value held in the Loan Account. The interest rate is the Adjustable Loan Interest Rate reduced by not more than 1%. (See "Policy Benefits and Rights--Policy Loans.")

   If the Policy is a modified endowment contract, a loan is treated as a taxable distribution. (See "Federal Tax Matters.")

   Death Benefit. An in force Policy pays a Death Benefit upon the death of the Insured (or upon the death of the last surviving Insured for a Survivorship Policy). The Policy has two death benefit options. Under Option A, the Death Benefit is the Specified Amount stated in the Policy Specifications. Under Option B, the Death Benefit is the Specified Amount stated in the Policy Specifications plus the Cash Value. The Death Benefit is never less than the Cash Value multiplied by the appropriate factor specified in Appendix A. We may limit the Death Benefit in certain circumstances. The Death Benefit payable is reduced by any Debt. (See "Policy Benefits and Rights--Death Benefit.")

Premiums

   The amount and frequency of premium payments are flexible. You specify a Planned Premium on the application. However, you are not required to make the Planned Premiums and, subject to certain restrictions, may make premium payments in any amount and at any frequency. The amount, frequency, and period of time over which you pay premiums affects whether the Policy will be classified as a modified endowment contract. The minimum monthly premium payment is $50. Other minimums apply for other payment modes.

   Payment of the Planned Premium does not guarantee that a Policy remains in force. Instead, Surrender Value must be sufficient to cover all Policy charges for the Policy to remain in force. (See "The Policy--Premiums.")

The Separate Account


   Allocation of Premiums. The portion of the premium available for allocation equals the premium paid less applicable charges. You indicate in the application the percentages of premium to be allocated among the Subaccounts of the Separate Account and the Fixed Account. The Subaccounts each invest in shares of a designated portfolio of Evergreen Variable Annuity Trust, Fidelity Variable Insurance Products Funds, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, or The Universal Institutional Funds, Inc.


   For Policies issued in jurisdictions that require a return of premium during the Free-Look Period, the initial Net Premium is allocated to the Fidelity VIP Money Market Subaccount on the day after receipt. On the Trade Date, the Separate Account Value in the Fidelity VIP Money Market Subaccount is allocated among the Subaccounts and the Fixed Account in accordance with your instructions in the application. For all other jurisdictions, on the Issue Date, the initial Net Premium will generally be allocated to the Subaccounts and the Fixed Account in accordance with your instructions in the application. (See "The Policy--Policy Issue.")

   Transfers. You may transfer Separate Account Value among the Subaccounts once every fifteen (15) days. Transfers are also permitted between the Fixed Account and the Subaccounts, subject to restrictions. (See "The
Policy--Allocation of Premiums and Separate Account Value.")

The Funds


   The following portfolios of Evergreen Variable Annuity Trust are currently available for investment by the Separate Account:


      .  Evergreen VA Fund

      .  Evergreen VA Foundation Fund

      .  Evergreen VA Global Leaders Fund

      .  Evergreen VA Growth and Income Fund

      .  Evergreen VA International Growth Fund

      .  Evergreen VA Masters Fund

      .  Evergreen VA Omega Fund

      .  Evergreen VA Small Cap Value Fund

      .  Evergreen VA Strategic Income Fund


   Initial Class Shares of the following portfolios of the Fidelity Variable Insurance Products Funds (which includes Fidelity Variable Insurance Products Fund and Fidelity Variable Insurance Products Fund II) are currently available for investment by the Separate Account:



      .  Fidelity VIP Contrafund Portfolio



      .  Fidelity VIP Index 500 Portfolio



      .  Fidelity VIP Money Market Portfolio

      .  Fidelity VIP Overseas Portfolio




   Class 1 Shares of the following portfolio of the Franklin Templeton Variable Insurance Products Trust are currently available for investment by the Separate
Account:



      .  Templeton Global Income Securities Fund



   The following portfolio of Goldman Sachs Variable Insurance Trust is currently available for investment by the Separate Account:


      .  Goldman Sachs International Equity Fund


   The following portfolios of Universal Institutional Funds are currently available for investment by the Separate Account:


      .  Universal Institutional Funds High Yield Portfolio

      .  Universal Institutional Funds U.S. Real Estate Portfolio

   For a more detailed description of the Funds, see "The Funds," and the Funds' prospectuses accompanying this Prospectus, and statements of additional information available from us upon request.

Charges

   We deduct a state and local premium tax charge equal to the actual state tax rate before Net Premium is allocated. In addition, we deduct a charge of 1% of each premium payment to compensate us for corporate income tax liability before Net Premium is allocated. (See "Charges and Deductions--Deductions from Premiums.")

   We currently do not deduct any other charges from premium or the Separate Account for federal, state or other taxes. Should we determine that these taxes apply, we may make deductions from the Separate Account to pay those taxes. (See "Charges and Deductions--Other Charges" and "Federal Tax Matters.")

   We deduct a charge from Cash Value in each Subaccount and the Fixed Account on the Policy Date and on each Monthly Processing Date for the cost of life insurance coverage. In addition, we deduct an asset charge from each Subaccount on a daily basis for our assumption of mortality and expense risks. This charge will not exceed an effective annual rate of .90%. (See "Charges and Deductions--Cost of Insurance Charge" and "Charges and Deductions--Mortality and Expense Risk Charge.")

   We also deduct a Monthly Administrative Charge and an Account Maintenance Charge. The Monthly Administrative Charge is deducted from Cash Value on each Monthly Processing Date in the amount of $20 per month during the first Policy Year and the first 12 months following an increase in Specified Amount, and $5 per month at all other times. We deduct the Account Maintenance Charge from each Subaccount as a daily asset charge. The effective annual rate for this charge is 0.45%. (See "Charges and Deductions--Policy and Separate Account Administration Charges.")


   You indirectly bear the annual Fund operating expenses of the portfolios in which the Subaccounts invest. These may include management fees, 12b-1 fees and other expenses. See "Charges and Deductions--Other Charges" in this Prospectus and the prospectuses for the Funds.


Tax Treatment Under Current Federal Tax Law

   Under existing federal tax law, any increase in Cash Value is generally not taxable to you until a distribution occurs through a withdrawal or surrender. Generally, distributions are not included in income until the amount of the distributions exceeds the premiums paid for the Policy. If the Policy is treated as a modified endowment contract, a Policy Loan is also treated as a distribution. Generally, distributions from a modified endowment contract (including loans) are included in income to the extent Cash Value exceeds premiums paid. Distributions from a modified endowment contract (including loans) may also be subject to a 10% federal penalty tax. In addition, other transactions involving the policy, such as a change of Owners, may have tax consequences.

   Death Benefits payable under the Policy are generally excludable from the gross income of the Beneficiary. As a result, the Beneficiary would not be subject to income tax on the Death Benefit. (See "Federal Tax Matters.")

Free-Look Period

   You may examine a Policy and return it for a refund during the Free-Look Period. The length of the Free-Look Period depends on the state where the Policy is issued; however, it will be at least 10 days from the date you receive the Policy. (See "Policy Benefits and Rights--Free-Look Period and Exchange Rights.")

Illustrations of Cash Value, Surrender Value, Death Benefit


   Tables in Exhibit 10 to the registration statement illustrate Cash Value, Surrender Value and Death Benefits. These illustrations are based on Policy charges and hypothetical assumed rates of return for the Separate Account. The Separate Account's investment experience will differ, and the actual Policy values will be higher or lower than those illustrated.


   Upon request, we will provide a free, personalized illustration reflecting the proposed Insured's age, underwriting classification, and sex (where applicable). Otherwise, a personalized illustration uses the same methodology and format as those appearing in Exhibit 10 to the registration statement.

Fees and Expenses


   The following tables are designed to help you understand the fees and expenses that you bear, directly or indirectly. The first table describes the Policy charges and deductions that you bear directly. The second table describes the fees and expenses of the portfolios. You indirectly bear these fees and expenses. (See "Charges and Deductions.")

                         Policy Charges and Deductions

Transaction Charges

Premium Tax Charge(1)...................... 0.00% to 5% of each premium payment
DAC Tax Charge............................. 1% of each premium payment
Transfer Charge............................ None
Sales Charge or Surrender Charge........... None

Account Value Charges (deducted monthly)

                                            Current                      Guaranteed
                                            -------                      ----------
Cost of Insurance Charge(2)
   Individual Policy....................... Ranges from $0.01263 per     Ranges from $0.05669 per
                                            $1,000 of net amount at      $1,000 of net amount at
                                            risk to $83.33 per $1,000    risk to $83.33 per $1,000
                                            of net amount at risk(3)     of net amount at risk(3)
   Survivorship Policy..................... Ranges from $0.00833 per     Ranges from $0.01 per
                                            $1,000 of net amount at      $1,000 of net amount at
                                            risk to $83.33 per $1,000    risk to $83.33 per $1,000
                                            of net amount at risk(3)     of net amount at risk(3)
   Monthly Administrative Charge........... $20 per month during Policy Year 1 and for 12 months following an increase in Specified Amount (4)
                                            $5 per month thereafter

Annual Separate Account Charges (deducted daily and shown as an annualized percentage of average net assets)

                                            Cumulative Adjusted          Mortality and Expense
                                            Premiums Paid(5)             Risk Charge
                                                -------------------         ---------------------
Mortality and Expense Risk Charge
   Current................................. Up to $100,000               0.65%
                                            $100,000-$250,000            0.50%
                                            $250,001-$500,000            0.40%
                                            $500,001 and higher          0.30%
   Guaranteed.............................. Effective annual rate guaranteed not to exceed 0.90%
Account Maintenance Charge................. 0.45%
Federal Income Tax Charge(6)............... None

--------
(1)We deduct a premium tax charge equal to the actual state and local tax rate from each premium payment. State and local premium tax rates generally range from 0.00% to 5%, but may be higher. (See "Charges and Deductions--Deductions from Premiums.")

(2)The current cost of insurance charge will never exceed the guaranteed cost of insurance charge shown in the Policy Specifications. The net amount at risk equals the Death Benefit divided by 1.0024663, minus Cash Value. (See "Charges and Deductions--Cost of Insurance Charge.")

(3)Current and guaranteed cost of insurance charges are based on the issue age (or attained age following an increase in Specified Amount), sex, Insured's rate class, and Policy Year.

(4)We require current satisfactory evidence of insurability for an increase in Specified Amount. (See "Policy Benefits and Rights--Changes in Specified Amount.")

(5)For purposes of determining the appropriate Mortality and Expense Risk Charge, we may combine total Cumulative Adjusted Premiums Paid on one or more Policies by a common grantor, Owner, sponsor (such as in split dollar arrangements), or other group arrangement. (See "Charges and Deductions--Mortality and Expense Risk Charge.")

(6)We do not currently charge for federal, state or other taxes that may be applied to the Separate Account, but we may do so in the future. (See "Charges and Deductions--Other Charges.")

              Portfolio Expenses After Any Waivers/Reimbursements

    (as a percentage of net assets for the period ended December 31, 2001)



                                                                                   Total
                                                             Management  Other   Operating
Portfolio                                                       Fees    Expenses Expenses
---------                                                    ---------- -------- ---------
Evergreen VA Fund...........................................    0.75%     0.20%    0.95%
Evergreen VA Foundation Fund................................    0.75%     0.18%    0.93%
Evergreen VA Global Leaders Fund (1)........................    0.87%     0.28%    1.15%
Evergreen VA Growth and Income Fund.........................    0.75%     0.20%    0.95%
Evergreen VA International Growth Fund (1)..................    0.66%     0.98%    1.64%
Evergreen VA Masters Fund (1)...............................    0.87%     0.19%    1.06%
Evergreen VA Omega Fund.....................................    0.52%     0.20%    0.72%
Evergreen VA Small Cap Value Fund (1).......................    0.87%     0.20%    1.07%
Evergreen VA Strategic Income Fund..........................    0.51%     0.30%    0.81%
Fidelity VIP Contrafund Portfolio (Initial Class) (4).......    0.58%     0.10%    0.68%
Fidelity VIP Index 500 Portfolio (Initial Class) (5)........    0.24%     0.11%    0.35%
Fidelity VIP Money Market Portfolio (Initial Class).........    0.18%     0.10%    0.28%
Fidelity VIP Overseas Portfolio (Initial Class) (4).........    0.73%     0.19%    0.92%
Goldman Sachs International Equity Fund (2).................    1.00%     1.05%    2.05%
Templeton Global Income Securities Fund (Class 1) (6).......    0.63%     0.08%    0.71%
Universal Institutional Funds High Yield Portfolio (3)......    0.50%     0.33%    0.83%
Universal Institutional Funds U.S. Real Estate Portfolio (3)    0.80%     0.35%    1.15%

--------

(1)From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The annual operating expenses do not reflect expense reductions. With current fee waivers and expense reimbursements, Management Fees, Other Expenses and Total Operating Expenses were 0.72%, 0.28% and 1.00%, respectively, for the Evergreen VA Global Leaders Fund, 0.80%, 0.20% and 1.00%, respectively, for the Evergreen VA Small Cap Value Fund, 0.03%, 0.98% and 1.01%, respectively, for the Evergreen VA International Growth Fund, and 0.81%, 0.19% and 1.00%, respectively, for the Evergreen VA Masters Fund.





(2)The Goldman Sachs portfolio is a series of Goldman Sachs Variable Insurance Trust. Expenses are based on estimated expenses for fiscal year ending December 31, 2001. The portfolio's investment adviser has voluntarily agreed to reduce or limit certain "Other Expenses" (excluding management fees, taxes, interest, brokerage fees, litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.35% of the Goldman Sachs International Equity Fund's average daily net assets. With such reduction or limitation, "Other Expenses" and "Total Operating Expenses" for the Goldman Sachs International Equity Fund would have been 0.35% and 1.35%, respectively, on an annualized basis. The reductions or limits may be discontinued or modified by the investment adviser in its discretion at any time.





(3)Each portfolio's management fees and expenses were voluntarily waived and/or reimbursed by its investment adviser. With such waivers and/or reimbursements, Management Fees, Other Expenses, and Total Operating Expenses would have been 0.47%, 0.33% and 0.80%, respectively, for High Yield Portfolio, and 0.75%, 0.35% and 1.10%, respectively, for U.S. Real Estate Portfolio.



(4)Actual annual class operating expenses were lower because a portion of the brokerage commissions that the portfolio paid was used to reduce the portfolio's expenses. In addition, through arrangements with the portfolio's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the portfolio's custodian expenses. These offsets may be discontinued at any time. With these reductions, Management Fees, Other Expenses and Total Operating Expenses were 0.73%, 0.14% and 0.87%, respectively, for the Fidelity VIP Overseas Portfolio (Initial Class Shares) and 0.58%, 0.06% and 0.64%, respectively, for the Fidelity VIP Contrafund Portfolio (Initial Class Shares).



(5)The portfolio's manager has voluntary agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses) exceed 0.28%. This arrangement can be discontinued by the portfolio's manager at any time. Reflecting this reimbursement, Management Fees, Other Expenses and Total Operating Expenses were 0.24%, 0.04% and 0.28%, respectively.





(6)The portfolio's administration fee is paid indirectly through the management fee.

                        KILICO AND THE SEPARATE ACCOUNT

Kemper Investors Life Insurance Company


   We were organized under the laws of the State of Illinois in 1947 as a stock life insurance company. Our offices are located at 1600 McConnor Parkway, Schaumburg, Illinois 60196-6801. We offer life insurance and annuity products and are admitted to do business in the District of Columbia and all states except New York. We are a wholly-owned subsidiary of Kemper Corporation ("Kemper"), a non-operating holding company. Kemper is a wholly-owned subsidiary of Zurich Group Holding ("ZGH" or "Zurich"), a Swiss holding company. ZGH is wholly-owned by Zurich Financial Services ("ZFS"), a Swiss holding company.


Separate Account

   KILICO Variable Separate Account-2 was established as a separate investment account on June 17, 1997. The Separate Account receives and invests Net Premium. In addition, the Separate Account may receive and invest net premiums for other variable life insurance policies offered by KILICO.

   The Separate Account is administered and accounted for as part of our general business. The income, capital gains or capital losses of the Separate Account are credited to or charged against Separate Account assets, without regard to the income, capital gains or capital losses of any other separate account or any other business we conduct. The Policy benefits are our obligations.

   The Separate Account is registered with the Securities and Exchange Commission (the "Commission") as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). However, the Commission does not supervise the management, investment practices or policies of the Separate Account or KILICO.


   The Policy currently offers seventeen Subaccounts. Additional Subaccounts may be added in the future. Not all Subaccounts may be available in all jurisdictions or under all Policies.


                                   THE FUNDS


   The Separate Account invests in shares of Evergreen Variable Annuity Trust, Fidelity Variable Insurance Products Funds, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust and, The Universal Institutional Funds, Inc. Each is a series type investment company registered as an open-end management investment company. The Commission does not supervise their management, investment practices or policies. The Funds provide investment vehicles for variable life insurance and variable annuity contracts. Shares of the Funds currently are sold only to insurance company separate accounts and certain qualified retirement plans. In addition to the Separate Account, shares of the Funds may be sold to variable life insurance and variable annuity separate accounts of insurance companies not affiliated with KILICO. It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts of companies unaffiliated with KILICO, or for variable life insurance separate accounts, variable annuity separate accounts and qualified retirement plans to invest simultaneously in the Funds. Currently, we do not foresee disadvantages to variable life insurance owners, variable annuity owners or qualified retirement plans. The Funds have an obligation to monitor events for material conflicts between owners and determine what action, if any, should be taken. In addition, if we believe that a Fund's response to any of those events or conflicts insufficiently protects Owners, we will take appropriate action on our own.





   The Separate Account invests in the portfolios of the Funds. The assets of each portfolio are held separate from the assets of the other portfolios, and each portfolio has its own distinct investment objective and policies. Each portfolio operates as a separate investment fund, and the income, gains or losses of one portfolio generally have no effect on the investment performance of any other portfolio.


Evergreen Variable Annuity Trust


   The portfolios of the Evergreen Variable Annuity Trust in which the Separate Account invests are summarized below:


   Evergreen VA Fund: Seeks long-term capital growth.

   Evergreen VA Foundation Fund: Seeks to achieve in order of priority: capital growth, preservation of capital and reasonable income.

   Evergreen VA Global Leaders Fund: Seeks to provide investors with long-term capital growth.

   Evergreen VA Growth and Income Fund: Seeks capital growth in the value of its shares and current income.

   Evergreen VA International Growth Fund: Seeks long-term growth of capital and secondarily, modest income.

   Evergreen VA Masters Fund: Seeks long-term capital growth.

   Evergreen VA Omega Fund: Seeks long-term capital growth.

   Evergreen VA Small Cap Value Fund: Seeks current income and capital growth in the value of its shares.

   Evergreen VA Strategic Income Fund: Seeks high current income from interest on debt securities. Secondarily, the Fund considers potential for growth of capital in selecting securities.

   Evergreen Investment Management Company, LLC is the investment adviser to Evergreen VA Fund, Evergreen VA Foundation Fund, Evergreen VA Global Leaders Fund, Evergreen VA Growth and Income Fund, Evergreen VA International Growth Fund, Evergreen VA Masters Fund, Evergreen VA Omega Fund, Evergreen VA Small Cap Value Fund and Evergreen VA Strategic Income Fund. MFS Institutional Advisors, Inc., OppenheimerFunds, Inc. and Putnam Investment Management, LLC currently serve as sub-advisors to a portion of the Evergreen VA Masters Fund.


Fidelity Variable Insurance Products Funds



   The portfolios of the Fidelity Variable Insurance Products Funds in which the Separate Account invests are summarized below:



   Fidelity VIP Contrafund Portfolio (Initial Class): Seeks long-term capital appreciation.



   Fidelity VIP Index 500 Portfolio (Initial Class): Seeks investment results that correspond to the total return of common stocks publicly traded in the United States as represented by the S&P 500.


   Fidelity VIP Money Market Portfolio (Initial Class): Seeks as high a level of current income as is consistent with the preservation of capital and liquidity.

   Fidelity VIP Overseas Portfolio (Initial Class): Seeks long-term growth of capital.


   Fidelity Management & Research Company ("FMR") serves as the investment adviser to the Fidelity VIP Contrafund Portfolio, the Fidelity VIP Index 500 Portfolio, Fidelity VIP Money Market Portfolio and the Fidelity VIP Overseas Portfolio. Fidelity Investments Money Management, Inc., a subsidiary of FMR, chooses investments for the Fidelity VIP Money Market Portfolio. Fidelity Management & Research (U.K.) Inc. ("FMR U.K."), in London, England, Fidelity Management & Research (Far East) Inc. ("FMR Far East"), in Tokyo, Japan, Fidelity International Investment Advisors, in Pembroke, Bermuda, and Fidelity International Investment Advisors (U.K.) Limited ("FIIA(U.K.)L"), in London, England, serve as sub-advisers to the Fidelity VIP Contrafund Portfolio and the Fidelity VIP Overseas Portfolio. Bankers Trust Company, a wholly-owned subsidiary of Bankers Trust New York Corporation, currently serves as the sub-adviser to the Fidelity VIP Index 500 Portfolio.




Franklin Templeton Variable Insurance Products Trust


   The Franklin Templeton Variable Insurance Products Trust Portfolio in which the Separate Account invests is summarized below:



   Templeton Global Income Securities Fund (Class 1 Shares): Seeks high current income. Capital appreciation is a secondary consideration.

   Franklin Advisers, Inc. is the investment manager for the Templeton Global Income Securities Fund.


Goldman Sachs Variable Insurance Trust


   The portfolios of the Goldman Sachs Variable Insurance Trust in which the Separate Account invests is summarized below:





   Goldman Sachs International Equity Fund: Seeks long-term capital appreciation, primarily through equity securities of companies that are organized outside the United States or whose securities are principally traded outside the United States.



   Goldman Sachs Asset Management International, an affiliate of Goldman, Sachs & Co., serves as investment adviser to the Goldman Sachs International Equity Fund.


The Universal Institutional Funds, Inc.


   The portfolios of The Universal Institutional Funds, Inc. in which the Separate Account invests are summarized below:



   High Yield Portfolio: Seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of high yield securities, commonly referred to as "junk bonds." The portfolio may also invest in investment grade fixed income securities (including U.S. Government securities), corporate bonds and mortgage securities, and to a limited extent foreign fixed income securities, including emerging market securities; and may use futures, swaps and other derivatives.



   U.S. Real Estate Portfolio: Seeks above-average current income and long-term capital appreciation by investing primarily in equity securities of U.S. companies in the U.S. real estate industry, including real estate investment trusts.



   Morgan Stanley Investment Management Inc., which does business in certain instances using the name "Van Kampen", serves as the investment adviser to The Universal Institutional Funds, Inc. High Yield and U.S. Real Estate Portfolios. Prior to May 1, 2002, Morgan Stanley Investments LP (formerly, Miller Anderson & Sherrerd, LLP), an affiliate of Morgan Stanley Investment Management Inc., served as investment adviser to The Universal Institutional Funds, Inc. High Yield Portfolio.



   The portfolios may not achieve their stated objectives. More detailed information, including a description of risks involved in investing in the portfolios, is found in the Funds' prospectuses, accompanying this Prospectus, and statements of additional information, available from us upon request. (See also "Charges and Deductions--Other Charges").


Change of Investments


   We reserve the right to make additions to, deletions from, or substitutions for the shares held by the Separate Account or that the Separate Account may purchase. We reserve the right to eliminate the shares of any of the portfolios and to substitute shares of another portfolio or of another investment company, if the shares of a portfolio are no longer available for investment, or if in our judgment further investment in any portfolio becomes inappropriate in view of the purposes of the Policy or the Separate Account. We may also eliminate or combine one or more Subaccounts, transfer assets, or substitute one Subaccount for another Subaccount, if, in our sole discretion, marketing, tax or investment conditions warrant. We will not substitute any shares attributable to an Owner's interest in a Subaccount without notice to the Owner and the Commission's prior approval, if required. Nothing contained in this Prospectus shall prevent the Separate Account from purchasing other securities for other series or classes of policies, or from permitting a conversion between series or classes of policies on the basis of requests made by Owners.



   We also reserve the right to establish additional Subaccounts of the Separate Account, each of which would invest in a new portfolio of the Funds, or in shares of another investment company. New subaccounts may be established when, in our sole discretion, marketing needs or investment conditions warrant. New subaccounts may be made available to existing Owners as we determine.

   If we deem it to be in the best interests of persons having voting interests under the Policy, the Separate Account may be:



      .  operated as a management company under the 1940 Act;


      . deregistered under the 1940 Act in the event such registration is no longer required; or


      . combined with our other separate accounts. To the extent permitted by law, we may also transfer assets of the Separate Account to another separate account, or to the General Account.


                             FIXED ACCOUNT OPTION

   Amounts allocated or transferred to the Fixed Account are part of our General Account, supporting insurance and annuity obligations. Interests in the Fixed Account are not registered under the Securities Act of 1933 ("1933 Act"), and the Fixed Account is not registered as an investment company under the 1940 Act. Accordingly, neither the Fixed Account nor any Fixed Account interests generally are subject to the provisions of the 1933 or 1940 Acts. We have been advised that the staff of the Commission has not reviewed the disclosures in this Prospectus relating to the Fixed Account. Statements regarding the Fixed Account, however, may be subject to the general provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

   Under the Fixed Account option, we pay a fixed interest rate for stated periods. This Prospectus describes only the aspects of the Policy involving the Separate Account, unless we refer to fixed accumulation and settlement options.

   We guarantee the interest rate credited to the Fixed Account will be at least 3% annually. At our discretion, we may credit interest in excess of 3%. We reserve the right to change the rate of excess interest credited. We also reserve the right to declare different rates of excess interest depending on when amounts are allocated or transferred to the Fixed Account and Cumulative Adjusted Premiums Paid. (See "Charges and Deductions--Mortality and Expense Risk Charge.") As a result, amounts at any given designated time may be credited with a different rate of excess interest than the rate previously credited to such amounts and to amounts allocated or transferred at any other designated time. Pursuant to state insurance law, we may defer payment of any surrender proceeds, withdrawal amounts, or loan amounts from the Fixed Account for a period up to six (6) months.

                                  THE POLICY

Policy Issue

   Before we issue a Policy, we must receive a completed application and the minimum initial premium at our home office. We ordinarily issue a Policy only for Insureds Age 1 through 85 who supply satisfactory evidence of insurability. Acceptance of an application is subject to our underwriting requirements.

   After underwriting is complete and the Policy is delivered to you, insurance coverage begins as of the Policy Date. (See "Premiums.") A Survivorship Policy is owned

      .  jointly by the two Insureds,
      .  by the surviving Insured, or
      .  by a different Owner named in the application or subsequently changed.

   If the Policy is jointly owned, both Owners must join in the exercise of rights under the Policy.

Premiums

   We must receive premiums at our home office. (See "Distribution of Policies.") Checks must be made payable to KILICO.

   Planned Premiums. You specify a Planned Premium payment on the application that provides for the payment of level premiums over a specified period of time. However, you are not required to pay Planned Premiums.

   The total minimum premium is: (i) $250,000 for the first Policy Year or (ii) $50,000 per year for the first five Policy Years. However, the following minimums apply to Individual Policies issued in multi-life cases: single premium $5,000; annual $600; semi-annual $300; quarterly $150; monthly $50; and unscheduled $150. The maximum amount of premium that may be paid at any time is the maximum permitted under tax law to qualify the Policy as a life insurance contract. The amount, frequency and period of time over which you pay premiums may affect whether the Policy will be classified as a modified endowment contract. Accordingly, variations from the Planned Premiums cause the Policy to become a modified endowment contract, and therefore subject to different tax treatment from conventional life insurance contracts for certain pre-death distributions. (See "Federal Tax Matters.")

   Payment of the Planned Premium does not guarantee that a Policy remains in force. Instead, the duration of the Policy depends upon the Policy's Surrender Value. Even if Planned Premiums are paid, the Policy will lapse any time Surrender Value is insufficient to pay the current monthly deductions and a grace period expires without sufficient payment. (See "The Policy--Policy Termination, Lapse and Reinstatement.")

   The initial premium is the only premium required to be paid under a Policy. However, additional premiums may be necessary to keep the Policy in force. We may reject or limit any premium payment that is below the current minimum premium amount, or that would increase the Death Benefit by more than the amount of the premium. We may return all or a portion of a premium payment if it would disqualify the Policy as life insurance under the Internal Revenue Code. We will not reject a premium payment which is required to keep a Policy in force. (See "The Policy--Policy Termination, Lapse and Reinstatement.")

   Certain charges are deducted from each premium payment. (See "Charges and Deductions.") The remainder of the premium is Net Premium and is allocated as described below under "The Policy--Allocation of Premiums and Separate Account Value."

   Policy Date. The Policy Date is used to determine Policy Years and Monthly Processing Dates. The Policy Date is the date that insurance coverage takes effect. If this date is the 29th, 30th, or 31st of a month, the Policy Date will be the first of the following month.

   In the event we decline an application, we will refund Cash Value in the Fidelity VIP Money Market Subaccount plus the total amount of monthly deductions and deductions against premiums.

Allocation of Premiums and Separate Account Value

   Allocation of Premiums. For Policies issued in those jurisdictions that require a return of premium during the Free-Look Period, including Policies which replace an existing insurance policy issued in certain jurisdictions, the initial Net Premium is allocated to the Fidelity VIP Money Market Subaccount. Separate Account Value remains in the Fidelity VIP Money Market Subaccount until the Trade Date. On the Trade Date, the Separate Account Value in the Fidelity VIP Money Market Subaccount is allocated among the Subaccounts and the Fixed Account as specified in the application. The initial Net Premium in other jurisdictions will be allocated on the Issue Date to the Subaccounts and the Fixed Account as specified in the application. Additional premium received will be allocated as specified in the application or in later written instructions received from you. The minimum amount of any premium that may be allocated to a Subaccount is $50. Cash Value may be allocated to a total of ten (10) Subaccounts at any given time.

   Separate Account Value will vary with the investment experience of the chosen Subaccounts. You bear the entire investment risk.

   Transfers. If the initial Net Premium is allocated to the Fidelity VIP Money Market Subaccount, Separate Account Value may be transferred among the Subaccounts and into the Fixed Account after the Trade Date. If the initial Net Premium has been allocated to the Subaccounts, Separate Account Value may be transferred after the Issue Date. These transfers are limited to one transfer every fifteen (15) days. All transfers made during a business day are treated as one transfer.

   Fixed Account Value may be transferred to one or more Subaccounts. One transfer of up to 30% of the Fixed Account Value may be made once each Policy Year in the thirty day period following the end of a Policy Year.

   Transfers are based on the Accumulation Unit Values next determined following our receipt of valid, complete transfer instructions. Transfer requests must be in writing in a form acceptable to us or by telephone authorization under forms we authorize. (See "General Provisions--Written Notices and Requests.") The minimum partial transfer amount is $500. No partial transfer may be made if the value of your remaining interest in a Subaccount or the Fixed Account, from which amounts are to be transferred, would be less than $500 after the transfer. We may waive these minimums for reallocations under established third party asset allocation programs. We may suspend, modify or terminate the transfer provision. We disclaim all liability if we follow in good faith instructions given in accordance with our procedures, including requests for personal identifying information, that are designed to limit unauthorized use of the privilege. Therefore, you bear the risk of loss in the event of a fraudulent telephone transfer.

   If you authorize a third party to transact transfers on your behalf, we will reallocate Cash Value pursuant to the authorized asset allocation program. However, we do not offer or participate in any asset allocation program and we take no responsibility for any third party asset allocation program. We may suspend or cancel acceptance of a third party's instructions at any time and may restrict the investment options available for transfer under third party authorizations.


   Market Timing. This Policy is not designed for professional market timing organizations, or other organizations or individuals engaged in market timing strategies in response to short-term fluctuations in the market, involving frequent transfers, or transfers representing a substantial percentage of the assets of any Subaccount. You should not purchase the Policy if you intend to engage in such market timing strategies. Market timing strategies may be disruptive to the Subaccounts and may be detrimental to Owners. Further, these short-term strategies are particularly inappropriate for attaining long-term retirement goals or for the protection of heirs. Consequently, we reserve the right, at our sole discretion and without prior notice, to take action when we identify market timing strategies detrimental to Owners.



   Automatic Asset Reallocation. You may elect to have transfers made automatically among the Subaccounts on an annual, semi-annual, quarterly, or monthly basis so that Cash Value is reallocated to match the percentage allocations in your predefined premium allocation elections. Unless you specify a different date, transfers will occur on the 10th day of the month (or the next business day if the 10th falls on a weekend or holiday.) Transfers under this program are not subject to the $500 minimum transfer limitations. An election to participate in the automatic asset reallocation program must be in writing on our form and returned to our home office. There is currently no charge to participate in the program.


Policy Termination, Lapse and Reinstatement

   Termination and Lapse. All coverage under the Policy terminates when any one of the following events occurs:

      .  you request termination of coverage;

      . the Insured dies (last surviving Insured in the case of a Survivorship Policy);

      .  the Policy matures; or

      .  a lapse occurs.

   The Policy will lapse when the Surrender Value is insufficient to cover the current monthly deductions and a grace period expires without a sufficient payment. (See "Charges and Deductions.")

   The grace period is 61 days. The grace period begins when we send notice that the Surrender Value is insufficient to cover the monthly deductions. If we do not receive a premium payment or loan repayment during the grace period sufficient to keep the Policy in force for three months, the Policy will lapse and terminate without value.

   If payment is received within the grace period, the premium or loan repayment will be allocated to the Subaccounts and the Fixed Account in accordance with current allocation instructions. Amounts over and above the amounts necessary to prevent lapse may be paid as additional premiums, to the extent permissible. (See "The Policy--Premiums.")

   We will not accept any payment causing the total premium payment to exceed the maximum payment permitted for life insurance. However, you may voluntarily repay a portion of Debt to avoid lapse. You may also combine premium payments with Debt repayments. (See "Federal Tax Matters.")

   The Death Benefit payable during the grace period will be the Death Benefit in effect immediately prior to the grace period, less any Debt and any unpaid monthly deductions.

   Reinstatement. If a Policy lapses because of insufficient Surrender Value to cover the monthly deductions, and it has not been surrendered for its Surrender Value, it may be reinstated at any time within three years after the date of lapse. Tax consequences may affect the decision to reinstate. Reinstatement is subject to:

      (1) receipt of evidence of insurability satisfactory to us (if the Policy is a Survivorship Policy, we must receive satisfactory evidence of insurability for both Insureds or evidence for the last surviving Insured and due proof of the first death);

      (2) payment of a minimum premium sufficient to cover monthly deductions for the grace period and to keep the Policy in force three months; and

      (3) payment or reinstatement of any Debt which existed at the date of termination of coverage.

   The effective date of reinstatement of a Policy is the Monthly Processing Date that coincides with or next follows the date we approve the application for reinstatement. Suicide and incontestability provisions apply from the effective date of reinstatement. For Survivorship Policies, if the Policy has lapsed, one of the Insureds dies, and the last surviving Insured reinstates, the Policy will be re-issued as an Individual Policy.

                          POLICY BENEFITS AND RIGHTS

Death Benefit

   While the Policy is in force (see "Policy Termination, Lapse and Reinstatement--Termination and Lapse," above), a Death Benefit will be paid upon the death of the Insured (the last surviving Insured in the case of a Survivorship Policy). The Death Benefit is based on the Death Benefit option, the Death Benefit qualification test, the Specified Amount and the Table of Death Benefit Factors (see Appendix A) applicable at the time of death. The Death Benefit proceeds equal the Death Benefit minus any Debt and minus any monthly deductions due during any grace period.

   You make two elections in the application to determine the Death Benefit. First, you choose one of two Death Benefit options--Option A or Option B. Second, you choose the Death Benefit qualification test--the cash value accumulation test or guideline premium test. The Death Benefit qualification test is the method for qualifying the Policy as a life insurance contract under federal tax law. If no Death Benefit option or qualification test is designated, we assume that Option A under the guideline premium test, described below, has been selected. Subject to certain restrictions, you can change the Death Benefit option selected. So long as the Policy remains in force, the Death Benefit under either option will never be less than the Specified Amount.

   You choose the Specified Amount on the application. The Specified Amount is stated in the Policy Specifications. The minimum Specified Amount under an Individual Policy is $50,000 (or a lower amount based upon a single premium payment and which satisfies the requirements of applicable tax law to qualify the Policy as a life insurance contract). The minimum Specified Amount under a Survivorship Policy is $1,000,000.

   We reserve the right to reduce the Death Benefit (but not below the Specified Amount in effect at that time) arising from application of the required Death Benefit Factors when we cannot obtain reinsurance coverage. The reductions are effected by requiring partial withdrawals of Cash Value. We will exercise this right according to administrative procedures designed to insure it is used in a non-discriminatory manner. The partial withdrawals may be taxable to the Owners. (See "Federal Tax Matters.")

   Option A. For Policies issued under the cash value accumulation test, described below, the Option A Death Benefit equals the Specified Amount or, if greater, the Cash Value (determined as of the end of the Valuation Period during which the Insured or last surviving Insured dies) multiplied by the Death Benefit Factor. For Policies issued under the guideline premium test, the Option A Death Benefit equals the Specified Amount or, if greater, the Cash Value (determined as of the end of the Valuation Period during which the Insured or last surviving Insured dies) multiplied by the Death Benefit Factor. The Death Benefit Factors under both tests vary according to the age(s) of the Insured(s). For example, under the guideline premium test, the Death Benefit Factor is 250% for an Insured at Age 40 or under, and it declines for older Insureds. In setting the Death Benefit Factors, we seek to ensure that the Policy will qualify for favorable federal income tax treatment. A table showing the Death Benefit Factors under the guideline premium test is in Appendix A to this Prospectus and in the Policy.

   Option B. Under Option B, the Death Benefit equals the Specified Amount plus the Cash Value (determined as of the end of the Valuation Period during which the Insured or last surviving Insured dies). For Policies issued under the cash value accumulation test, the Death Benefit will not be less that the Cash Value (determined as of the end of the Valuation Period during which the Insured or last surviving Insured dies) multiplied by the Death Benefit Factor. For Policies issued under the guideline premium test, the Death Benefit will not be less than the Cash Value multiplied by the Death Benefit Factor. The Death Benefit Factors are the same as those used in connection with Option A and shown in Appendix A to this Prospectus. The Death Benefit under Option B always varies as Cash Value varies.

   You also choose from two Death Benefit qualification tests available under the Policy. Once selected, the Death Benefit qualification test cannot be changed.

   Cash Value Accumulation Test. Under the cash value accumulation test, the Death Benefit must be sufficient so that the cash surrender value, as defined in Section 7702 of the Internal Revenue Code, at no time exceeds the net single premium required to fund the future Policy benefits. If Cash Value is at any time greater than the net single premium at the Insured's age and sex for the proposed Death Benefit, the Death Benefit will be increased automatically by multiplying the Cash Value by the corridor percentage computed in compliance with the Internal Revenue Code. The corridor percentages vary according to the age, sex, and underwriting classification of the Insured(s). The resulting Death Benefit at least equals the amount required for the Policy to be deemed life insurance under Section 7702 of the Internal Revenue Code. The corridor percentage is calculated using a four percent (4%) interest rate or the contractually guaranteed interest rate, whichever is greater, and mortality charges specified in the prevailing Commissioner's standard table as of the time the Policy is issued.

   Guideline Premium Test. The guideline premium test limits the amount of premiums payable for an Insured of a particular age and sex. The test also applies a prescribed corridor percentage to determine a minimum ratio of Death Benefit to Cash Value.

   There are two main differences between the guideline premium test and the cash value accumulation test. First, the guideline premium test limits the amount of premium that may be paid. These limits do not apply under the cash value accumulation test. (However, any premium that would increase the net amount at risk is subject to evidence of insurability satisfactory to us.) Second, the factors that determine the minimum Death Benefit relative to Cash Value are different. Required increases in the minimum Death Benefit due to growth in Cash Value will generally be greater under the cash value accumulation test than under the guideline premium test. Owners who desire to pay premiums in excess of the guideline premium test limitations should select the cash value accumulation test. Owners who do not desire to pay premiums in excess of the guideline premium test limitations should consider the guideline premium test. You should consult a qualified tax adviser in making your Death Benefit selections.

   Examples of Options A and B. The following examples demonstrate the determination of the Death Benefit under Options A and B for the cash value accumulation test and the guideline premium test. The examples show an Individual Policy and a Survivorship Policy, with the same Specified Amount and Cash Value. The Individual Policy examples assume a male, non-tobacco Insured who is Age 50 and Age 70, respectively, at the time of death and that there is no outstanding Debt. The Survivorship Policy examples assume one male non-tobacco Insured Age 55 and one female non-tobacco Insured Age 50, and one male non-tobacco Insured Age 75 and one female non-tobacco Insured Age 70. The Policy is in its tenth (10th) Policy Year with both Insureds having attained Age 55 at the time of death, and there is no outstanding Debt.

                           INDIVIDUAL POLICY--AGE 50

                                              Cash Value  Guideline
                                             Accumulation  Premium
                                                 Test       Test
                                             ------------ ---------
             Specified Amount...............   $250,000   $250,000
             Cash Value.....................   $150,000   $150,000
             Death Benefit (corridor) Factor    262.251%       185%
             Death Benefit Option A.........   $393,377   $277,500
             Death Benefit Option B.........   $400,000   $400,000

                           INDIVIDUAL POLICY--AGE 70

                                            Cash Value
                                           Accumulation  Guideline
                                               Test     Premium Test
                                           ------------ ------------
           Specified Amount...............  $1,000,000   $1,000,000
           Cash Value.....................  $  700,000   $  700,000
           Death Benefit (corridor) Factor     151.548%         115%
           Death Benefit Option A.........  $1,060,836   $1,000,000
           Death Benefit Option B.........  $1,700,000   $1,700,000

                SURVIVORSHIP POLICY--AGES MALE 55 AND FEMALE 50

                                            Cash Value
                                           Accumulation  Guideline
                                               Test     Premium Test
                                           ------------ ------------
           Specified Amount...............  $1,000,000   $1,000,000
           Cash Value.....................  $  500,000   $  500,000
           Death Benefit (corridor) Factor     336.783%         185%
           Death Benefit Option A.........  $1,683,915   $1,000,000
           Death Benefit Option B.........  $1,683,915   $1,500,000

                SURVIVORSHIP POLICY--AGES MALE 75 AND FEMALE 70

                                            Cash Value
                                           Accumulation  Guideline
                                               Test     Premium Test
                                           ------------ ------------
           Specified Amount...............  $2,000,000   $2,000,000
           Cash Value.....................  $1,500,000   $1,500,000
           Death Benefit (corridor) Factor     169.985%         115%
           Death Benefit Option A.........  $2,549,775   $2,000,000
           Death Benefit Option B.........  $3,500,000   $3,500,000

   The Cash Values shown in these examples are illustrative only and not based on any specific assumed investment return.

   All calculations of Death Benefit are made as of the end of the Valuation Period during which the Insured or last surviving Insured dies. Death Benefit proceeds may be paid to a Beneficiary in a lump sum or under the Policy's settlement options.

   Death Benefits ordinarily are paid within seven days after we receive all required documentation. For Survivorship Policies, we require due proof of the first death. Due proof of death is required within 60 days of death or as soon thereafter as possible. Written proof of death must be in the form of a certified copy of the death certificate, a physician's statement or any other proof satisfactory to us. Payments may be postponed in certain circumstances. (See "General Provisions--Postponement of Payments").

Changes in Death Benefit Option

   After the first Policy Year, you may change the Death Benefit option from Option A to Option B, or from Option B to Option A. Changes in the Death Benefit option may be made, in writing, once per Policy Year. The effective date of the change is the next Monthly Processing Date after we accept the change.

   A change in the Death Benefit from Option A to Option B reduces the Specified Amount by the amount of the Policy's Cash Value. Therefore, the Death Benefit payable under Option B at the time of the change equals the amount payable under Option A immediately prior to the change. The change from Option A to Option B affects the determination of the Death Benefit since Cash Value will then be added to the new Specified Amount, and the Death Benefit then varies with Cash Value.

   A change in the Death Benefit from Option B to Option A increases the Specified Amount by the amount of the Policy's Cash Value. Therefore, the Death Benefit payable under Option A at the time of the change equals the amount payable under Option B immediately prior to the change. However, the change from Option B to Option A affects the determination of the Death Benefit since Cash Value is not added to the Specified Amount in determining the Death Benefit. The Death Benefit then equals the new Specified Amount (or, if higher, Cash Value times the applicable specified percentage).

   A change in Death Benefit option may affect the future monthly cost of insurance charge, which varies with the net amount at risk. Generally, the net amount at risk is the amount by which the Death Benefit exceeds Cash Value. (See "Charges and Deductions--Cost of Insurance Charge.") If the Death Benefit does not equal Cash Value times a Death Benefit Factor under either Option A or Option B, changing from Option B to Option A will generally decrease the future net amount at risk. This would decrease the future cost of insurance charges. Changing from Option A to Option B generally results in a net amount at risk that remains level. Such a change, however, results in an increase in the cost of insurance charges over time, since the cost of insurance rates increase with an Insured's Age.

Changes in Specified Amount


   After the first Policy Year, you may increase or decrease the Specified Amount, subject to our approval. A change in Specified Amount may only be made once per Policy Year. The minimum change in Specified Amount is $25,000 for an Individual Policy and $100,000 for a Survivorship Policy. Increases are not allowed after an Insured attains Age 85. Increasing the Specified Amount could increase the Death Benefit. Decreasing the Specified Amount could decrease the Death Benefit. The amount of change in the Death Benefit will depend, among other things, upon the selected Death Benefit option and the degree to which the Death Benefit exceeds the Specified Amount prior to the change. Changing the Specified Amount could affect the subsequent level of Death Benefit and Policy values. An increase in Specified Amount may increase the net amount at risk, thereby increasing your cost of insurance charge. Separate cost of insurance rates apply to increases in Specified Amount. Conversely, a decrease in Specified Amount may decrease the net amount at risk, thereby decreasing your cost of insurance charge. Decreases in the Death Benefit may have tax consequences. (See "Federal Tax Matters.")




   Increases. We require additional evidence of insurability for an increase in Specified Amount. Suicide and incontestability provisions apply to the amount of any increase in Specified Amount from its effective date.

   Decreases. Any decrease in Specified Amount is first applied to the most recent increases successively, then to the original Specified Amount. A decrease is not permitted if the Specified Amount would fall below the lesser of the initial Specified Amount or $50,000 for an Individual Policy or $1,000,000 for a Survivorship Policy. If after a decrease in the Specified Amount, total premiums paid exceed the tax law's premium limitations, we will refund the amount exceeding the premium limitations. Some or all of the amount refunded may be subject to tax, and a 10% tax penalty may apply. (See "Federal Tax Matters.")

   We reserve the right to deny a requested decrease in Specified Amount. The reasons for denial may include:

      . our determination that a decrease would cause the Policy to fail the tax-related guideline premium limitations, resulting in the Policy's termination, or

      . our determination that the decrease would cause the Policy to fail the tax-related guideline premium limitations because the payments from Cash Value required to effect the decrease exceed Surrender Value.

   Requests for change in Specified Amount must be made in writing. The requested change becomes effective on the Monthly Processing Date on or next following our acceptance of the request. If the Owner is not the Insured, we require the Insured's consent.

Benefits at Maturity

   If the Insured is alive on the Policy Date anniversary nearest the Insured's 100th birthday (or, if the Policy is a Survivorship Policy, the last surviving Insured is living on the Policy Date anniversary nearest the younger Insured's 100th birthday), we pay the Owner the Surrender Value of the Policy. On the Maturity Date, the Policy terminates and we have no further obligations under the Policy. See "Optional Insurance Benefits" regarding extending the Maturity Date.

Cash Value

   Cash Value reflects

      . the investment experience of the selected Subaccounts, . the frequency and amount of premiums paid, . transfers between Subaccounts,
      .  withdrawals,
      .  any Fixed Account or Loan Account values, and
      .  Policy charges.

   You may make partial withdrawals of Cash Value or surrender the Policy and receive the Policy's Surrender Value. (See "Surrender Privilege.") Cash Value is not guaranteed.

   Calculation of Cash Value. Cash Value is the total of

      .  Separate Account Value,

      .  Fixed Account Value, and

      .  Loan Account value.

   Cash Value is determined on each Valuation Date. It is first calculated on the Policy Date. On that date, the Cash Value equals the initial Net Premium, minus the monthly deductions for the first Policy month. (See "Charges and Deductions.")

   On any Valuation Date, Separate Account Value in any Subaccount equals:

      (1) Separate Account Value in the Subaccount at the end of the preceding Valuation Period, times the Investment Experience Factor (defined below) for the current Valuation Period; plus

      (2) Any Net Premium received and allocated to the Subaccount during the current Valuation Period; plus

      (3) All amounts transferred to the Subaccount during the current Valuation Period, either from a Subaccount, the Fixed Account or the Loan Account for Policy Loan repayment (see "Policy Benefits and Rights--Policy Loans"); minus

      (4) The pro rata portion of the monthly cost of insurance charge and any other charges assessed to the Subaccount (see "Charges and Deductions--Cost of Insurance Charge"); minus

      (5) All amounts transferred from the Subaccount during the current Valuation Period; minus

      (6) All amounts withdrawn from the Subaccount during the current Valuation Period; minus

      (7) All amounts loaned from the Subaccount during the current Valuation Period.

   There will also be Cash Value in the Loan Account if there is a Policy Loan outstanding. The Loan Account is credited with amounts transferred from Subaccounts for Policy Loans. The Loan Account balance earns daily interest at a rate equal to the Adjustable Loan Interest Rate reduced by not more than 1%. (See "Policy Benefits and Rights--Policy Loans.")

   The Cash Value in the Fixed Account is credited with interest at our declared annual rate. The annual rate will never be less than 3%.

   Accumulation Unit Value. Each Subaccount has its own Accumulation Unit Value. When Net Premium or other amounts are allocated to a Subaccount, units are purchased based on the Subaccount's Accumulation Unit Value at the end of the Valuation Period during which the allocation is made. When amounts are transferred out of, or deducted from, a Subaccount, units are redeemed in a similar manner.

   For each Subaccount, Accumulation Unit Value was initially set at the same unit value as the net asset value of a share of the underlying Fund. The Accumulation Unit Value for each subsequent Valuation Period is the Investment Experience Factor for that Valuation Period times the Accumulation Unit Value for the preceding Valuation Period. Each Valuation Period has a single Accumulation Unit Value which applies for each day in the period. The number of Accumulation Units will not change due to investment experience.

   The Investment Experience Factor may be greater or less than one; therefore, the Accumulation Unit Value may increase or decrease.

   Investment Experience Factor. The investment experience of the Separate Account is calculated by applying the Investment Experience Factor to the Separate Account Value in each Subaccount during a Valuation Period. Each Subaccount has its own Investment Experience Factor. The Investment Experience Factor of a Subaccount for any Valuation Period is determined by dividing (1) by (2) and subtracting (3) and (4) from the result, where:

      (1) is the net result of:

          a. The net asset value per share of the investments held in the Subaccount determined at the end of the current Valuation Period; plus

          b. the per share amount of any dividend or capital gain distributions made by the investments held in the Subaccount, if the "ex-dividend" date occurs during the current Valuation Period; plus or minus

          c. a credit or charge for any taxes reserved for the current Valuation Period which we determine has resulted from the investment operations of the Subaccount;

      (2) is the net asset value per share of the investment held in the Subaccount determined at the end of the preceding Valuation Period;

      (3) is the factor representing the Mortality and Expense Risk Charge (see "Charges and Deductions--Mortality and Expense Risk Charge"); and

      (4) is the factor representing the Account Maintenance Fee (see "Charges and Deductions--Policy and Separate Account Administration Charges.")

Policy Loans

   After the first Policy Year, you may borrow all or part of the Policy's maximum loan amount. The maximum loan amount is 90% of Cash Value. The amount of any new loan may not exceed the maximum loan amount less Debt on the date a loan is granted. The minimum amount of a loan is $500. The loan ordinarily is paid within 7 days after we receive a written loan request, although payments may be postponed under certain circumstances. (See "Postponement of Payments" and "Federal Tax Matters.") If Debt equals or exceeds Cash Value, the Policy terminates 61 days after we send notice to you, unless we receive payment sufficient to keep the Policy in force for three months.

   On the date a loan is made, the loan amount is transferred from the Separate Account and Fixed Account to the Loan Account. Unless you direct otherwise, the loan amount is deducted from the Subaccounts and the Fixed Account in proportion to the values that each bears to the total of Separate Account Value and Fixed Account Value at the end of the Valuation Period during which the request is received.

   Loan interest is charged at an adjustable rate we determine at the beginning of each Policy Year. The Policy guarantees the loan interest rate will not exceed the greater of the interest rate shown in the Policy and a published monthly average, currently Moody's Corporate Bond Yield Average-Monthly Average Corporates, as published by Moody's Investors Service, Inc., or any successor to that service, for the calendar month that ends two months before we determine the loan interest rate (the "Adjustable Loan Interest Rate"). Interest not paid when due is added to the loan amount. Unpaid interest is due upon the earlier of the next Policy Date anniversary or when coverage ceases. The same interest rates apply to unpaid interest. When interest is added to the loan amount, we transfer an equal amount from the Separate Account and the Fixed Account to the Loan Account.

   Cash Value in the Loan Account earns interest at a declared rate equal to the Adjustable Loan Interest Rate reduced by not more than 1%. Such interest is allocated to the Loan Account.

   Loan Repayment. All or any portion of a loan may be repaid at any time. You must specify that the purpose of a payment is loan repayment; otherwise, a payment is treated as premium. At the time of repayment, the Loan Account is reduced by the repayment amount, adjusted for the difference between interest charged and interest earned. The net repayment amount is allocated to the Subaccounts and the Fixed Account, according to your current allocation instructions at the end of the Valuation Period during which the repayment is received. These transfers are not limited by the 15 day transfer restriction.

   Effects of Policy Loan. Policy Loans decrease Surrender Value and, therefore, the amount available to pay Policy charges. If Surrender Value on the day preceding a Monthly Processing Date is less than the next monthly deductions, we will notify you. (See "General Provisions--Written Notices and Requests.") The Policy will lapse and terminate without value, unless we receive payment sufficient to keep the Policy in force for three months within 61 days of the date notice is sent. (See "The Policy--Policy Termination, Lapse and Reinstatement.")

   Effect on Investment Experience. A Policy Loan affects Cash Value. The collateral for the outstanding loan (the amount held in the Loan Account) does not participate in the experience of the Subaccounts or earn current interest in the Fixed Account. If the interest credited to the Loan Account is more than the amount that would have been earned in the Subaccounts or the Fixed Account, the Cash Value will, and the Death Benefit may, be higher as a result of the Policy Loan. Conversely, if the amount credited to the Loan Account is less than would have been earned in the Subaccounts or the Fixed Account, the Cash Value, as well as the Death Benefit, may be less.

   Tax Treatment. If the Policy is a modified endowment contract, a loan is treated as a distribution and is includible in income to the extent that Cash Value exceeds premiums paid. Therefore, a loan may result in federal income tax and a 10% tax penalty may also apply. (See "Federal Tax Matters.")

Surrender Privilege

   If the Insured is alive (or, if the Policy is a Survivorship Policy, at any time before the earlier of the death of the last surviving Insured and the Maturity Date), you may surrender the Policy for its Surrender Value. To surrender the Policy, you must return the Policy to us, along with a written request. Surrender Value equals Cash Value minus Debt.

   Partial Withdrawals. After the first Policy Year, you may withdraw a portion of Surrender Value. The minimum amount of each withdrawal is $500. A withdrawal decreases Cash Value by the amount of the withdrawal and, if Death Benefit Option A is in effect, reduces the Specified Amount by the amount of the withdrawal.

Free-Look Period and Exchange Rights

   During the Free-Look Period, you may examine the Policy and return it for a refund. The time period depends on where the Policy is issued; however, it will be at least 10 days from the date you receive the Policy, or generally 30 days (45 days in North Carolina) after you complete the application for insurance, whichever is later. The amount of the refund also depends on where the Policy is issued, but is generally the sum of the Cash Value in the Subaccounts and the Fixed Account. To receive a refund you should return the Policy to us or to the agent who sold the Policy.

   In certain states, at any time during the first two years after the Issue Date, you may exchange the Policy for a non-variable permanent fixed benefit life insurance policy then currently offered by us or an affiliate. Evidence of insurability is not required. The amount of the new policy may be, at your election, either the initial Death Benefit or the same net amount at risk as the Policy on the exchange date. All Debt must be repaid and the Policy must be surrendered before the exchange is made. The new policy will have the same Policy Date and issue age as the exchanged Policy.

                            CHARGES AND DEDUCTIONS

Deductions from Premiums

   We deduct a state and local premium tax charge equal to the actual state and local tax rate from each premium payment before Net Premium is allocated. This charge reimburses us for paying state premium taxes. This charge may be increased or decreased to reflect any changes in state and local premium tax rates. In addition, before Net Premium is allocated, we deduct a charge for federal taxes equal to 1% of each premium payment to compensate us for higher corporate income taxes under the current Internal Revenue Code.

Cost of Insurance Charge

   We deduct a cost of insurance charge monthly from the Subaccounts and the Fixed Account. This charge covers our anticipated mortality costs. The cost of insurance charge is deducted monthly in advance and, unless otherwise requested, is allocated pro rata among the Subaccounts and the Fixed Account.

   We deduct the cost of insurance by canceling units on the Policy Date and on each Monthly Processing Date thereafter. If the Monthly Processing Date falls on a day other than a Valuation Date, the charge is determined on the next Valuation Date. The cost of insurance charge is determined by multiplying the cost of insurance rate (see below) by the "net amount at risk" for each Policy month. The net amount at risk equals the Death Benefit divided by 1.0024663 minus the Cash Value on the Monthly Processing Date.

   Cost of Insurance Rate. The monthly cost of insurance rates are based on the issue age (or attained age in the case of increases in Specified Amount), sex, rate class of the Insured(s) and Policy Year. We determine the monthly cost of insurance rates based on our expectations as to future mortality experience. Any change in the schedule of rates applies to all individuals of the same class as the Insured(s). The cost of insurance rate may never exceed those shown in the table of guaranteed maximum cost of insurance rates in the Policy. The guaranteed maximum cost of insurance rates are based on the 1980 Commissioner's Standard Ordinary Smoker and Non-Smoker Mortality Tables, Age Nearest Birthday, published by the National Association of Insurance Commissioners. Separate costs of insurance rates apply to any increases in Specified Amount.

   Rate Class. The rate class of an Insured will affect the cost of insurance rate. We currently place Insureds in premier and preferred rate classes and rate classes involving a higher mortality risk. The cost of insurance rates for rate classes involving a higher mortality risk are multiples of the premier and preferred rates. (See "Charges and Deductions--Cost of Insurance Rate," above.)

Mortality and Expense Risk Charge

   We deduct a daily charge from the Subaccounts for mortality and expense risks we assume. The mortality and expense risk we assume is that our estimates of longevity and of the expenses incurred over the life of the Policy will not be correct. We may use any profits from this charge for legitimate corporate purposes, including distribution.

   The amount of the Mortality and Expense Risk Charge is determined based upon "Cumulative Adjusted Premiums Paid". Cumulative Adjusted Premiums Paid equals the cumulative amount of premiums paid, net of any partial withdrawals or Policy Loans. The following table reflects the current Mortality and Expense Risk

Charge rates, expressed as an effective annual rate. These current rates are subject to change, but the Mortality and Expense Risk Charge is guaranteed never to exceed an effective annual rate of 0.90% of the average net assets of the Subaccounts. The Mortality and Expense Risk Charge is assessed at a daily rate equal to the effective annual rate divided by 365. The effects of simple compounding may cause charges to slightly exceed the effective annual rate.

                   Cumulative Adjusted Mortality and Expense
                      Premiums Paid         Risk Charge
                   ------------------- ---------------------
                   Up to $100,000.....         0.65%
                   $100,001-$250,000..         0.50%
                   $250,001-$500,000..         0.40%
                   $500,001 and higher         0.30%

   For the purpose of determining the appropriate Mortality and Expense Risk Charge, we reserve the right to combine total Cumulative Adjusted Premiums Paid on one or more Policies by a common grantor, Owner, sponsor (such as in split dollar arrangements), or other group arrangement.

Policy and Separate Account Administration Charges

   We perform or delegate all administrative functions for the Policies and the Separate Account. Expenses of Policy administration include:

      .  those associated with preparing the Policies and confirmation,

      .  maintaining Owner records, and

      .  other Owner servicing costs.

   Separate Account administration expenses include:

      .  preparing annual reports and statements,

      .  maintaining Subaccount records, and

      .  filing fees.

   In addition, certain expenses, such as administrative personnel costs, mailing costs, data processing costs, legal fees, accounting fees, and costs associated with accounting, valuation, regulatory and reporting requirements, are attributable to both the Policies and Separate Account maintenance. As compensation for these administrative expenses, we deduct a Monthly Administrative Charge and an Account Maintenance Charge.

   Monthly Administrative Charge. We deduct a Monthly Administrative Charge from Cash Value on each Monthly Processing Date. The charge is $20 per month during the first Policy Year and the first 12 months following an increase in Specified Amount, and $5 per month at all other times.

   Account Maintenance Charge. To further defray administrative costs, we deduct a daily charge from the Subaccounts at an effective annual rate of 0.45% of the average net assets of the Subaccounts. The charge is assessed at a daily rate equal to the effective annual rate divided by 365. The effects of simple compounding may cause fees to slightly exceed the effective annual rate.

   Under an administrative services agreement, Benefit Finance Partners, LLC ("BFP") provides us with certain services in connection with the Policy and Separate Account management. BFP receives a fee from us based on the services it renders. We are solely responsible for payment of the fee.

   In addition, we and our affiliates have other business relationships with affiliated and unaffiliated service providers who may have business relationships with prospective Policy purchasers. For example, we and our affiliates have certain significant financial arrangements with BFP and its affiliates for the development and implementation of administrative and informational systems, product design, and the development of marketing materials for the Policy and other insurance and investment products. BFP and its affiliates may be called upon to perform other services for us and our affiliates in connection with the sale of the Policy. We and our affiliates also may enter into other business and investment arrangements with BFP.

Other Charges

   Taxes. Currently, no charges are made against the Separate Account for federal, state or other taxes attributable to the Separate Account. We may, however, in the future impose charges for income taxes or other taxes attributable to the Separate Account or the Policy. (See "Federal Tax Matters.")

   Charges Against the Funds. Under the investment advisory agreements with each Fund, the investment manager and/or adviser provides investment advisory and/or management services for the portfolios. The Funds are responsible for advisory fees and various other expenses. Investment advisory fees and expenses differ with respect to each of the portfolios. (See "Summary--Fees and Expenses" and "The Funds.")

   We may receive compensation from the investment advisers of the Funds for services related to the Funds. This compensation will be consistent with the services rendered or the cost savings resulting from the arrangement. Compensation may differ among Funds. For more information concerning investment advisory fees and other charges against the portfolios, see the prospectuses for the Funds accompanying this Prospectus and the statements of additional information of the Funds available from us upon request.

                              GENERAL PROVISIONS

Settlement Options

   You, or the Beneficiary at the death of the Insured (or last surviving Insured) if no election by you is in effect, may elect to have the Death Benefit or Surrender Value paid in a lump sum or have the amount applied to one of the Settlement Options. Payments under these options will not be affected by the investment experience of the Separate Account after proceeds are applied under a Settlement Option. The payee elects monthly, quarterly, semi-annual or annual payments. The option selected must result in a payment that at least equals our required minimum in effect when the option is chosen. If at any time the payments are less than the minimum payment, we may increase the period between payments to quarterly, semi-annual or annual or make the payment in one lump sum.

   Benefit payments are based on the Death Benefit or the Surrender Value calculated on the day preceding the date the first benefit payment is due. The payment will be based on the Settlement Option elected in accordance with the appropriate settlement option table.

   Option 1--Income For Specified Period. We pay income for the period and payment mode elected. The period elected must be as least 5 years but not more than 30 years.

   Option 2--Life Income. We pay monthly income to the payee during the payee's lifetime. If this option is elected, annuity payments terminate automatically and immediately on the death of the payee without regard to the number or total amount of payments made. Thus, it is possible for an individual to receive only one payment if death occurred prior to the date the second payment was due.

   Option 3--Life Income with Installments Guaranteed. We pay monthly income for the guaranteed period elected and thereafter for the remaining lifetime of the payee. The available guaranteed periods are 5, 10, 15 or 20 years.

   Option 4--Joint and Survivor Income. We pay the full monthly income while both payees are living. Upon the death of either payee, the income continues during the lifetime of the surviving payee. The surviving payee's income is based on the percentage designated (50%, 66 2/3%, 75% or 100%) at the time this option is elected. Payments terminate automatically and immediately upon the death of the surviving payee without regard to the number or total amount of payments received.

   Our consent is necessary for any other payment methods.

   The guaranteed monthly payments are based on an interest rate of 2.50% per year and, where mortality is involved, the "1983 Table a" individual mortality table developed by the Society of Actuaries, with a 5-year setback.

Postponement of Payments

   General. Payment of any amount due upon: (a) Policy termination at the Maturity Date, (b) surrender of the Policy, (c) payment of any Policy Loan, or
(d) death of the Insured (or last surviving Insured), may be postponed whenever:

      (1) The New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted as determined by the Commission;

      (2) The Commission by order permits postponement for the protection of owners; or

      (3) An emergency exists, as determined by the Commission, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the net assets of the Separate Account.

   Transfers may also be postponed under these circumstances.

   Death Benefit payments are generally not subject to deferral. However, we may defer payment of surrender proceeds, withdrawal amounts, or loan amounts from the Fixed Account, for up to six months, unless otherwise required by law.

   Payment Not Honored by Bank. The portion of any payment due under the Policy which is derived from any amount paid to us by check or draft may be postponed until such time as we determine that such instrument has been honored by the bank upon which it was drawn.

The Contract

   The Policy, any endorsements, the application, and any supplemental application(s) constitute the entire contract between you and KILICO. All statements made by an Owner or Insured or contained in the application and any supplemental application(s) will, in the absence of fraud or misrepresentation, be deemed representations and not warranties.

   Only the President, the Secretary, or an Assistant Secretary of KILICO is authorized to change or waive the terms of a Policy. Any change or waiver must be in writing and signed by one of those persons.

Misstatement of Age or Sex

   If the age or sex of an Insured is misstated, the Death Benefit will be adjusted to reflect the correct sex and age.

Incontestability

   We may contest the validity of a Policy if any material misrepresentations are made in the application or any supplemental application(s). However, a Policy will be incontestable after it has been in force during the lifetime of the Insured (or, if the Policy is a Survivorship Policy, during the lifetimes of both Insureds) for two years from the Issue Date. A new two-year contestability period will apply to increases in Specified Amount and to reinstatements, beginning with the effective date of the increase or reinstatement.

Suicide

   Suicide by an Insured, while sane or insane, within two years from the Issue Date (or within two years following an increase in Specified Amount) is a risk not assumed under the Policy. Our liability for such suicide is limited to the premiums paid less any withdrawals and Debt. When the laws of the state in which a Policy is delivered require less than a two-year period, the period or amount paid will be as stated in such laws. If the Policy is a Survivorship Policy and there is a surviving Insured, we will make a new Policy available to the surviving Insured, without evidence of insurability. The new Policy will have the same amount of insurance coverage, issue age, Policy Date, and rate class as the original Policy when it was issued. A new two-year period will apply to increases in Specified Amount and to reinstatements, beginning with the effective date of the increase or reinstatement.

Assignment

   No Policy assignment is binding on us until we receive it. We assume no responsibility for the validity of the assignment. Any claim under an assignment is subject to proof of the extent of the assignee's interest. If the Policy is assigned, your rights and the rights of the Beneficiary are subject to the rights of the assignee of record. An assignment of coverage may have tax consequences. (See "Federal Tax Matters.")

Nonparticipating

   The Policy does not pay dividends. It does not participate in any of KILICO's surplus or earnings.

Owner and Beneficiary

   Unless otherwise provided in the application or subsequently changed, the Insured is the Owner. As Owner, you have the exclusive right to cancel or amend the Policy by agreement with us and may exercise every option or right conferred by the Policy, including the right of assignment.

   You designate one or more primary and secondary Beneficiaries in the application. We rely on the latest filed change of Beneficiary. Policy proceeds are paid in equal shares to the survivors in the appropriate beneficiary class, unless you request otherwise. If the Insured dies and, no designated Beneficiary is alive at that time, we will pay the Insured's estate. If the Policy is a Survivorship Policy and no Beneficiary is living when the last surviving Insured dies, we will pay the estate of the last surviving Insured. If a Beneficiary dies within ten days after the Insured dies, we will pay the proceeds of the Policy as if the Insured had survived the Beneficiary. The interest of any Beneficiary may be subject to that of an assignee.

   In order to change the Owner or a designated Beneficiary, you must sign our form. Any change must not be prohibited by the terms of an existing assignment, Beneficiary designation or other restriction. We reserve the right to require the return of the Policy for endorsement. The change is effective when you sign the form, but we will not be liable for payments made or actions taken before we receive the signed form. A change of ownership may have tax consequences. (See "Federal Tax Matters.")

Records and Reports

   We keep the Separate Account records. We send you, at your last known address of record, an annual report showing:

      .  Death Benefit,

      .  Accumulation Unit Value,

      .  Cash Value,

      .  Surrender Value,

      .  additional premium payments,

      .  partial withdrawals,

      .  transsfers,

      .  Policy Loans and repayments, and

      .  Policy charges

   We also send you confirmations and acknowledgments of various transactions, as well as annual and semi-annual Fund reports.

Written Notices and Requests

   Send written notices or requests to our home office at 1600 McConnor Parkway, Schaumburg, Illinois 60196-6801. Please include the Policy number and the full name(s) of the Insured(s). We send notices to your address shown in the application unless an address change is filed with us.

Optional Insurance Benefits

   The following optional insurance benefits are available by rider at the time of application:

      .  continuation of the Policy with an extended Maturity Date, and

      . acceleration of a portion of the Death Benefit due to the Insured's terminal illness.

The cost of these benefits, if any, is added to the monthly deduction. Currently, the Maturity Date may be extended at no cost. Certain restrictions and administrative fees may apply. These benefits, restrictions and fees are described in the rider. We will provide samples of these provisions upon written request.

                             DOLLAR COST AVERAGING

   Under our Dollar Cost Averaging program, Cash Value in the Fixed Account or the Fidelity VIP Money Market Subaccount ("DCA Subaccount") is automatically transferred monthly to other Subaccounts and the Fixed Account. You may enroll any time by completing our Dollar Cost Averaging form. Transfers are made on the 10th of the month. We must receive the enrollment form at least five (5) business days before the transfer date.

   Transfers commence on the first transfer date following the Trade Date if the initial Net Premium has been allocated to the Fidelity VIP Money Market Subaccount. In all other cases, transfers will commence on the first transfer date following the Issue Date, subject to the requirements stated above. The minimum transfer amount is $500 per Subaccount or Fixed Account. In order to enroll, Cash Value in the DCA Subaccount must be at least $10,000. Dollar Cost Averaging automatically ends if Cash Value in the DCA Subaccount is less than the amount designated to be transferred. In this event, Cash Value remaining in the DCA Subaccount will be transferred.

   Dollar Cost Averaging ends if:

      .  the number of designated monthly transfers has been completed,

      . Cash Value attributable to the DCA Subaccount is insufficient to complete the next transfer,

      . we receive your written termination at least five (5) business days before the next transfer date, or

      .  the Policy is surrendered.


There is currently no charge to participate in the Dollar Cost Averaging program. We will give 30 days notice if we amend the Dollar Cost Averaging program. We may terminate the program at any time.


   You may change Dollar Cost Averaging instructions by completing our enrollment form. We must receive the enrollment form at least five (5) business days (ten (10) business days for Fixed Account transfers) before the next transfer date.

   To participate in Dollar Cost Averaging, you may have Cash Value in the Fixed Account and no more than eight (8) non-DCA Subaccounts.

                          SYSTEMATIC WITHDRAWAL PLAN

   We offer a Systematic Withdrawal Plan ("SWP") allowing you to preauthorize periodic withdrawals after the first Policy Year. You instruct us to withdraw selected amounts from the Fixed Account or up to two (2) Subaccounts, on a monthly, quarterly, semi-annual or annual basis. Your periodic payment must be at least $500. These periodic payments are partial withdrawals. (See "Policy Benefits and Rights--Surrender Privileges.") Periodic payments may be subject to income taxes, withholding and tax penalties. (See "Federal Tax Matters.") An SWP application and additional information may be obtained from us or from your representative. We will give 30 days notice if we amend the SWP. The SWP may be terminated at any time by you or us.

                           DISTRIBUTION OF POLICIES

   The Policy is sold by licensed insurance representatives who represent us and who are registered representatives of broker-dealers that are registered under the 1934 Act, and are members of the National Association of Securities Dealers, Inc. ("NASD"). The Policy is distributed through the principal underwriter, BFP Securities, LLC ("BFP Securities"). BFP Securities is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the "1934 Act"), and is a member of the NASD. We are affiliated with BFP and BFP Securities through Zurich's ownership. Pursuant to a Distribution Agreement with us, BFP Securities may enter into Selling Group Agreements with broker-dealers that are registered under the 1934 Act and members of the NASD. BFP Securities is engaged in the distribution of other variable life policies and annuities.

   The Policy may be available for distribution through entities or persons that provide separate trust or consultative estate and business planning services on a fee basis. The fees, if any, are not a part of the Policy and we are not responsible for payment of the fees.

   While no direct sales charge is imposed, we may indirectly pay, through BFP Securities, up to 5% of premiums paid as compensation to selected broker-dealers. Part of the compensation is used to cover the broker-dealer's costs including those associated with sales, training and other marketing support, record keeping, compliance oversight, and general office related overhead. Our distribution expenses, such as commissions and marketing allowances, printing, and preparing sales literature, may be covered from sources such as profits from the Mortality and Expense Risk Charge, administrative, cost of insurance, and other charges.

Group or Sponsored Arrangements

   Policies may be purchased under group or sponsored arrangements or on an individual basis. A "group arrangement" includes a program under which a trustee, employer or similar entity purchases Individual Policies covering a group of individuals on a group basis. Examples of these arrangements are employer-sponsored benefit plans and deferred compensation plans. A "sponsored arrangement" includes a program under which an employer permits group solicitation of its employees or an association permits group solicitation of its members for individual Policy purchases.

   We may reduce the following types of charges for Policies issued under group or sponsored arrangements:

      .  the cost of insurance charge,

      .  Mortality and Expense Risk Charge,

      .  account maintenance charge, and

      .  monthly administrative charge.

   We may also issue Policies under group or sponsored arrangements on a "non-medical" or guaranteed issue basis. Due to the underwriting criteria established for Policies issued on a non-medical, guaranteed issue basis, actual monthly cost of insurance charges may be higher than the current cost of insurance charges under otherwise identical Policies that are medically underwritten. We may also specify different minimum initial premiums for Policies issued in connection with group or sponsored arrangements.

   The amount of any reduction, the charges to be reduced, the elimination or modification of underwriting requirements, and the criteria for applying a reduction or modification will generally reflect the reduced sales and administrative effort, costs and differing mortality experience appropriate to the circumstances giving rise to the reduction or modification. We will reduce charges in accordance with our practices in effect when the Policy is issued. We will eliminate or modify underwriting requirements in accordance with our underwriting procedures in effect when the Policy is issued. Reductions and modifications will not be made where prohibited by law and will not be unfairly discriminatory against any person.

                              FEDERAL TAX MATTERS

Introduction

   This discussion of the federal income tax treatment of the Policy is not exhaustive, does not cover all situations, and is not intended as tax advice. The federal income tax treatment of the Policy is unclear in certain circumstances, and a qualified tax adviser should always be consulted with regard to the application of law to individual circumstances. This discussion is based on the Internal Revenue Code of 1986, as amended (the "Code"), Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and the courts.

   This discussion does not address state or local tax consequences, nor federal estate or gift tax consequences, associated with owning the Policy. In addition, we make no guarantee regarding any tax treatment--federal, state or local--of any Policy or of any transaction involving a Policy.

Our Tax Status

   We are taxed as a life insurance company and the operations of the Separate Account are treated as part of our total operations. The operations of the Separate Account do not materially affect our federal income tax liability because we are allowed a deduction to the extent that net investment income of the Separate Account is applied to increase Cash Values. We may incur state and local taxes attributable to the Separate Account. At present, these taxes are not significant. Accordingly, we do not charge or credit the Separate Account for federal, state or local taxes. However, our federal income taxes are increased because of the federal tax law's treatment of deferred acquisition costs. Accordingly, we charge 1% of each premium payment to compensate us for our higher corporate income tax liability.

   If there is a material change in law, charges or credits may be made to the Separate Account for taxes or reserves for taxes. These charges or credits are determined independently of the taxes we actually pay.

Taxation of Life Insurance Policies

   Tax Status of the Policy. The Code establishes a definition of life insurance which has two alternative tests described previously in this Prospectus. You choose the test you wish to have applied to the Policy. We believe that the Policy will satisfy either test and thus meet the Code definition of life insurance. We reserve the right to refund premiums and earnings thereon, increase the Death Benefit (which may result in higher Policy charges), or take any other action we deem necessary to ensure the Policy's compliance with the tax definition of life insurance. The Death Benefit is generally excludable from the Beneficiary's gross income. Interest and other income credited are not taxable unless certain withdrawals are made (or are deemed to be made) from the Policy prior to the Insured's death, as discussed below. This tax treatment will only apply, however, if (1) the investments of the Separate Account are "adequately diversified", and (2) we, rather than you, are considered the owner of the assets of the Separate Account.

   Diversification Requirements. The Code prescribes the manner in which the Separate Account must be "adequately diversified." If the Separate Account fails to comply with these diversification standards, the Policy will not be treated as a life insurance contract, and you will be taxed on the income on the contract (as defined in the tax law). We expect that the Separate Account, through the Funds, will comply with the prescribed diversification requirements.


   Ownership Treatment. In certain circumstances, variable life insurance contract owners may be considered the owners of the assets of a segregated asset account such as the Separate Account. Income and gains from the Separate Account would then be currently includible in your gross income. The Internal Revenue Service ("IRS") has stated that a variable contract owner will be considered the owner of the assets of a separate account if the owner possesses the ability to exercise investment control over such assets. As of the date of this Prospectus, no comprehensive guidance has been issued by the IRS clarifying the circumstances when such investment control by a variable contract owner would exist. As a result, your right to allocate Cash Values among the Subaccounts may cause you to be considered the owner of the assets of the Separate Account.


   We do not know what limits may be set forth in any guidance that the IRS may issue, or whether any such limits will apply to existing Policies. We therefore reserve the right to modify the Policy as necessary to attempt to prevent Policy Owners from being considered the owners of the assets of the Separate Account. However, there is no assurance that such efforts would be successful.

   The following discussion assumes that the Policy will be treated as a life insurance contract for tax purposes.

   Tax Treatment of Life Insurance Death Benefit Proceeds. In general, the Death Benefit is excludable from the Beneficiary's gross income under the Code. Certain transfers of the Policy, however, may result in a portion of the Death Benefit being taxable. If the Death Benefit is paid under a Settlement Option, generally payments will be prorated between the non-taxable Death Benefit and taxable interest. In general, the tax treatment of payments under the Accelerated Death Benefit rider is the same as the treatment of Death Benefits, as described above.

   Tax Deferral During Accumulation Period. Any increase in Cash Value is generally not taxable to you unless amounts are received (or are deemed to be received) from the Policy prior to the Insured's death. If the Policy is surrendered, the excess of Cash Value over the "investment in the contract" is includible in your income. The "investment in the contract" generally is premium payments minus non-taxable distributions. As described below, the tax treatment of amounts distributed, including loans, while the Insured(s) are alive depends upon whether your Policy is a "modified endowment contract" ("MEC"). The term "modified endowment contract," or "MEC," is defined below.

Policies Which Are Not MECs

   Tax Treatment of Withdrawals Generally. If the Policy is not a MEC, the amount of any withdrawal (including systematic withdrawals) generally will be treated first as a non-taxable recovery of premiums and then as taxable income. Thus, a withdrawal from a non-MEC Policy generally is not taxable income unless the total withdrawals exceed the investment in the contract.

   Distributions Required in the First 15 Policy Years. The Code limits the amount of premiums that may be paid and Cash Value that can accumulate relative to the Death Benefit. Where cash distributions are required in connection with a reduction in benefits during the first 15 years after the Policy is issued (or if withdrawals are made in anticipation of a reduction in benefits during this period), some or all of such amounts may be taxable. A reduction in benefits may result from a decrease in Specified Amount, a change from an Option B Death Benefit to an Option A Death Benefit, if withdrawals are made, and in certain other instances.

   Tax Treatment of Loans. If a Policy is not a MEC, a loan generally is treated as indebtedness of the Owner. As a result, the loan is not taxable income to you if the Policy remains in force. However, when the interest rate credited to the Loan Account is the same as the interest rate charged for the loan, it is unclear whether the IRS would consider some or all of the loan proceeds to be includible in income. Absent further guidance, we will treat all loans as indebtedness. If a Policy lapses when a loan is outstanding, the amount of the loan outstanding will be treated as an amount received in connection with a surrender in determining whether any amounts are includible in the Owner's income.

   Generally, interest paid on Policy Loans or other indebtedness related to the Policy will not be tax deductible, except in the case of certain indebtedness under a Policy covering a "key person." A tax adviser should be consulted before taking any Policy Loan.

Policies Which Are MECs

   Characterization of a Policy as a MEC. A Policy is a MEC if (1) the Policy is received in exchange for a life insurance contract that was a MEC, or (2) the Policy is issued on or after June 21, 1988 and premiums are paid more rapidly than permitted under the "7-Pay Test." A Policy fails this test (and thus is a MEC) if the accumulated amount paid during the first 7 Policy Years exceeds the cumulative sum of the net level premiums which would have been paid to that time if the Policy provided for paid-up future benefits after the payment of 7 level annual premiums. Under the Code, a material change of the Policy generally results in a reapplication of the 7-Pay Test. In addition, any reduction in benefits during the 7-Pay period will affect the application of this test.

   Under Survivorship Policies, there are special considerations in applying the 7-pay test. For example, a reduction in benefits at any time, such as may occur upon a partial surrender, may cause the Policy to be a MEC. Also and more generally, the manner of applying the 7-pay test is somewhat uncertain in the case of contracts covering more than one Insured.

   We monitor the Policies and attempt to notify Owners on a timely basis if a Policy is in jeopardy of becoming a MEC. You may then request that we take available steps to avoid treating the Policy as a MEC.


   Tax Treatment of Withdrawals, Loans, Assignments and Pledges under MECs. If the Policy is a MEC, withdrawals (including systematic withdrawals) are treated first as withdrawals of income and then as a recovery of premiums. Thus, withdrawals are includible in income to the extent that the Cash Value exceeds the investment in the contract. A Policy Loan is treated as a withdrawal for tax purposes.


   If you assign or pledge Cash Value under a MEC (or agree to assign or pledge any portion), such portion is a withdrawal for tax purposes. The investment in the contract is increased by the amount includible in income with respect to any assignment, pledge, or loan, though it is not affected by any other aspect of the assignment, pledge, or loan (including its release or repayment). Before assigning, pledging, or requesting a loan under a MEC, you should consult a tax adviser.

   Penalty Tax. Generally, proceeds of a surrender or a withdrawal (or the amount of any deemed withdrawal) from a MEC are subject to a penalty tax of 10% of the portion of the proceeds that is includible in income, unless the surrender or withdrawal is made (1) after you attain age 59 1/2, (2) because you have become disabled (as defined in the Code), or (3) as substantially equal periodic payments over your life or life expectancy (or the joint lives or life expectancies of you and your beneficiary, within the meaning of the tax law.)

   Aggregation of Policies. All life insurance contracts which are treated as MECs and which are purchased by the same person from us or our affiliates within the same calendar year are aggregated and treated as one contract in determining the tax on withdrawals (including deemed withdrawals). The effects of aggregation are not always clear; however, it could affect the taxable amount of a withdrawal (or a deemed withdrawal) and could subject the withdrawal to the 10% penalty tax.

Considerations Applicable to Both MECs and Non-MECs

   Survivorship Policies. Although we believe that the Policy, when issued as a Survivorship Policy, complies with the Code definition of life insurance, the manner in which the definition should be applied to Survivorship Policies is not directly addressed by the Code. In the absence of final regulations or other guidance, it is uncertain whether a Survivorship Policy will meet the Code definition of life insurance. If you are considering the purchase of a Survivorship Policy, you should consult a tax adviser.

   Loss of Interest Deduction Where Policies Are Held by or for the Benefit of Corporations, Trusts, Etc. If an entity (such as a corporation or a trust, not an individual) purchases a Policy or is the beneficiary of a Policy issued after June 8, 1997, a portion of the interest on indebtedness unrelated to the Policy may not be deductible by the entity. However, this rule does not apply to a Policy owned by an entity engaged in a trade or business which covers the life of only one individual who is (a) a 20 percent owner of the entity, or (b) an officer, director, or employee of the trade or business, at the time first covered by the Policy. This rule also does not apply to a Policy owned by an entity engaged in a trade or business which covers the joint lives of the 20 percent owner of the entity and the owner's spouse at the time first covered by the Policy. Entities that are considering purchasing the Policy, or that will be Beneficiaries under a Policy, should consult a tax adviser.

   Treatment of Maturity Benefits and Extension of Maturity Date. At the Maturity Date, the Surrender Value will be paid to you. This payment is taxable in the same manner as a Policy Surrender. If you elect an extended Maturity Date rider, the IRS could treat you as being in constructive receipt of the Cash Value when the Insured reaches age 100. If so, an amount equal to the excess of the Cash Value over the investment in the contract could be includible in your income at that time.

   Other Considerations. Changing the Owner, exchanging the Policy, changing from one Death Benefit option to another, and other changes under the Policy may have tax consequences (other than those discussed herein) depending on the circumstances of such change or withdrawal. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each Owner or Beneficiary. The exchange of one life insurance contract for another life insurance contract generally is not taxed (unless cash is distributed or a loan is reduced or forgiven). The insured under the new contract must be the same as the insured under the old contract. Thus, in the case of a Survivorship Policy, the other life insurance contract involved in the exchange must also cover the same two Insureds.

Federal Income Tax Withholding

   We withhold and send to the federal government a part of the taxable portion of withdrawals unless you notify us in writing at the time of withdrawal that you are electing no withholding. You are always responsible for the payment of any taxes and early distribution penalties that may be due on the amounts received. You may also be required to pay penalties under the estimated tax rules, if your withholding and estimated tax payments are insufficient to satisfy your total tax liability.

                             LEGAL CONSIDERATIONS

   On July 6, 1983, the Supreme Court held in Arizona Governing Committee v. Norris that certain annuity benefits provided by employers' retirement and fringe benefit programs may not vary between men and women on the basis of sex. The Policy described in this Prospectus contains cost of insurance rates that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of federal, state and local laws, including Title VII of the Civil Rights Act, the Equal Pay Act, and Norris and subsequent cases on any employment-related insurance or fringe benefit program before purchasing the Policy.

                 SAFEKEEPING OF THE SEPARATE ACCOUNT'S ASSETS


   We hold the assets of the Separate Account. We keep these assets segregated and apart from our general funds. We maintain records of all purchases and redemptions of the shares of each portfolio by each of the Subaccounts.


                               VOTING INTERESTS


   We vote a Fund's shares held in the Separate Account at regular and special shareholder meetings of the Fund in accordance with instructions received from persons having voting interests in the corresponding Subaccounts of the Separate Account. Owners of all Policies participating in each Subaccount are entitled to give us instructions with respect to that Subaccount. An Owner's proportionate interest in that Subaccount is measured by units. We determine the number of shares for which an Owner may give voting instructions as of the record date for the meeting. An Owner will receive proxy material, reports, and other materials relating to the appropriate portfolio of the Funds.


   We vote all Fund shares held in the Separate Account proportionately based on Owners' instructions. If changes in law permit, we may vote a Fund's shares in our own right.


   We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that the shares be voted so as to cause a change in the subclassification or investment objective of the Fund or of one or more of its portfolios or to approve or disapprove an investment advisory contract for a portfolio of the Fund. In addition, we may disregard voting instructions in favor of changes initiated by an Owner in the investment policy or the investment adviser of a portfolio of a Fund if we reasonably disapprove of such changes. A proposed change would be disapproved only if the change is contrary to state law or prohibited by state regulatory authorities, or if we determine that the change would have an adverse effect on our General Account in that the proposed investment policy for a portfolio may result in overly speculative or unsound investments. In the event we disregard voting instructions, we may include a summary of that action and the reasons for it in the next annual report to Owners.

                          STATE REGULATION OF KILICO

   KILICO, a stock life insurance company organized under the laws of Illinois, is subject to regulation by the Illinois Department of Insurance. We file an annual statement with the Director of Insurance on or before March 1 of each year covering our operations and reporting on our financial condition as of December 31 of the preceding year. Periodically, the Director of Insurance examines the liabilities and reserves of KILICO and the Separate Account and certifies to their adequacy.

   In addition, we are subject to the insurance laws and regulations of the other states where we operate. Generally, the insurance departments of other states apply the laws of Illinois in determining our permissible investments.

                        KILICO'S DIRECTORS AND OFFICERS


   Our directors and principal officers are listed below together with their current positions and their other business experience during the past five years. The address of each officer and director is 1600 McConnor Parkway, Schaumburg, Illinois 60196-6801.



             Name and Age
         Position with KILICO
           Year of Election               Other Business Experience During Past 5 Years or More
---------------------------------------   ----------------------------------------------------------------
Gale K. Caruso (44)                       President and Chief Executive Officer of Federal Kemper Life
  President and Chief Executive Officer   Assurance Company ("FKLA"), Fidelity Life Association
  since June 1999. Director since July    ("FLA") and Zurich Life Insurance Company of America
  1999.                                   ("ZLICA"). President and Chief Executive Officer of Zurich
                                          Direct, Incorporated ("ZD") since April 2000. Director of FKLA,
                                          FLA and ZLICA since July 1999 and of ZD since March 2000.
                                          President and Chief Executive Officer of Zurich Kemper Life
                                          Insurance Company of New York ("ZKLICONY") since April
                                          2000 and Director since October 1999. Chairman and Director of Investors Brokerage Services, Inc. ("IBS") since May 2000 and of Investors Brokerage Services Insurance Agency, Inc. ("IBSIA")
                                          since March 2000. Chairman and Director of PMG Asset
                                          Management, Inc. ("PMGAM"), PMG Life Agency Inc.
                                          ("PMGLA"), PMG Marketing, Inc. ("PMG Marketing") and
                                          PMG Securities Corporation ("PMG Securities") since March
                                          2000. Executive Vice President and Director of Kemper
                                          Corporation ("Kemper") since February 2000. Chairman,
                                          President and Chief Executive Officer of Scudder Canada
                                          Investor Services, Ltd. from 1995 to June 1999. Managing
                                          Director of Scudder Kemper Investments, Inc. from July 1986 to
                                          June 1999.

Frederick L. Blackmon (50)                Executive Vice President of FKLA, FLA, ZLICA and ZD since
  Executive Vice President since June     June 2000. Executive Vice President of ZKLICONY since May
  2000. Chief Financial Officer since     2001. Chief Financial Officer of FKLA since December 1995.
  December 1995. Director since January   Chief Financial Officer of FLA since January 1996. Chief
  2001.                                   Financial Officer of ZLICA and ZD since March 1996. Chief
                                          Financial Officer of ZKLICONY since April 2000. Director of
                                          FKLA, ZLICA and ZKLICONY since January 2001. Senior Vice
                                          President of KILICO and FKLA from December 1995 to June
                                          2000. Senior Vice President of FLA from January 1996 to June
                                          2000. Senior Vice President of ZLICA and ZD from March 1996 to June 2000. Senior Vice President of ZKLICONY from April
                                          2000 to May 2001. Director of FLA since May 1998. Director of
                                          ZD from March 1996 to March 1997 and since January 2001.
                                          Chief Financial Officer of Kemper since January 1996. Treasurer of Kemper from January 1996 to February 2000.

Russell M. Bostick (45)                   Executive Vice President of FKLA, FLA, ZLICA and ZD since
  Executive Vice President since June     June 2000. Executive Vice President of ZKLICONY since May
  2000. Chief Information Officer since   2001. Chief Information Officer of FKLA, FLA, ZLICA and ZD
  April 1998.                             since April 1998. Chief Information Officer of ZKLICONY since
                                          April 2000. Senior Vice President of FKLA, FLA, ZLICA and ZD
                                          from March 1999 to June 2000. Senior Vice President of
                                          ZKLICONY from April 2000 to May 2001. Vice President of
                                          FKLA, FLA, KILICO, ZLICA and ZD from April 1998 to March
                                          1999. Chief Technology Officer of Corporate Software &
                                          Technology from June 1997 to April 1998. Vice President,
                                          Information Technology Department of CNA Insurance
                                          Companies from January 1995 to June 1997.

            Name and Age
        Position with KILICO
          Year of Election             Other Business Experience During Past 5 Years or More
------------------------------------   ---------------------------------------------------------------
James C. Harkensee (43)                Executive Vice President of FKLA, FLA, ZLICA and ZD since
  Executive Vice President since       June 2000. Executive Vice President of ZKLICONY since May
  June 2000.                           2001. Senior Vice President of ZKLICONY from April 2000 to
                                       May 2001 and Director since October 1999. Senior Vice
                                       President of KILICO, FKLA and FLA from January 1996 to June
                                       2000. Senior Vice President of ZLICA and ZD from 1995 to
                                       June 2000. Director of ZD from April 1993 to March 1997 and since March 1998. President of Zurich Direct Insurance Agency,
                                       Inc. of Massachusetts since October 2001.

Edward K. Loughridge (47)              Executive Vice President of FKLA, FLA, ZLICA and ZD since
  Executive Vice President since       June 2000. Executive Vice President of ZKLICONY since May
  June 2000. Corporate Development     2001. Corporate Development Officer of FKLA and FLA since
  Officer since January 1996.          January 1996. Corporate Development Officer for ZLICA and
                                       ZD since March 1996. Corporate Development Officer of
                                       ZKLICONY since April 2000. Senior Vice President of KILICO,
                                       FKLA and FLA from January 1996 to June 2000. Senior Vice
                                       President of ZLICA and ZD from March 1996 to June 2000.
                                       Senior Vice President of ZKLICONY from April 2000 to May
                                       2001.

Debra P. Rezabek (46)                  Executive Vice President of FKLA, FLA, ZLICA and ZD since
  Executive Vice President since       June 2000. Executive Vice President of ZKLICONY since May
  June 2000. General Counsel since     2001.General Counsel of FKLA and FLA since 1992. General
  May 1993. Corporate Secretary        Counsel ZLICA and ZD since March 1996. Corporate Secretary
  since January 1996. Director since   of FKLA and FLA since January 1996. Corporate Secretary of
  January 2001.                        ZLICA and ZD since March 1996. General Counsel and
                                       Corporate Secretary of ZKLICONY since April 2000. Director of
                                       FKLA and ZLICA since January 2001. Senior Vice President of
                                       KILICO, FKLA, FLA, ZLICA and ZD from March 1996 to June
                                       2000. Senior Vice President of ZKLICONY from April 2000 to
                                       May 2001. Director of FLA since May 1998. Director of
                                       ZKLICONY since January 2001. Director of ZD from March
                                       1996 to March 1997. Secretary of IBS and IBSIA since 1993.
                                       Secretary of PMGAM, PMGLA, PMG Marketing and PMG
                                       Securities since March 2000. Director of Government Affairs of
                                       FKLA and FLA from 1992 to April 1997 and of KILICO from
                                       1993 to April 1997. Assistant Secretary of Kemper since January
                                       1996.

Edward L. Robbins (62)                 Executive President of FKLA, FLA, ZLICA and ZD since June
  Executive Vice President since       2000. Executive Vice President of ZKLICONY since May 2001.
  June 2000. Chief Actuary since       Chief Actuary of FKLA, FLA, ZLICA and ZD since March 1999
  March 1999.                          and of ZKLICONY since April 2000. Senior Vice President of
                                       KILICO, FKLA, FLA, ZLICA and ZD from March 1999 to June
                                       2000. Senior Vice President of ZKLICONY from April 2000 to
                                       May 2001. Senior Actuary of FKLA, FLA, KILICO, ZLICA and
                                       ZD from July 1998 to March 1999. Principal of KPMG Peat
                                       Marwick LLP from May 1984 to July 1998.

            Name and Age
        Position with KILICO
          Year of Election              Other Business Experience During Past 5 Years or More
-------------------------------------   ----------------------------------------------------------------
George Vlaisavljevich (59)              Executive Vice President of FKLA, FLA, ZLICA and ZD since
  Executive Vice President since        June 2000. Executive Vice President of ZKLICONY since May
  June 2000. Director since May 2001.   2001. Director of FKLA and ZLICA since May 2001. Director of
                                        FLA since January 2001. Senior Vice President of KILICO,
                                        FKLA, FLA and ZLICA since October 1996. Senior Vice
                                        President of ZD from March 1997 to June 2000. Senior Vice
                                        President of ZKLICONY from April 2000 to May 2001.
                                        Director of IBS and IBSIA since October 1996. Director of
                                        PMGAM, PMGLA, PMG Marketing and PMG Securities since
                                        March 2000. Executive Vice President of The Copeland
                                        Companies from April 1983 to September 1996.

Martin D. Feinstein (53)                Chairman of the Board of FKLA, FLA, ZLICA and ZKLICONY
  Chairman of the Board since           since January 2001. Chairman of the Board of Farmers Group,
  January 2001.                         Inc.("FGI") since November 1997 and President since January
                                        1995. Chief Executive Officer of FGI since January 1995 and
                                        Director since February 1995. Member of Group Management
                                        Board of Zurich Financial Services since March 1998. Director of
                                        Zurich Scudder Investments, Inc. since January 2001. Director of
                                        Farmers New World Life. Chief Operating Officer of FGI from
                                        January 1995 to January 1997. Director of B.A.T. from January
                                        1997 to September 1998.

                                 LEGAL MATTERS

   All matters of Illinois law pertaining to the Policy, including the validity of the Policy and our right to issue the Policy under Illinois Insurance Law, have been passed upon by Debra P. Rezabek, our Executive Vice President, General Counsel, and Corporate Secretary. Jorden Burt LLP, Washington, D.C., has advised us on certain legal matters concerning federal securities laws applicable to the issue and sale of Policies.

                               LEGAL PROCEEDINGS

   There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. We are not a party in any litigation that is of material importance in relation to our total assets or that relates to the Separate Account.

                                    EXPERTS




   The consolidated balance sheets of KILICO as of December 31, 2001 and 2000 and the related consolidated statement of operations, comprehensive income, stockholder's equity and cash flows for each of the three years in the period then ended December 31, 2001, and the financial statements of assets and liabilities and contract owners' equity of Kemper Investors Life Insurance Company's KILICO Variable Separate Account--2 as of December 31, 2001, and the related statements of operations for the year then ended and the statements of changes in contract owners' equity for each of the two years in the period then ended, have been included herein and in the registration statement in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.



   Actuarial matters included in this Prospectus have been examined by Phillip
N. Beyer, FSA, MAAA, as stated in the opinion filed as an exhibit to the registration statement.


                            REGISTRATION STATEMENT

   A registration statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the Policies. For further information concerning the Separate Account, KILICO and the Policy, reference is made to the registration statement as amended with exhibits. Copies of the registration statement are available from the Commission upon payment of a fee or at the SEC's website at http://www.sec.gov.

                             FINANCIAL STATEMENTS

   Our included financial statements should be considered only as bearing upon our ability to meet our contractual obligations under the Policy. The investment experience of the Separate Account does not affect our financial statements.

                       REPORT OF INDEPENDENT ACCOUNTANTS



To the Board of Directors and Stockholder of Kemper Investors Life Insurance Company and
Policy Owners of Kemper Investors Life Insurance Company's KILICO
Variable Separate Account-2:



   In our opinion, the accompanying statement of assets, liabilities and policy owners' equity and the related statement of operations and changes in policy owners' equity present fairly, in all material respects, the financial position of Kemper Investors Life Insurance Company's KILICO Variable Separate Account-2 (which includes the following subaccounts: Evergreen Variable Annuity, Evergreen Variable Annuity Growth and Income, Evergreen Variable Annuity Foundation, Evergreen Variable Annuity Global Leaders, Evergreen Variable Annuity Strategic Income, Evergreen Variable Annuity Omega, Evergreen Variable Annuity Small Cap Value, Evergreen Variable Annuity International Growth, Evergreen Variable Annuity Masters, Fidelity VIP Contrafund, Fidelity VIP Index 500, Fidelity VIP Money Market, Fidelity VIP Overseas, Goldman Sachs International Equity, Goldman Sachs Global Income, Universal Institutional High Yield, and Universal Institutional U.S. Real Estate) at December 31, 2001 and the results of its operations for the year then ended and the changes in its policy owners' equity for each of the two years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Kemper Investors Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio shares owned at December 31, 2001 by correspondence with the underlying funds, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP


February 22, 2002


Chicago, Illinois

                      KILICO VARIABLE SEPARATE ACCOUNT-2



          STATEMENT OF ASSETS, LIABILITIES AND POLICY OWNERS' EQUITY



                               December 31, 2001


                                (in thousands)



                                                              Evergreen Variable Annuity Trust
                                              ----------------------------------------------------------------
                                      Total              Evergreen             Evergreen  Evergreen
                                     KILICO                  VA     Evergreen      VA         VA     Evergreen
                                    Variable  Evergreen  Growth and     VA       Global   Strategic      VA
                                    Separate      VA       Income   Fondation   Leaders     Income     Omega
                                    Account-2 Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount
                                    --------- ---------- ---------- ---------- ---------- ---------- ----------
Assets
Investments in underlying portfolio
 funds, at current market value....  $1,471      $30        $117       $ 6        $11        $13        $71
Liabilities and policy owners'
 equity
Liabilities:
   Mortality and expense risk
    charges........................       1       --          --        --         --         --         --
   Other payables..................       3       --          --        --         --         --         --
                                     ------      ---        ----       ---        ---        ---        ---
      Total liabilities............       4       --          --        --         --         --         --
                                     ------      ---        ----       ---        ---        ---        ---
      Policy owners' equity........  $1,467      $30        $117       $ 6        $11        $13        $71
                                     ======      ===        ====       ===        ===        ===        ===
Analysis of policy owners' equity
Excess of proceeds from sales over
 payments for redemptions or
 transfers.........................  $1,751      $41        $134       $ 7        $13        $18        $86
Accumulated net investment
 income (loss).....................     (82)      (1)         (2)       --         (2)        --         (9)
Accumulated net realized gain
 (loss) on sales of investments....     (23)      (1)         (2)       --         --         (4)         2
Unrealized appreciation
 (depreciation) of investments.....    (179)      (9)        (13)       (1)        --         (1)        (8)
                                     ------      ---        ----       ---        ---        ---        ---
      Policy owners' equity........  $1,467      $30        $117       $ 6        $11        $13        $71
                                     ======      ===        ====       ===        ===        ===        ===




   See accompanying notes to the financial statements.

                      KILICO VARIABLE SEPARATE ACCOUNT-2



    STATEMENT OF ASSETS, LIABILITIES AND POLICY OWNERS' EQUITY--(Continued)



                               December 31, 2001


                                (in thousands)



                                                                     Goldman Sachs Variable           The Universal
                                Evergreen Variable Annuity Trust         Insurance Trust        Institutional Funds, Inc.
                               ----------------------------------  --------------------------  --------------------------
                               Evergreen    Evergreen                                                          Universal
                                   VA          VA       Evergreen  Goldman Sachs                 Universal   Institutional
                               Small Cap  International     VA     International Goldman Sachs Institutional   U.S. Real
                                 Value       Growth      Masters      Equity     Global Income  High Yield      Estate
                               Subaccount  Subaccount   Subaccount  Subaccount    Subaccount    Subaccount    Subaccount
                               ---------- ------------- ---------- ------------- ------------- ------------- -------------
Assets
Investments in underlying
 portfolio funds, at current
 market value.................    $93          $ 4         $24         $ 48           $58          $ 45           $19
Liabilities and policy owners'
 equity
Liabilities:
   Mortality and expense
    risk charges..............     --           --          --           --            --            --            --
   Other payables.............     --           --          --           --            --            --            --
                                  ---          ---         ---         ----           ---          ----           ---
      Total liabilities.......     --           --          --           --            --            --            --
                                  ---          ---         ---         ----           ---          ----           ---
      Policy owners'
       equity.................    $93          $ 4         $24         $ 48           $58          $ 45           $19
                                  ===          ===         ===         ====           ===          ====           ===
Analysis of policy owners'
 equity
Excess of proceeds from sales
 over payments for
 redemptions or transfers.....    $78          $ 3         $31         $ 68           $59          $ 59           $17
Accumulated net investment
 income (loss)................      6            1          (1)           4             1             7            (1)
Accumulated net realized
 gain (loss) on sales of
 investments..................     --           --          (1)          (6)           --            (4)           --
Unrealized appreciation
 (depreciation) of
 investments..................      9           --          (5)         (18)           (2)          (17)            3
                                  ---          ---         ---         ----           ---          ----           ---
      Policy owners'
       equity.................    $93          $ 4         $24         $ 48           $58          $ 45           $19
                                  ===          ===         ===         ====           ===          ====           ===



   See accompanying notes to the financial statements.

                      KILICO VARIABLE SEPARATE ACCOUNT-2



                     STATEMENT OF ASSETS, LIABILITIES AND


                      POLICY OWNERS' EQUITY--(Continued)



                               December 31, 2001


                                (in thousands)



                                                   Fidelity Variable Insurance
                                         -----------------------------------------------
                                                          Products Fund
                                         -----------------------------------------------
                                          Fidelity   Fidelity   Fidelity
                                         VIP Money     VIP       VIP II   Fidelity VIP II
                                           Market    Overseas  Contrafund    Index 500
                                         Subaccount Subaccount Subaccount   Subaccount
                                         ---------- ---------- ---------- ---------------
Assets
Investments in underlying portfolio
 funds, at current market value.........    $156       $16        $193         $567
Liabilities and policy owners' equity
Liabilities:
   Mortality and expense risk charges...      --        --          --            1
   Other payables.......................       1        --           1            1
                                            ----       ---        ----         ----
      Total liabilities.................       1        --           1            2
                                            ----       ---        ----         ----
      Policy owners' equity.............    $155       $16        $192         $565
                                            ====       ===        ====         ====
Analysis of policy owners' equity
Excess of proceeds from sales over
 payments for redemptions or transfers..    $182       $22        $226         $707
Accumulated net investment income (loss)     (27)        1           3          (62)
Accumulated net realized gain (loss)
 on sales of investments................      --        --          (4)          (3)
Unrealized appreciation
 (depreciation) of investments..........      --        (7)        (33)         (77)
                                            ----       ---        ----         ----
      Policy owners' equity.............    $155       $16        $192         $565
                                            ====       ===        ====         ====



   See accompanying notes to the financial statements.

                      KILICO VARIABLE SEPARATE ACCOUNT-2



                            STATEMENT OF OPERATIONS



                     For the year ended December 31, 2001


                                (in thousands)



                                                            Evergreen Variable Annuity Trust
                                            ---------------------------------------------------------------
                                    Total              Evergreen             Evergreen  Evergreen
                                   KILICO                  VA     Evergreen      VA        VA     Evergreen
                                  Variable  Evergreen  Growth and     VA       Global   Strategic     VA
                                  Separate      VA       Income   Foundation  Leaders    Income     Omega
                                  Account-2 Subaccount Subaccount Subaccount Subaccount Subaccout Subaccount
                                  --------- ---------- ---------- ---------- ---------- --------- ----------
Revenue
Dividend income..................   $  40      $--        $  2       $--        $--        $ 1       $ --
Expenses
Cost of insurance................      61        1           5        --          1          1          3
Administrative charges and other.       8       --           1        --         --         --          1
Mortality and expense risk.......       4       --          --        --         --         --         --
                                    -----      ---        ----       ---        ---        ---       ----
   Total expenses................      73        1           6        --          1          1          4
                                    -----      ---        ----       ---        ---        ---       ----
   Net investment income (loss)..     (33)      (1)         (4)       --         (1)        --         (4)
                                    -----      ---        ----       ---        ---        ---       ----
Net realized and unrealized gain
 (loss) on investments
Net realized loss on sales of
 investments.....................     (22)      (1)         (2)       --         --         --         --
Change in unrealized appreciation
 (depreciation) of investments...    (131)      (5)        (13)       (1)        (1)        --         (9)
                                    -----      ---        ----       ---        ---        ---       ----
   Net realized and unrealized
    gain (loss) on investments...    (153)      (6)        (15)       (1)        (1)        --         (9)
                                    -----      ---        ----       ---        ---        ---       ----
   Net increase (decrease) in
    policy owners' equity
    resulting from operations....   $(186)     $(7)       $(19)      $(1)       $(2)       $--       $(13)
                                    =====      ===        ====       ===        ===        ===       ====



   See accompanying notes to the financial statements.

                      KILICO VARIABLE SEPARATE ACCOUNT-2



                     STATEMENT OF OPERATIONS--(Continued)



                     For the year ended December 31, 2001


                                (in thousands)



                                               Evergreen Variable            Goldman Sachs Variable
                                                  Annuity Trust                  Insurance Trust
                                       ----------------------------------  --------------------------
                                       Evergreen    Evergreen
                                           VA          VA       Evergreen  Goldman Sachs Goldman Sachs
                                       Small Cap  International     VA     International    Global
                                         Value       Growth      Masters      Equity        Income
                                       Subaccount  Subaccount   Subaccount  Subaccount    Subaccount
                                       ---------- ------------- ---------- ------------- -------------
Revenue
Dividend income.......................    $ 7          $ 1         $--         $  1           $ 2
Expenses
Cost of insurance.....................      1           --           1            2             3
Administrative charges and other......     --           --          --           --            --
Mortality and expense risk............     --           --          --           --            --
                                          ---          ---         ---         ----           ---
   Total expenses.....................      1           --           1            2             3
                                          ---          ---         ---         ----           ---
   Net investment income (loss).......      6            1          (1)          (1)           (1)
                                          ---          ---         ---         ----           ---
Net realized and unrealized gain
 (loss) on investments
Net realized loss on sales
 of investments.......................     --           --          (1)          (6)           --
Change in unrealized appreciation
 (depreciation) of investments........      5           (1)         (3)         (12)           --
                                          ---          ---         ---         ----           ---
   Net realized and unrealized gain
    (loss) on investments.............      5           (1)         (4)         (18)           --
                                          ---          ---         ---         ----           ---
   Net increase (decrease) in policy
    owners' equity resulting from
    operations........................    $11          $--         $(5)        $(19)          $(1)
                                          ===          ===         ===         ====           ===


                                              The Universal
                                        Institutional Funds, Inc.
                                       ---------------------------
                                         Universal     Universal
                                       Institutional Institutional
                                           High          U.S.
                                           Yield      Real Estate
                                        Subaccount    Subaccount
                                       ------------- -------------
Revenue
Dividend income.......................      $ 5           $ 1
Expenses
Cost of insurance.....................        2             1
Administrative charges and other......       --            --
Mortality and expense risk............       --            --
                                            ---           ---
   Total expenses.....................        2             1
                                            ---           ---
   Net investment income (loss).......        3            --
                                            ---           ---
Net realized and unrealized gain
 (loss) on investments
Net realized loss on sales
 of investments.......................       (2)           --
Change in unrealized appreciation
 (depreciation) of investments........       (6)            1
                                            ---           ---
   Net realized and unrealized gain
    (loss) on investments.............       (8)            1
                                            ---           ---
   Net increase (decrease) in policy
    owners' equity resulting from
    operations........................      $(5)          $ 1
                                            ===           ===



   See accompanying notes to the financial statements.

                      KILICO VARIABLE SEPARATE ACCOUNT-2



                     STATEMENT OF OPERATIONS--(Continued)



                     For the year ended December 31, 2001


                                (in thousands)



                                                     Fidelity Variable Insurance
                                                            Products Fund
                                             ------------------------------------------
                                              Fidelity   Fidelity   Fidelity   Fidelity
                                             VIP Money     VIP        VIP     VIP Index
                                               Market    Overseas  Contrafund    500
                                             Subaccount Subaccount Subaccount Subaccount
                                             ---------- ---------- ---------- ----------
Revenue
Dividend income.............................    $ 6        $ 2        $  6       $  6
Expenses
Cost of insurance...........................     10          1           6         23
Administrative charges and other............      1         --           1          4
Mortality and expense risk..................      1         --           1          2
                                                ---        ---        ----       ----
   Total expenses...........................     12          1           8         29
                                                ---        ---        ----       ----
   Net investment income (loss).............     (6)         1          (2)       (23)
                                                ---        ---        ----       ----
Net realized and unrealized gain
 (loss) on investments
Net realized loss on sales
  of investments............................     --         --          (4)        (6)
Change in unrealized appreciation
 (depreciation) of investments..............     --         (6)        (21)       (59)
                                                ---        ---        ----       ----
   Net realized and unrealized gain (loss)
    on investments..........................     --         (6)        (25)       (65)
                                                ---        ---        ----       ----
   Net increase (decrease) in policy
    owners' equity resulting from
    operations..............................    $(6)       $(5)       $(27)      $(88)
                                                ===        ===        ====       ====



   See accompanying notes to the financial statements.

                      KILICO VARIABLE SEPARATE ACCOUNT-2



                 STATEMENT OF CHANGES IN POLICY OWNERS' EQUITY



                     For the year ended December 31, 2001


                                (in thousands)



                                                                Evergreen Variable Annuity Trust
                                                ----------------------------------------------------------------
                                        Total              Evergreen             Evergreen  Evergreen
                                       KILICO                  VA     Evergreen      VA         VA     Evergreen
                                      Variable  Evergreen  Growth and     VA       Global   Strategic      VA
                                      Separate      VA       Income   Foundation  Leaders     Income     Omega
                                      Account-2 Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount
                                      --------- ---------- ---------- ---------- ---------- ---------- ----------
Operations
Net investment income (loss).........  $  (33)     $(1)       $ (4)      $--        $(1)       $--        $ (4)
Net realized loss on sale of
 investments.........................     (22)      (1)         (2)       --         --         --          --
Change in unrealized appreciation
 (depreciation) of investments.......    (131)      (5)        (13)       (1)        (1)        --          (9)
                                       ------      ---        ----       ---        ---        ---        ----
   Net increase (decrease) in
    policy owners' equity
    resulting from operations........    (186)      (7)        (19)       (1)        (2)        --         (13)
                                       ------      ---        ----       ---        ---        ---        ----
Policy owners' equity transactions
Proceeds from sales..................     329        8          22         1          4          4          18
Net transfers (to) from affiliate and
 subaccounts.........................     (17)      --          --        --         --         --          --
Payments for redemptions.............     (55)      (3)        (10)       --         (5)        --         (12)
                                       ------      ---        ----       ---        ---        ---        ----
   Net increase (decrease) in
    policy owners' equity from
    policy owners' equity
    transactions.....................     257        5          12         1         (1)         4           6
                                       ------      ---        ----       ---        ---        ---        ----
   Total increase (decrease) in
    policy owners' equity............      71       (2)         (7)       --         (3)         4          (7)
                                       ------      ---        ----       ---        ---        ---        ----
Policy owners' equity
Beginning of year....................   1,396       32         124         6         14          9          78
                                       ------      ---        ----       ---        ---        ---        ----
End of year..........................  $1,467      $30        $117       $ 6        $11        $13        $ 71
                                       ======      ===        ====       ===        ===        ===        ====



   See accompanying notes to the financial statements.

                      KILICO VARIABLE SEPARATE ACCOUNT-2



          STATEMENT OF CHANGES IN POLICY OWNERS' EQUITY--(Continued)



                     For the year ended December 31, 2001


                                (in thousands)



                                                                     Goldman Sachs Variable           The Universal
                                Evergreen Variable Annuity Trust         Insurance Trust        Institutuinal Funds, Inc.
                               ----------------------------------  --------------------------  ---------------------------
                               Evergreen    Evergreen                                                          Universal
                                   VA          VA       Evergreen  Goldman Sachs Goldman Sachs   Universal   Institutional
                               Small Cap  International     VA     International Institutional Institutional   U.S. Real
                                 Value       Growth      Masters      Equity     Global Income  High Yeild      Estate
                               Subaccount  Subaccount   Subaccount  Subaccount    Subaccount    Subaccount    Subaccount
                               ---------- ------------- ---------- ------------- ------------- ------------- -------------
Operations
Net investment income (loss)..    $ 6          $ 1         $(1)        $ (1)          $(1)          $ 3           $--
Net realized loss on sale of
 investments..................     --           --          (1)          (6)           --            (2)           --
Change in unrealized
 appreciation (depreciation)
 of investments...............      5           (1)         (3)         (12)           --            (6)            1
                                  ---          ---         ---         ----           ---           ---           ---
   Net increase (decrease)
    in policy owners'
    equity resulting from
    operations................     11           --          (5)         (19)           (1)           (5)            1
                                  ---          ---         ---         ----           ---           ---           ---
Policy owners' equity
 transactions
Proceeds from sales...........     25           --           5           10            10            11             3
Net transfers (to) from
 affiliate and subaccounts....     24           --          --          (24)           --            --            --
Payments for redemptions......     --           --          --           (3)           --            (2)           --
                                  ---          ---         ---         ----           ---           ---           ---
   Net increase (decrease)
    in policy owners'
    equity from policy
    owners' equity
    transactions..............     49           --           5          (17)           10             9             3
                                  ---          ---         ---         ----           ---           ---           ---
   Total increase (decrease)
    in policy owners'
    equity....................     60           --          --          (36)            9             4             4
                                  ---          ---         ---         ----           ---           ---           ---
Policy owners' equity
Beginning of year.............     33            4          24           84            49            41            15
                                  ---          ---         ---         ----           ---           ---           ---
End of year...................    $93          $ 4         $24         $ 48           $58           $45           $19
                                  ===          ===         ===         ====           ===           ===           ===



   See accompanying notes to the financial statements.

                      KILICO VARIABLE SEPARATE ACCOUNT-2



          STATEMENT OF CHANGES IN POLICY OWNERS' EQUITY--(Continued)



                     For the year ended December 31, 2001


                                (in thousands)



                                                                                  Fidelity Variable Insurance
                                                                                         Products Fund
                                                                      --------------------------------------------------
                                                                      Fidelity VIP
                                                                         Money     Fidelity VIP Fidelity VIP Fidelity VIP
                                                                         Market      Overseas    Contrafund   Index 500
                                                                       Subaccount   Subaccount   Subaccount   Subaccount
                                                                      ------------ ------------ ------------ ------------
Operations
Net investment income (loss).........................................     $ (6)        $ 1          $ (2)        $(23)
Net realized loss on sale of investments.............................       --          --            (4)          (6)
Change in unrealized depreciation of investments.....................       --          (6)          (21)         (59)
                                                                          ----         ---          ----         ----
   Net decrease in policy owners' equity resulting from operations...       (6)         (5)          (27)         (88)
                                                                          ----         ---          ----         ----
Policy owners' equity transactions
Proceeds from sales..................................................       32           4            51          121
Net transfers (to) from affiliate and subaccounts....................       --          --            --          (17)
Payments for redemptions.............................................       --          --            (9)         (11)
                                                                          ----         ---          ----         ----
   Net increase in policy owners' equity from policy owners' equity
    transactions.....................................................       32           4            42           93
                                                                          ----         ---          ----         ----
   Total increase (decrease) in policy owners' equity................       26          (1)           15            5
                                                                          ----         ---          ----         ----
Policy owners' equity
Beginning of year....................................................      129          17           177          560
                                                                          ----         ---          ----         ----
End of year..........................................................     $155         $16          $192         $565
                                                                          ====         ===          ====         ====



   See accompanying notes to the financial statements.

                      KILICO VARIABLE SEPARATE ACCOUNT-2



                 STATEMENT OF CHANGES IN POLICY OWNERS' EQUITY



                     For the year ended December 31, 2000


                                (in thousands)



                                                                Evergreen Variable Annuity Trust
                                                ----------------------------------------------------------------
                                        Total                                               Evergreen
                                       KILICO              Evergreen  Evergreen  Evergreen      VA
                                      Variable  Evergreen  VA Growth      VA     VA Global  Strategic  Evergreen
                                      Separate      VA     and Income Foundation  Leaders     Income    VA Omega
                                      Account-2 Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount
                                      --------- ---------- ---------- ---------- ---------- ---------- ----------
Operations
Net investment income (loss).........  $   (9)     $(1)       $  1       $--        $(1)       $  2       $ (2)
Net realized gain (loss) on sale of
 investments.........................      (1)      --          --        --         --          (4)         2
Change in unrealized appreciation
 (depreciation) of investments.......    (154)      (5)         (4)       --         (1)         (2)       (17)
                                       ------      ---        ----       ---        ---        ----       ----
   Net increase (decrease) in
    policy owners' equity
    resulting from operations........    (164)      (6)         (3)       --         (2)         (4)       (17)
                                       ------      ---        ----       ---        ---        ----       ----
Policy owners' equity transactions
Proceeds from sales..................     403        6          22         1          2          11         20
Net transfers (to) from affiliate and
 subaccounts.........................     (10)       3          25        --          3         (50)         5
Payments for redemptions.............      (5)      --          --        --         --          --         --
                                       ------      ---        ----       ---        ---        ----       ----
   Net increase (decrease) in
    policy owners' equity from
    policy owners' equity
    transactions.....................     388        9          47         1          5         (39)        25
                                       ------      ---        ----       ---        ---        ----       ----
   Total increase (decrease) in
    policy owners' equity............     224        3          44         1          3         (43)         8
                                       ------      ---        ----       ---        ---        ----       ----
Policy owners' equity
Beginning of year....................   1,172       29          80         5         11          52         70
                                       ------      ---        ----       ---        ---        ----       ----
End of year..........................  $1,396      $32        $124       $ 6        $14        $  9       $ 78
                                       ======      ===        ====       ===        ===        ====       ====



   See accompanying notes to the financial statements.

                      KILICO VARIABLE SEPARATE ACCOUNT-2



          STATEMENT OF CHANGES IN POLICY OWNERS' EQUITY--(Continued)



                     For the year ended December 31, 2000


                                (in thousands)



                                                                        Goldman Sachs Variable           The Universal
                                   Evergreen Variable Annuity Trust         Insurance Trust        Institutional Funds, Inc.
                                  ----------------------------------  --------------------------  ---------------------------
                                               Evergreen                 Goldman                                  Universal
                                  Evergreen       VA       Evergreen      Sachs                     Universal   Institutuional
                                   VA Small  International     VA     International Goldman Sachs Institutional   U.S. Real
                                  Cap Value     Growth      Masters      Equity     Global Income  High Yield       Estate
                                  Subaccount  Subaccount   Subaccount  Subaccount    Subaccount    Subaccount     Subaccount
                                  ---------- ------------- ---------- ------------- ------------- ------------- --------------
Operations
Net investment income (loss).....    $--          $--         $ 1         $  2           $ 2          $  2           $(1)
Net realized gain (loss) on sale
 of investments..................     --           --          --           --            --            (2)           --
Change in unrealized
 appreciation (depreciation)
 of investments..................      4           --          (3)         (15)           (1)           (9)            3
                                     ---          ---         ---         ----           ---          ----           ---
   Net increase (decrease) in
    policy owners' equity
    resulting from
    operations...................      4           --          (2)         (13)            1            (9)            2
                                     ---          ---         ---         ----           ---          ----           ---
Policy owners' equity
 transactions
Proceeds from sales..............      6           --          14           20            22            13             3
Net transfers (to) from affiliate
 and subaccounts.................     --           --          --           13             1           (10)            1
Payments for redemptions.........     --           --          --           --            --            --            --
                                     ---          ---         ---         ----           ---          ----           ---
   Net increase (decrease) in
    policy owners' equity
    from policy owners'
    equity transactions..........      6           --          14           33            23             3             4
                                     ---          ---         ---         ----           ---          ----           ---
   Total increase (decrease)
    in policy owners' equity.....     10           --          12           20            24            (6)            6
                                     ---          ---         ---         ----           ---          ----           ---
Policy owners' equity............
Beginning of year................     23            4          12           64            25            47             9
                                     ---          ---         ---         ----           ---          ----           ---
End of year......................    $33          $ 4         $24         $ 84           $49          $ 41           $15
                                     ===          ===         ===         ====           ===          ====           ===



   See accompanying notes to the financial statements.

                      KILICO VARIABLE SEPARATE ACCOUNT-2



          STATEMENT OF CHANGES IN POLICY OWNERS' EQUITY--(Continued)



                     For the year ended December 31, 2000


                                (in thousands)



                                                                        Fidelity Variable Insurance
                                                                               Products Fund
                                                                ------------------------------------------
                                                                 Fidelity   Fidelity   Fidelity   Fidelity
                                                                VIP Money     VIP        VIP     VIP Index
                                                                  Market    Overseas  Contrafund    500
                                                                Subaccount Subaccount Subaccount Subaccount
                                                                ---------- ---------- ---------- ----------
Operations
Net investment income (loss)...................................    $ (2)      $ 1        $  9       $(22)
Net realized gain (loss) on sale of investments................      --        --          --          3
Change in unrealized appreciation (depreciation) of investments      --        (6)        (30)       (68)
                                                                   ----       ---        ----       ----
   Net increase (decrease) in policy owners' equity
    resulting from operations..................................      (2)       (5)        (21)       (87)
                                                                   ----       ---        ----       ----
Policy owners' equity transactions
Proceeds from sales............................................      51         3          58        151
Net transfers (to) from affiliate and subaccounts..............       5        --           1         (7)
Payments for redemptions.......................................      --        --          --         (5)
                                                                   ----       ---        ----       ----
   Net increase (decrease) in policy owners' equity
    from policy owners' equity transactions....................      56         3          59        139
                                                                   ----       ---        ----       ----
   Total increase (decrease) in policy owners' equity..........      54        (2)         38         52
                                                                   ----       ---        ----       ----
Policy owners' equity
Beginning of year..............................................      75        19         139        508
                                                                   ----       ---        ----       ----
End of year....................................................    $129       $17        $177       $560
                                                                   ====       ===        ====       ====



   See accompanying notes to the financial statements.

                      KILICO VARIABLE SEPARATE ACCOUNT-2

                         NOTES TO FINANCIAL STATEMENTS



(1) General Information and Significant Accounting Policies



Organization



   KILICO Variable Separate Account - 2 (the "Separate Account") is a unit investment trust registered under the Investment Company Act of 1940, as amended, established by Kemper Investors Life Insurance Company ("KILICO"). KILICO is a wholly-owned subsidiary of Kemper Corporation, a non-operating holding company. Kemper Corporation is a wholly-owned subsidiary of Zurich Group Holding ("ZGH") and an indirect wholly-owned subsidiary of Zurich Financial Services ("ZFS"), both of which are Swiss holding companies.



   The Separate Account is used to fund policies ("Policy") for the First Foundation flexible premium variable life insurance policies. The Separate Account commenced operations on April 1, 1999. The Separate Account is divided into seventeen subaccount options which are available to policy owners, and each subaccount invests exclusively in the shares of a corresponding portfolio in the Evergreen Variable Annuity Trust, the Goldman Sachs Variable Insurance Trust, The Universal Institutional Funds, Inc. and the Fidelity Variable Insurance Products Fund, which are open-end diversified management investment companies.



Security valuation



   The investments are stated at current market value, which is based on the closing net asset value at December 31, 2001.



Security transactions and investment income



   Security transactions are generally accounted for on the trade date (date the order to buy or sell is executed). Dividend income, which includes capital gains distributions, is recorded as income on the ex-dividend date. Realized gains and losses from sales of investment shares are generally reported on a first in, first out ("FIFO") cost basis.



   Traditionally, the Statement of Operations should consist only of transactions that directly impact the unit value calculation; in other words, transactions that impact all policyholders equally. The unit value, which is the value of a share of the subaccount, is generally only impacted by investment income, mortality and expense risk ("M&E") and account management charges.



Accumulation unit valuation



   On each day the New York Stock Exchange (the "Exchange") is open for trading, the accumulation unit value is determined as of the earlier of 3:00 p.m. (CST) or the close of the Exchange, by dividing the total value of each subaccount's investments and other assets, less liabilities, by the number of policy owner accumulation units outstanding in the respective subaccount.



Net transfers (to) from affiliate or subaccounts



   Net transfers (to) from affiliate or subaccounts include transfers of all or part of the policy owner's interest to or from another eligible subaccount or to the general account of KILICO.



Federal income taxes



   The operations of the Separate Account are included in the federal income tax return of KILICO. Under existing federal income tax law, investment income and realized capital gains and losses of the Separate Account increase liabilities under the policy and are, therefore, not taxed. Thus, the Separate Account may realize net investment income and capital gains and losses without federal income tax consequences.



Loans



   Policy loans are also provided for under the terms of the Policy. The minimum amount of the loan is $500 and is limited to 90% of the cash value less existing policy loans. Interest is assessed against a policy loan under the terms of the Policy. Policy loans are carried in KILICO's general account.

                      KILICO VARIABLE SEPARATE ACCOUNT-2

                         NOTES TO FINANCIAL STATEMENTS


Estimates

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities as well as the disclosure of contingent amounts at the date of the financial statements. Actual results could differ from these estimates.

(2) Financial Highlights

   The following table presents certain financial highlights as follows:


                                              At December 31, 2001          For the year ended December 31, 2001
                                          ----------------------------- ------------------------------------------
                                          Units  Unit Fair Value Assets Investment Expense Ratio**  Total Return***
-                                         ------ --------------- ------   Income   --------------  ---------------
Subaccount                                (000s) Lowest  Highest (000s)   Ratio*   Lowest  Highest Lowest   Highest
----------                                ------ ------  ------- ------ ---------- ------  ------- ------   -------
Evergreen Variable Annuity Trust
Evergreen VA.............................    4   $ 7.14  $ 7.14   $ 30      N/A     0.75%   0.75%  (18.47)% (18.47)%
Evergreen VA Growth and Income...........   14     8.27    8.44    117     1.66%    0.75%   1.10%  (14.74)% (14.44)%
Evergreen VA Foundation..................    1     8.39    8.39      6      N/A     0.75%   0.75%  (11.29)% (11.29)%
Evergreen VA Global Leaders..............    1     8.93    8.93     11      N/A     0.75%   0.75%  (14.47)% (14.47)%
Evergreen VA Strategic Income............    2     8.45    8.45     13     9.09%    0.75%   0.75%   (0.53)%  (0.53)%
Evergreen VA Omega.......................    7     8.82    9.56     71      N/A     0.75%   1.10%  (15.73)% (15.43)%
Evergreen VA Small Cap Value.............    9     9.51   12.54     93    11.11%    0.75%   0.95%    6.68%    6.88%
Evergreen VA International Growth........    0     9.61    9.61      4    25.00%    0.75%   0.75%  (19.36)% (19.36)%
Evergreen VA Masters.....................    3     8.69    8.69     24      N/A     0.75%   0.75%  (10.52)% (10.52)%
Goldman Sachs Variable Insurance Trust
Goldman Sachs International Equity.......    7     7.21    7.21     48     1.52%    0.75%   0.75%  (24.26)% (24.26)%
Goldman Sachs Global Income..............    6     9.27    9.49     58     3.74%    0.75%   1.10%   (0.19)%   0.16%
The Universal Institutional Funds, Inc.
Universal Institutional High Yield.......    7     6.04    6.18     45    11.63%    0.75%   1.10%  (16.26)% (15.96)%
Universal Institutional U.S. Real Estate.    2    11.30   11.30     19     5.88%    0.75%   0.75%    4.16%    4.16%
Fidelity Variable Insurance Products Fund
Fidelity VIP Money Market................   14    11.15   11.29    156     4.21%    0.75%   1.10%    3.08%    3.43%
Fidelity VIP Overseas....................    2     6.55    6.55     16    12.12%    0.75%   0.75%  (31.09)% (31.09)%
Fidelity VIP Contrafund..................   25     7.73    8.08    193     3.23%    0.75%   1.10%  (16.14)% (15.84)%
Fidelity VIP Index 500...................   68     8.15    8.41    567     1.06%    0.75%   1.10%  (13.97)% (13.67)%

--------

Footnotes to Financial Highlights



  *This ratio represents dividends recorded by the division from the underlying mutual fund divided by the average net assets. This ratio excludes the Expense Ratio. N/A is noted if the fund did not pay any dividends.



 **This ratio represents the annualized contract expenses of the separate account, resulting in a direct reduction of unit values, consisting generally of M&E and account management charges. Charges that require redemption of policyholder units are excluded.



***Total return is calculated using the beginning and ending unit value, which reflects the changes in the underlying fund values and reductions related to the Expense Ratio, for the period indicated.

                      KILICO VARIABLE SEPARATE ACCOUNT-2

                         NOTES TO FINANCIAL STATEMENTS


(3) Summary of Investments



   Investments, at cost, at December 31, 2001, are as follows (in thousands, differences are due to rounding):



                                           Shares
                                           Owned   Cost
                                           ------ ------
Evergreen Variable Annuity Trust:
Evergreen VA..............................    2   $   39
Evergreen VA Growth and Income............    8      130
Evergreen VA Foundation...................   --        7
Evergreen VA Global Leaders...............    1       11
Evergreen VA Strategic Income.............    1       14
Evergreen VA Omega........................    5       79
Evergreen VA Small Cap Value..............    7       84
Evergreen VA International Growth.........   --        4
Evergreen VA Masters......................    3       29
Goldman Sachs Variable Insurance Trust:
Goldman Sachs International Equity........    5       66
Goldman Sachs Global Income...............    6       60
The Universal Institutional Funds, Inc.:
Universal Institutional High Yield........    7       62
Universal Institutional U.S. Real Estate..    2       16
Fidelity Variable Insurance Products Fund:
Fidelity VIP Money Market.................  156      156
Fidelity VIP Overseas.....................    1       23
Fidelity VIP Contrafund...................   10      226
Fidelity VIP Index 500....................    4      644
                                                  ------
   Total Investments at Cost..............        $1,650
                                                  ======



   The investment objectives, investment style, permissible investments and risks of these subaccounts are described in the prospectuses.



(4) Transactions with Affiliates



   KILICO provides a death benefit payment upon the death of the policy owner under the terms of the death benefit option selected by the policy owner as further described in the policy. KILICO assesses a monthly charge to the subaccounts for the cost of providing this insurance protection to the policy owner. These cost of insurance charges vary with the issue age, sex and rate class of the policy owner, and are charged to their respective subaccounts in proportion to their total Separate Account value. KILICO assesses a daily charge to the subaccounts for M&E assumed by KILICO at a rate not to exceed an effective annual rate of 0.90% of the average net assets of the subaccounts. Additionally, KILICO deducts a monthly administrative charge and an account maintenance charge. The monthly administrative charge is deducted from cash value on each monthly processing date in the amount of $20 per month during the first Policy Year and the first 12 months following an increase in specified amount, and $5 per month at all other times. KILICO deducts the account maintenance charge from each subaccount as a daily asset charge. The effective annual rate for this charge is 0.45%.



   Proceeds payable on the surrender of a policy are reduced by the amount of policy loans that may be outstanding. A state and local premium tax charge is deducted from each premium payment. These charges will range from 0.50% to 5%. This charge is to reimburse KILICO for the payment of state premium taxes. KILICO expects to pay an average state premium tax rate of approximately 2.18% but the actual premium tax attributable to a policy may be more or less. Under
Section 848 of the Internal Revenue Code (the "Code"), the receipt of premium income by a life insurance company requires the deferral of a portion of the acquisition

                      KILICO VARIABLE SEPARATE ACCOUNT-2

                         NOTES TO FINANCIAL STATEMENTS

cost over a maximum of a 120 month period. The effect of Section 848 for KILICO is an acceleration of income recognition over a deferral of the associated deductions for tax purposes; this is referred to as deferred acquisition cost or, the "DAC tax". As compensation for this accelerated liability, a DAC tax charge of 1.00% of each premium dollar is generally deducted from the premium by KILICO before the investment of a policy owner's funds into the Separate Account.

   Pursuant to its administrative services agreements with KILICO, Benefit Finance Partners, LLC, an affiliated company, provides certain services to KILICO in connection with policy management, certificate management and account management.

(5) Policy Owners' Equity

   Policy owners' equity at December 31, 2001, is as follows (in thousands, except unit value; differences are due to rounding):

                                                  Number          Policy
                                                    of    Unit    Owners'
       Subaccounts                                Units   Value   Equity
       -----------                                ------ -------  -------
       Evergreen Variable Annuity Trust:
       Evergreen VA..............................    4   $ 7.137  $   30
       Evergreen VA Growth and Income............   14     8.316*    117
       Evergreen VA Foundation...................    1     8.388       6
       Evergreen VA Global Leaders...............    1     8.931      11
       Evergreen VA Strategic Income.............    2     8.446      13
       Evergreen VA Omega........................    7     9.402*     71
       Evergreen VA Small Cap Value..............    9    10.791*     93
       Evergreen VA International Growth.........    0     9.607       4
       Evergreen VA Masters......................    3     8.689      24
       Goldman Sachs Variable Insurance Trust:
       Goldman Sachs International Equity........    7     7.205      48
       Goldman Sachs Global Income...............    6     9.419*     58
       The Universal Institutional Funds, Inc.:
       Universal Institutional High Yield........    7     6.088*     45
       Universal Institutional U.S. Real Estate..    2    11.299      19
       Fidelity Variable Insurance Products Fund:
       Fidelity VIP Money Market.................   14    11.229*    155
       Fidelity VIP Overseas.....................    2     6.553      16
       Fidelity VIP Contrafund...................   25     7.868*    192
       Fidelity VIP Index 500....................   68     8.302*    565
                                                                  ------
          Total Policy Owners' Equity............                 $1,467
                                                                  ======

--------
*  Average

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Stockholder of Kemper Investors Life Insurance Company:

   In our opinion, the consolidated financial statements listed in the accompanying index present fairly, in all material respects, the financial position of Kemper Investors Life Insurance Company and its subsidiaries (the "Company") at December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2001 in conformity with accounting principles generally accepted in the United States of America. In addition, in our opinion, the financial statement schedules listed in the accompanying index present fairly, in all material respects, the information set forth therein when read in conjunction with the related consolidated financial statements. These financial statements and financial statement schedules are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

Chicago, Illinois
March 22, 2002

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                          CONSOLIDATED BALANCE SHEETS

                       (in thousands, except share data)

                                                                             December 31, December 31,
                                                                                 2001         2000
                                                                             ------------ ------------
Assets
Fixed maturity securities available for sale, at fair value (amortized cost:
  December 31, 2001, $3,057,139; December 31, 2000, $3,189,719)............. $ 3,094,560  $ 3,157,169
Equity securities, at fair value (cost: December 31, 2001 and
  December 31, 2000, $65,473)...............................................      67,731       63,879
Short-term investments......................................................     159,105       15,900
Joint venture mortgage loans................................................     104,303       67,473
Third-party mortgage loans..................................................      63,897       63,476
Other real estate-related investments.......................................       8,240        9,468
Policy loans................................................................     239,787      256,226
Other invested assets.......................................................      20,799       21,792
                                                                             -----------  -----------
   Total investments........................................................   3,758,422    3,655,383
Cash........................................................................      57,374       34,101
Accrued investment income...................................................     140,762      134,585
Reinsurance recoverable.....................................................     240,536      310,183
Deferred insurance acquisition costs........................................     381,506      240,801
Value of business acquired..................................................      75,806       95,621
Goodwill....................................................................     178,418      191,163
Other intangible assets.....................................................       6,261        4,531
Deferred income taxes.......................................................      95,688      120,781
Federal income tax receivable...............................................      13,866        8,803
Receivable on sales of securities...........................................       2,100        8,286
Other assets and receivables................................................      30,336       22,766
Assets held in separate accounts............................................  13,108,753   11,179,639
                                                                             -----------  -----------
   Total assets............................................................. $18,089,828  $16,006,643
                                                                             ===========  ===========
Liabilities
Future policy benefits...................................................... $ 3,634,161  $ 3,588,140
Other policyholder benefits and funds payable...............................     436,449      399,585
Other accounts payable and liabilities......................................      92,472      109,152
Liabilities related to separate accounts....................................  13,108,753   11,179,639
                                                                             -----------  -----------
   Total liabilities........................................................  17,271,835   15,276,516
                                                                             -----------  -----------
Commitments and contingent liabilities
Stockholder's equity
Capital stock--$10 par value, authorized 300,000 shares; outstanding 250,000
  shares....................................................................       2,500        2,500
Additional paid-in capital..................................................     804,347      804,347
Accumulated other comprehensive income (loss)...............................      16,551      (32,718)
Retained deficit............................................................      (5,405)     (44,002)
                                                                             -----------  -----------
   Total stockholder's equity...............................................     817,993      730,127
                                                                             -----------  -----------
   Total liabilities and stockholder's equity............................... $18,089,828  $16,006,643
                                                                             ===========  ===========

   See accompanying notes to consolidated financial statements.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                     CONSOLIDATED STATEMENTS OF OPERATIONS

                                (in thousands)

                                                    Year Ended December 31,
                                                ------------------------------
                                                  2001       2000       1999
                                                ---------  ---------  --------
Revenue
Net investment income.......................... $ 269,419  $ 257,470  $264,640
Realized investment gains (losses).............    20,660     (8,277)   (9,549)
Premium income.................................       486      8,394    21,990
Separate account fees and charges..............    70,993     68,293    74,715
Other income...................................    36,739     35,030    11,623
                                                ---------  ---------  --------
   Total revenue...............................   398,297    360,910   363,419
                                                ---------  ---------  --------
Benefits and Expenses
Interest credited to policyholders.............   159,127    152,289   162,243
Claims incurred and other policyholder benefits    21,933     13,718    18,185
Taxes, licenses and fees.......................    10,714     17,861    30,234
Commissions....................................   179,585    114,162    67,555
Operating expenses.............................    66,026     61,671    45,989
Deferral of insurance acquisition costs........  (166,202)  (104,608)  (69,814)
Amortization of insurance acquisition costs....    18,052     23,231     5,524
Amortization of value of business acquired.....    15,606     19,926    12,955
Amortization of goodwill.......................    12,744     12,744    12,744
Amortization of other intangible assets........       961        368        --
                                                ---------  ---------  --------
   Total benefits and expenses.................   318,546    311,362   285,615
                                                ---------  ---------  --------
Income before income tax expense...............    79,751     49,548    77,804
Income tax expense.............................    28,154      1,247    32,864
                                                ---------  ---------  --------
   Net income.................................. $  51,597  $  48,301  $ 44,940
                                                =========  =========  ========

   See accompanying notes to consolidated financial statements.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

                                (in thousands)

                                                                                Year Ended December 31,
                                                                             -----------------------------
                                                                               2001      2000      1999
                                                                             --------  --------  ---------
Net income.................................................................. $ 51,597  $ 48,301  $  44,940
                                                                             --------  --------  ---------
Other comprehensive income (loss), before tax:
Unrealized holding gains (losses) on investments arising during period:
Unrealized holding gains (losses) on investments............................   54,155    61,487   (180,267)
Adjustment to value of business acquired....................................   (5,914)   (3,400)    12,811
Adjustment to deferred insurance acquisition costs..........................   (1,050)     (230)     5,726
                                                                             --------  --------  ---------
   Total unrealized holding gains (losses) on investments arising during
     period.................................................................   47,191    57,857   (161,730)
                                                                             --------  --------  ---------
Less reclassification adjustments for items included in net income:
Adjustment for (gains) losses included in realized investment gains (losses)   (9,203)  (24,583)    16,651
Adjustment for amortization of premium on fixed maturity securities
  included in net investment income.........................................   (5,732)   (4,538)   (10,533)
Adjustment for (gains) losses included in amortization of value of business
  acquired..................................................................   (1,705)      214       (454)
Adjustment for losses included in amortization of insurance acquisition
  costs.....................................................................    6,395        13      1,892
                                                                             --------  --------  ---------
   Total reclassification adjustments for items included in net income......  (10,245)  (28,894)     7,556
                                                                             --------  --------  ---------
Other comprehensive income (loss), before related income tax expense
  (benefit).................................................................   57,436    86,751   (169,286)
Related income tax expense (benefit)........................................    8,167    (1,350)   (15,492)
                                                                             --------  --------  ---------
   Other comprehensive income (loss), net of tax............................   49,269    88,101   (153,794)
                                                                             --------  --------  ---------
   Comprehensive income (loss).............................................. $100,866  $136,402  $(108,854)
                                                                             ========  ========  =========

   See accompanying notes to consolidated financial statements.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

                                (in thousands)

                                                                       Year Ended December 31,
                                                                   ------------------------------
                                                                     2001      2000       1999
                                                                   --------  ---------  ---------
Capital stock, beginning and end of period........................ $  2,500  $   2,500  $   2,500
                                                                   --------  ---------  ---------
Additional paid-in capital, beginning and end of period...........  804,347    804,347    804,347
                                                                   --------  ---------  ---------
Accumulated other comprehensive income (loss), beginning of period  (32,718)  (120,819)    32,975
Other comprehensive income (loss), net of tax.....................   49,269     88,101   (153,794)
                                                                   --------  ---------  ---------
   End of period..................................................   16,551    (32,718)  (120,819)
                                                                   --------  ---------  ---------
Retained earnings (deficit), beginning of period..................  (44,002)   (56,023)    14,037
Net income........................................................   51,597     48,301     44,940
Dividends to parent...............................................  (13,000)   (36,280)  (115,000)
                                                                   --------  ---------  ---------
   End of period..................................................   (5,405)   (44,002)   (56,023)
                                                                   --------  ---------  ---------
       Total stockholder's equity................................. $817,993  $ 730,127  $ 630,005
                                                                   ========  =========  =========

    See accompanying notes to consolidated financial statements.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                (in thousands)

                                                                          Year Ended December 31,
                                                                    -----------------------------------
                                                                       2001        2000        1999
                                                                    -----------  ---------  -----------
Cash flows from operating activities
Net income......................................................... $    51,597  $  48,301  $    44,940
Reconciliation of net income to net cash from operating activities:
   Realized investment (gains) losses..............................     (20,660)     8,277        9,549
   Net change in trading account securities........................          --         --      (51,239)
   Interest credited and other charges.............................     169,084    142,344      158,557
   Deferred insurance acquisition costs, net.......................    (148,150)   (81,377)     (64,290)
   Amortization of value of business acquired......................      15,606     19,926       12,955
   Amortization of goodwill........................................      12,744     12,744       12,744
   Amortization of discount and premium on investments.............       5,731      4,538       11,157
   Amortization of other intangible assets.........................         961        368           --
   Deferred income taxes...........................................      16,927    (25,930)     (42,952)
   Net change in current federal income taxes......................      (5,063)   (18,593)     (10,594)
   Benefits and premium taxes due related to separate account
     business-owned life insurance.................................      (6,392)   (61,476)     149,477
   Other, net......................................................       5,120     42,377      (11,901)
                                                                    -----------  ---------  -----------
       Net cash flow from operating activities.....................      97,505     91,499      218,403
                                                                    -----------  ---------  -----------
Cash flows from investing activities
Cash from investments sold or matured:
   Fixed maturity securities held to maturity......................     281,664    170,465      335,735
   Fixed maturity securities sold prior to maturity................   1,331,168    589,933    1,269,290
   Equity securities...............................................          --      1,271       11,379
   Mortgage loans, policy loans and other invested assets..........      60,495     73,177       75,389
Cost of investments purchased or loans originated:
   Fixed maturity securities.......................................  (1,481,699)  (569,652)  (1,455,496)
   Equity securities...............................................          --     (1,264)      (8,703)
   Mortgage loans, policy loans and other invested assets..........     (41,395)   (47,109)     (43,665)
   Investment in subsidiaries......................................      (2,690)    (4,899)          --
Short-term investments, net........................................    (143,205)    26,491       15,943
Net change in receivable and payable for securities transactions...       6,186     (4,786)          --
Net change in other assets.........................................       2,248     (5,141)      (2,725)
                                                                    -----------  ---------  -----------
       Net cash from investing activities..........................      12,772    228,486      197,147
                                                                    -----------  ---------  -----------
Cash flows from financing activities
Policyholder account balances:.....................................
   Deposits........................................................     680,106    608,363      383,874
   Withdrawals.....................................................    (733,521)  (881,888)    (694,848)
Dividends to parent................................................     (13,000)   (36,280)    (115,000)
Cash overdrafts....................................................     (20,589)    11,906        8,953
                                                                    -----------  ---------  -----------
       Net cash from financing activities..........................     (87,004)  (297,899)    (417,021)
                                                                    -----------  ---------  -----------
       Net increase (decrease) in cash.............................      23,273     22,086       (1,471)
Cash, beginning of period..........................................      34,101     12,015       13,486
                                                                    -----------  ---------  -----------
Cash, end of period................................................ $    57,374  $  34,101  $    12,015
                                                                    ===========  =========  ===========

   See accompanying notes to consolidated financial statements.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(1) Summary of Significant Accounting Policies

Basis of presentation

   Kemper Investors Life Insurance Company and its subsidiaries (''the Company'') issue fixed and variable annuity products, variable life, term life and interest-sensitive life insurance products marketed primarily through a network of financial institutions, securities brokerage firms, insurance agents and financial planners. The Company is licensed in the District of Columbia and all states except New York. Zurich Kemper Life Insurance Company of New York ("ZKLICONY"), a newly formed, wholly-owned subsidiary, received its license from the state of New York early in 2001 and began writing business in May of 2001. The Company is a wholly-owned subsidiary of Kemper Corporation (''Kemper''), a non-operating holding company. Kemper is a wholly-owned subsidiary of Zurich Group Holding (''ZGH'' or ''Zurich''), a Swiss holding company. ZGH is wholly-owned by Zurich Financial Services (''ZFS''), a Swiss holding company.

   The financial statements include the accounts of the Company on a consolidated basis. All significant intercompany balances and transactions have been eliminated. Certain reclassifications have been made to the 2000 and 1999 consolidated financial statements in order for them to conform to the 2001 presentation. The accompanying consolidated financial statements of the Company as of and for the years ended December 31, 2001, 2000 and 1999, have been prepared in conformity with accounting principles generally accepted in the United States of America.

Estimates

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities as well as the disclosure of contingent assets or liabilities at the date of the financial statements. As a result, actual results reported as revenue and expenses could differ from the estimates reported in the accompanying financial statements. As further discussed in the accompanying notes to the consolidated financial statements, significant estimates and assumptions affect goodwill, deferred insurance acquisition costs, the value of business acquired, provisions for real estate-related losses and reserves, other-than-temporary declines in values for fixed maturity securities, the valuation allowance for deferred income taxes and the calculation of fair value disclosures for certain financial instruments.

Goodwill and other intangibles

   The Company reviews goodwill and other intangibles (''intangible assets'') to determine if events or changes in circumstances may have affected the recoverability of the outstanding intangible assets as of each reporting period. In the event that the Company determines that the intangible assets are not recoverable, it would amortize such amounts as additional amortization expense in the accompanying financial statements. As of December 31, 2001, the Company believes that no such adjustment is necessary.

   During 2001, the Financial Accounting Standards Board issued Statement of Financial Accounting Standard 141 (''SFAS 141''), Business Combinations and Statement of Financial Accounting Standard 142 ("SFAS 142"), Goodwill and Other Intangible Assets in July 2001. SFAS 141 requires that the purchase method of accounting must be used for all business combinations initiated after June 30, 2001. SFAS 142 primarily addresses the accounting that must be applied to goodwill and other intangible assets subsequent to their acquisition. The Company intends to adopt SFAS 141 and SFAS 142 in the first quarter of 2002, however they are not expected to have a material impact on the Company's 2002 financial results.

   The difference between ZFS's cost of acquiring the Company and the net fair value of the assets and liabilities as of January 4, 1996 was recorded as goodwill. Goodwill is amortized on a straight-line basis over a twenty-year period. Other intangible assets of $7.6 million, recorded in 2001 and 2000 in connection with the purchase of PMG, are being amortized on a straight-line basis over a ten-year period.

Value of business acquired

   The value of business acquired reflects the estimated fair value of the Company's life insurance business in force and represents the portion of the cost to acquire the Company that is allocated to the value of the right

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

to receive future cash flows from insurance contracts existing at the date of acquisition, January 4, 1996. Such value is the present value of the actuarially determined projected cash flows for the acquired policies.

   The value of the business acquired is amortized over the estimated contract life of the business acquired in relation to the present value of estimated gross profits using current assumptions based on an interest rate equal to the liability or contract rate on the value of business acquired. The estimated amortization and accretion of interest for the value of business acquired for each of the years through December 31, 2006 are as follows:

                                                      Projected
                                                      Accretion
                               Beginning                 Of     Ending
       Year Ended December 31,  Balance  Amortization Interest  Balance
       ----------------------- --------- ------------ --------- --------
       (in thousands)
            1999 (actual)..... $126,066    $(20,891)   $7,936   $113,111
            2000 (actual).....  113,111     (26,805)    6,879     93,185
            2001 (actual).....   93,185     (21,394)    5,788     77,579
            2002..............   77,579     (17,308)    4,548     64,819
            2003..............   64,819     (15,003)    3,812     53,628
            2004..............   53,628     (13,464)    3,142     43,306
            2005..............   43,306     (11,686)    2,527     34,147
            2006..............   34,147     (10,191)    1,971     25,927

   The projected ending balance of the value of business acquired will be further adjusted to reflect the impact of unrealized gains or losses on fixed maturity securities held as available for sale in the investment portfolio. Such adjustments are not recorded in the Company's net income but rather are recorded as a credit or charge to accumulated other comprehensive income, net of income tax. This adjustment decreased the value of business acquired by $1.8 million as of December 31, 2001 and increased the value of business acquired by $2.4 million and $6.0 million as of December 31, 2000 and 1999, respectively. Accumulated other comprehensive income decreased by approximately $1.2 million as of December 31, 2001 due to this adjustment and increased accumulated other comprehensive income by approximately $1.6 million and $3.9 million as of December 31, 2000 and 1999, respectively.

Life insurance revenue and expenses

   Revenue for annuities, variable life insurance and interest-sensitive life insurance products consists of investment income, and policy charges such as mortality, expense and surrender charges and expense loads for premium taxes on certain contracts. Expenses consist of benefits and interest credited to contracts, policy maintenance costs and amortization of deferred insurance acquisition costs.

   Premiums for term life policies are reported as earned when due. Profits for such policies are recognized over the duration of the insurance policies by matching benefits and expenses to premium income.

Reinsurance

   In the ordinary course of business, the Company enters into reinsurance agreements to diversify risk and limit its overall financial exposure to certain blocks of annuities and to individual death claims. Although these reinsurance agreements contractually obligate the reinsurers to reimburse the Company, they do not discharge the Company from its primary liabilities and obligations to policyholders. As such, these amounts paid or deemed to have been paid are recorded on the Company's consolidated balance sheet as reinsurance recoverables and ceded future policy benefits.

Deferred insurance acquisition costs

   The costs of acquiring new business, principally commission expense and certain policy issuance and underwriting expenses, have been deferred to the extent they are recoverable from estimated future gross

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

profits on the related contracts and policies. The deferred insurance acquisition costs for annuities, separate account business and interest-sensitive life insurance products are being amortized over the estimated contract life in relation to the present value of estimated gross profits. Deferred insurance acquisition costs related to such interest-sensitive products also reflect the estimated impact of unrealized gains or losses on fixed maturity securities held as available for sale in the investment portfolio, through a charge or credit to accumulated other comprehensive income, net of income tax. The deferred insurance acquisition costs for term-life insurance products are being amortized over the premium paying period of the policies.

Future policy benefits

   Liabilities for future policy benefits related to annuities and interest-sensitive life contracts reflect net premiums received plus interest credited during the contract accumulation period and the present value of future payments for contracts that have annuitized. A liability has been established for guaranteed death benefits in excess of account values. The guaranteed retirement income benefit ("GRIB") is an optional benefit to the DESTINATIONS/SM/ variable annuity, for an additional asset-based fee. It allows for a proxy account value, called the GRIB Base, to be applied to the guaranteed annuity factors (settlement option purchase rates) in the contract. The GRIB Base prior to attained age 80 is the greatest of:

      .  the contract value (account value)

      . the greatest anniversary value before the exercise (annuitization) date, or

      . purchase payments minus previous withdrawals, accumulated at 5 percent interest per year to the annuitization date.

   GRIB reserves have been established for policies that have withdrawn a substantial portion of their contract values, exposing a proportionately large GRIB benefit in relation to the account value. These policies were deemed to have elected annuitization and a reserve has been established to cover the present value of future benefits. No additional liabilities for future policy benefits related to guaranteed living benefits have been established. Had such a benefit been established, total liabilities would have been increased by $7.8 million.

   Current interest rates credited during the contract accumulation period range from 3.0 percent to 10.0 percent. Future minimum guaranteed interest rates vary from 3.0 percent to 4.0 percent. For contracts that have annuitized, interest rates used in determining the present value of future payments range principally from 2.5 percent to 12.0 percent.

   Liabilities for future term life policy benefits have been computed principally by a net level premium method. Anticipated rates of mortality are based on the 1975-1980 Select and Ultimate Table modified by Company experience, including withdrawals. Assumed investment yields are by policy duration and range from 7.3 percent to 6.0 percent over 20 years.

Guaranty fund assessments

   The Company is liable for guaranty fund assessments related to certain unaffiliated insurance companies that have become insolvent during the years 2001 and prior. The Company's financial statements include provisions for all known assessments that are expected to be levied against the Company as well as an estimate of amounts (net of estimated future premium tax recoveries) that the Company believes it will be assessed in the future for which the life insurance industry has estimated the cost to cover losses to policyholders.

Invested assets and related income

   Investments in fixed maturity securities and equity securities are carried at fair value. Short-term investments are carried at cost, which approximates fair value.

   The amortized cost of fixed maturity securities is adjusted for amortization of premiums and accretion of discounts to maturity, or in the case of mortgage-backed and asset-backed securities, over the estimated life of

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

the security. Such amortization is included in net investment income. Amortization of the discount or premium from mortgage-backed and asset-backed securities is recognized using a level effective yield method which considers the estimated timing and amount of prepayments of the underlying loans and is adjusted to reflect differences which arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. To the extent that the estimated lives of such securities change as a result of changes in prepayment rates, the adjustment is also included in net investment income. The Company does not accrue interest income on fixed maturity securites deemed to be impaired on an other-than-temporary basis, or on mortgage loans and other real estate loans where the likelihood of collection of interest is doubtful.

   Mortgage loans are carried at their unpaid balance, net of unamortized discount and any applicable reserves or write-downs. Other real estate-related investments, net of any applicable reserves and write-downs, include notes receivable from real estate ventures and investments in real estate ventures, adjusted for the equity in the operating income or loss of such ventures. Real estate reserves are established when declines in collateral values, estimated in light of current economic conditions, indicate a likelihood of loss.

   Investments in policy loans and other invested assets, consisting primarily of venture capital investments and a leveraged lease, are carried primarily at cost.

   Realized gains or losses on sales of investments, determined on the basis of identifiable cost on the disposition of the respective investment, recognition of other-than-temporary declines in value and changes in real estate-related reserves and write-downs are included in revenue. Net unrealized gains or losses on revaluation of investments are credited or charged to accumulated other comprehensive income (loss). Such unrealized gains are recorded net of deferred income tax expense, while unrealized losses are not tax benefited.

Derivative instruments

   The Company is party to an interest rate swap agreement with Zurich Capital Markets, Inc. ("ZCM"), an affiliated counterparty. The Company uses interest rate swaps to hedge against interest rate exposures arising from mismatches between assets and liabilities. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed notional principal amount. No cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is made by one counterparty at each due date. In 2001, the Company paid $0.9 million as settlement for the difference between the fixed-rate and floating-rate interest.

The Company is exposed to credit-related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect its counterparty to fail to meet its obligations given its high credit ratings. The credit exposure of interest rate swaps is represented by the fair value (market value) of contracts. At December 31, 2001, an open swap agreement with a notional value of $100.0 million and an expiration date of November 2004, had a negative market value of $5.0 million. The negative market value was included as a component of other accounts payable and liabilities in the accompanying consolidated balance sheets.

Separate account business

   The assets and liabilities of the separate accounts represent segregated funds administered and invested by the Company for purposes of funding variable annuity and variable life insurance contracts for the exclusive benefit of variable annuity and variable life insurance contractholders. The Company receives administrative fees from the separate account and retains varying amounts of withdrawal charges to cover expenses in the event of early withdrawals by contractholders. The assets and liabilities of the separate accounts are carried at fair value.

Income tax

   The Company files a separate Federal income tax return. Deferred taxes are provided on the temporary differences between the tax and financial statement basis of assets and liabilities.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(2) Cash Flow Information

   The Company defines cash as cash in banks and money market accounts. The Company paid federal income taxes of $19.8 million, $43.9 million and $83.8 million directly to the United States Treasury Department during 2001, 2000 and 1999, respectively.

(3) Invested Assets and Related Income

   The Company is carrying its fixed maturity investment portfolio at estimated fair value as fixed maturity securities are considered available for sale. The carrying value of fixed maturity securities compared with amortized cost, adjusted for other-than-temporary declines in value and estimated unrealized gains and losses, were as follows:

                                                                                  Estimated Unrealized
                                                             Carrying  Amortized  -------------------
                                                              Value      Cost       Gains     Losses
                                                            ---------- ----------  -------   --------
(in thousands)
December 31, 2001
U.S. treasury securities and obligations of U.S. government
  agencies and authorities................................. $   21,354 $   21,286 $   254    $   (186)
Obligations of states and political subdivisions, special
  revenue and nonguaranteed................................     13,488     13,292     196          --
Debt securities issued by foreign governments..............      4,537      4,508      29          --
Corporate securities.......................................  1,945,006  1,926,160  45,602     (26,756)
Mortgage and asset-backed securities.......................  1,110,175  1,091,893  24,795      (6,513)
                                                            ---------- ----------  -------   --------
   Total fixed maturity securities......................... $3,094,560 $3,057,139 $70,876    $(33,455)
                                                            ========== ==========  =======   ========

December 31, 2000
U.S. treasury securities and obligations of U.S. government
  agencies and authorities................................. $   11,822 $   11,777 $    69    $    (24)
Obligations of states and political subdivisions, special
  revenue and nonguaranteed................................     24,021     24,207      --        (186)
Debt securities issued by foreign governments..............     21,812     21,893      90        (171)
Corporate securities.......................................  2,060,679  2,093,916  12,634     (45,871)
Mortgage and asset-backed securities.......................  1,038,835  1,037,926   7,495      (6,586)
                                                            ---------- ----------  -------   --------
   Total fixed maturity securities......................... $3,157,169 $3,189,719 $20,288    $(52,838)
                                                            ========== ==========  =======   ========

   The carrying value and amortized cost of fixed maturity investments, by contractual maturity at December 31, 2001, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties and because mortgage-backed and asset-backed securities provide for periodic payments throughout their life.

                                                                                   Carrying  Amortized
                                                                                    Value      Cost
                                                                                  ---------- ----------
(in thousands)
One year or less................................................................. $   38,884 $   38,175
Over one year through five years.................................................    836,094    814,386
Over five years through ten years................................................    880,118    874,543
Over ten years...................................................................    229,289    238,142
Securities not due at a single maturity date, primarily mortgage and asset-backed securities(1)..................................................................  1,110,175  1,091,893
                                                                                  ---------- ----------
   Total fixed maturity securities............................................... $3,094,560 $3,057,139
                                                                                  ========== ==========

--------
(1)Weighted average maturity of 4.5 years.

   Proceeds from sales of investments in fixed maturity securities prior to maturity were $1,331.2 million, $589.9 million and $1,269.3 million during 2001, 2000 and 1999, respectively. Gross gains of $32.9 million,

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

$8.6 million and $7.9 million and gross losses, including write-downs of fixed maturity securities for other-than-temporary declines in value, of $28.6 million, $20.8 million and $17.7 million were realized on sales and maturities in 2001, 2000 and 1999, respectively. Pre-tax write-downs due to other-than-temporary declines in value amounted to $15.5 million, $11.4 million and $0.1 million for the years ended December 31, 2001, 2000 and 1999, respectively.

   At December 31, 2001 the Company held a $92.5 million mortgage loan investment in Delta Wetlands which exceeded 10 percent of the Company's stockholder's equity at December 31, 2001. Excluding agencies of the U.S. government, no other individual investment exceeded 10 percent of the Company's stockholder's equity at December 31, 2001.

   At December 31, 2001, securities carried at approximately $6.6 million were on deposit with governmental agencies as required by law.

   For its securitized financial assets, the Company recognizes an impairment loss if the fair value of the security is below book value and the net present value of expected future cash flows is less than the net present value of expected future cash flows at the most recent (prior) estimation date. These impairment losses are included as part of the write-downs for other-than-temporary declines in value discussed above.

   Upon default or indication of potential default by an issuer of fixed maturity securities other than securitized financial assets, the issue(s) of such issuer would be placed on nonaccrual status and, since declines in fair value would no longer be considered by the Company to be temporary, would be analyzed for possible write-down. Any such issue would be written down to its net realizable value during the fiscal quarter in which the impairment was determined to have become other than temporary. Thereafter, each issue on nonaccrual status is regularly reviewed, and additional write-downs may be taken in light of later developments.

   The Company's computation of net realizable value involves judgments and estimates, so such value should be used with care. Such value determination considers such factors as the existence and value of any collateral security; the capital structure of the issuer; the level of actual and expected market interest rates; where the issue ranks in comparison with other debt of the issuer; the economic and competitive environment of the issuer and its business; the Company's view on the likelihood of success of any proposed issuer restructuring plan; and the timing, type and amount of any restructured securities that the Company anticipates it will receive.

   The Company's $176.4 million real estate portfolio at December 31, 2001 consists of joint venture and third-party mortgage loans and other real estate-related investments. At December 31, 2001 and 2000, total impaired real estate-related loans were as follows:

                                               December 31, December 31,
                                                   2001         2000
                                               ------------ ------------
        (in millions)
        Impaired loans without reserves--gross    $ 7.3        $ 62.6
        Impaired loans with reserves--gross...     11.3          23.7
                                                  -----        ------
           Total gross impaired loans.........     18.6          86.3
        Reserves related to impaired loans....     (2.7)        (18.5)
        Write-downs related to impaired loans.     (3.5)         (3.5)
                                                  -----        ------
           Net impaired loans.................    $12.4        $ 64.3
                                                  =====        ======

   The Company had an average balance of $65.3 million and $90.2 million in impaired loans for 2001 and 2000, respectively. Cash payments received on impaired loans are generally applied to reduce the outstanding loan balance.

   At December 31, 2001 and 2000, loans on nonaccrual status, before reserves and write-downs, amounted to $13.0 million and $86.3 million, respectively. The Company's nonaccrual loans are generally included in impaired loans.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


Net Investment Income

   During 2001, a change in circumstances surrounding a water development project located in California's Sacramento River Valley led to a decision to reclassify the related mortgage loans to accrual status and release the general reserve allowance originally set up for these loans. These changes included the State of California's State Water Resources Control Board ("SWRCB") approval of the project's water right permit as well as the completion of a third-party appraisal of the project, subsequent to the SWRCB's approval of the permit.

   Taken together, these facts support, in management's best judgment, not only the level of existing debt on the project but also the accrual of interest as specified in the terms of the loans. As a result, interest income was recorded in the fourth quarter of 2001 in the amount of $24.9 million, representing interest earned in 2001 as well as recaptured interest from 2000 and 1999, the years in which these loans were on non-accrual status. The release of the general reserve allowance generated a realized gain of $16.4 million in 2001.

   The sources of net investment income were as follows:

                                                      2001     2000     1999
                                                    -------- -------- --------
  (in thousands)
  Interest on fixed maturity securities............ $214,505 $223,964 $231,176
  Dividends on equity securities...................    4,598    4,573    4,618
  Income from short-term investments...............    2,332    3,433    3,568
  Income from mortgage loans.......................   30,771    6,091    6,296
  Income from policy loans.........................   19,394   20,088   20,131
  Income from other real estate-related investments       27       99      155
  Income from other loans and investments..........      646    2,455    2,033
                                                    -------- -------- --------
     Total investment income.......................  272,273  260,703  267,977
  Investment expense...............................    2,854    3,233    3,337
                                                    -------- -------- --------
     Net investment income......................... $269,419 $257,470 $264,640
                                                    ======== ======== ========

Net Realized Investment Gains (Losses)

   Net realized investment gains (losses) for the years ended December 31, 2001, 2000 and 1999, were as follows:

                                                                            2001     2000     1999
                                                                           ------- --------  -------
(in thousands)
Real estate-related....................................................... $16,081 $  1,711  $ 4,201
Fixed maturity securities.................................................   4,284  (12,185)  (9,755)
Trading account securities--gross gains...................................      --       --      491
Trading account securities--gross losses..................................      --       --   (7,794)
Equity securities.........................................................     262      245    1,039
Other.....................................................................      33    1,952    2,269
                                                                           ------- --------  -------
   Realized investment gains (losses) before income tax expense (benefit).  20,660   (8,277)  (9,549)
Income tax expense (benefit)..............................................   7,231   (2,897)  (3,342)
                                                                           ------- --------  -------
   Net realized investment gains (losses)................................. $13,429 $ (5,380) $(6,207)
                                                                           ======= ========  =======

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


   Unrealized gains (losses) are computed below as follows: fixed maturity securities--the difference between fair value and amortized cost, adjusted for other-than-temporary declines in value; equity and other securities--the difference between fair value and cost. The change in net unrealized investment gains (losses) by class of investment for the years ended December 31, 2001, 2000 and 1999 were as follows:

                                                               December 31, December 31, December 31,
                                                                   2001         2000         1999
                                                               ------------ ------------ ------------
(in thousands)
Fixed maturity securities.....................................   $69,970      $89,421     $(182,456)
Equity and other securities...................................      (879)       1,187        (3,929)
Adjustment to deferred insurance acquisition costs............    (7,446)        (243)        3,834
Adjustment to value of business acquired......................    (4,209)      (3,614)       13,265
                                                                 -------      -------     ---------
   Unrealized gain (loss) before income tax expense (benefit).    57,436       86,751      (169,286)
Income tax expense (benefit)..................................     8,167       (1,350)      (15,492)
                                                                 -------      -------     ---------
   Net unrealized gain (loss) on investments..................   $49,269      $88,101     $(153,794)
                                                                 =======      =======     =========

(4) Unconsolidated Investees

   At December 31, 2001 and 2000 the Company, along with other Kemper subsidiaries, directly held partnership interests in a number of real estate joint ventures. The Company's direct and indirect real estate joint venture investments are accounted for utilizing the equity method, with the Company recording its share of the operating results of the respective partnerships. The Company, as an equity owner, has the ability to fund, and historically has elected to fund, operating requirements of certain of the joint ventures. Consolidation accounting methods are not utilized as the Company, in most instances, does not own more than 50 percent in the aggregate, and in any event, major decisions of the partnership must be made jointly by all partners.

   As of December 31, 2001 and 2000, the Company's net equity investment in unconsolidated investees amounted to $0.9 million and $1.0 million, respectively. The Company's share of net income related to such unconsolidated investees amounted to $27 thousand, $99 thousand and $155 thousand in 2001, 2000 and 1999, respectively.

(5) Concentration of Credit Risk

   The Company generally strives to maintain a diversified invested asset portfolio; however, certain concentrations of credit risk exist in mortgage and asset-backed securities and real estate.

   Approximately 22.0 percent of the investment-grade fixed maturity securities at December 31, 2001 were mortgage-backed securities, up from 18.9 percent at December 31, 2000. These investments consist primarily of marketable mortgage pass-through securities issued by the Government National Mortgage Association, the Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation and other investment-grade securities collateralized by mortgage pass-through securities issued by these entities. The Company has not made any investments in interest-only or other similarly volatile tranches of mortgage-backed securities. The Company's mortgage-backed investments are generally of AAA credit quality, and the markets for these investments have been and are expected to remain liquid.

   Approximately 15.3 percent and 15.1 percent of the investment-grade fixed maturity securities at December 31, 2001 and 2000, respectively, consisted of corporate asset-backed securities. The majority of investments in asset-backed securities were backed by commercial mortgage-backed securities (36.5%), home equity loans (22.9%), collateralized loan and bond obligations (12.1%), manufactured housing loans (11.7%), and other commercial assets (5.5%).

   The Company's real estate portfolio is distributed by geographic location and property type. The geographic distribution of a majority of the real estate portfolio as of December 31, 2001 was as follows: California (52.9%), Washington (9.8%), Colorado (8.1%) and Illinois (6.7%). The property type distribution of a majority of the real estate portfolio as of December 31, 2001 was as follows: land (51.9%), hotels (32.4%) and office (7.8%).

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


   To maximize the value of certain land and other projects, additional development has been proceeding or has been planned. Such development of existing projects would continue to require funding, either from the Company or third parties. In the present real estate markets, third-party financing can require credit enhancing arrangements (e.g., standby financing arrangements and loan commitments) from the Company. The values of development projects are dependent on a number of factors, including Kemper's and the Company's plans with respect thereto, obtaining necessary construction and zoning permits and market demand for the permitted use of the property. There can be no assurance that such permits will be obtained as planned or at all, nor that such expenditures will occur as scheduled, nor that Kemper's or the Company's plans with respect to such projects may not change substantially.

   More than half of the Company's real estate mortgage loans are on properties or projects where the Company, Kemper, or their affiliates have taken ownership positions in joint ventures with a small number of partners.

   At December 31, 2001 loans to a master limited partnership (the ''MLP'') between subsidiaries of Kemper and subsidiaries of Lumbermens Mutual Casualty Company, a former affiliate, constituted approximately $92.5 million, or 52.4 percent, of the Company's real estate portfolio. Kemper's interest in the MLP is 75.0 percent at December 31, 2001. Loans to the MLP were placed on non-accrual status at the beginning of 1999 due to management's desire not to increase book value of the MLP over net realizable value, as interest on these loans has historically been added to principal. During 2001, a change in circumstances surrounding the water development project related to these loans led to the reclassification of these loans to accrual status. As a result, interest income was recorded in the fourth quarter of 2001 and the general reserve allowance related to these loans was released. At December 31, 2001, MLP-related commitments accounted for approximately $0.2 million of the Company's off-balance-sheet legal commitments.

   At December 31, 2001, loans to and investments in joint ventures in which Patrick M. Nesbitt or his affiliates (''Nesbitt''), a third-party real estate developer, have ownership interests constituted approximately $63.9 million, or
6.2 percent, of the Company's real estate portfolio. The Nesbitt ventures consist of nine hotel properties, one office building and one retail property. At December 31, 2001, the Company did not have any Nesbitt-related off-balance-sheet legal funding commitments outstanding. In the fourth quarter of 2001, a valuation reserve of $600 thousand was recorded for one of these properties as its estimated fair value decreased below the debt supported by the property.

   At December 31, 2001, a loan to a joint venture amounted to $11.8 million. This affiliated mortgage loan was on an office property located in Illinois. At December 31, 2001, the Company did not have any off-balance-sheet legal funding commitments outstanding related to this investment.

   The remaining real estate-related investment amounted to $7.4 million at December 31, 2001 and consisted of various unzoned residential and commercial lots located in Hawaii. Due to certain negative zoning restriction developments in January 1997 and a continuing economic slump in Hawaii, these real estate-related investments were placed on nonaccrual status. All zoned properties were sold by March of 2001. We are currently pursuing an out of court settlement against the city of Honolulu for the downzoning of certain unzoned properties. If a settlement is not reached, trial will begin this year. We are holding the unzoned properties for future zoning and sales. However, due to the state of Hawaii's economy, which has lagged behind the economic expansion of most of the rest of the United States, it is anticipated that it could be several additional years until the Company completely disposes of all investments in Hawaii. At December 31, 2001, off-balance-sheet legal commitments related to Hawaiian properties totaled $4.0 million.

   At December 31, 2001, the Company no longer had any outstanding loans or investments in projects with the Prime Group, Inc. or its affiliates, as all such investments have been sold. However, the Company continues to have Prime Group-related commitments, which accounted for $25.7 million of the Company's off-balance-sheet legal commitments at December 31, 2001.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


(6) Income Taxes

   Income tax expense (benefit) was as follows for the years ended December 31, 2001, 2000 and 1999:

                                   2001     2000      1999
                                  ------- --------  --------
                   (in thousands)
                   Current....... $11,228 $ 28,274  $ 75,816
                   Deferred......  16,926  (27,027)  (42,952)
                                  ------- --------  --------
                      Total...... $28,154 $  1,247  $ 32,864
                                  ======= ========  ========

   Additionally, the deferred income tax (benefit) expense related to items included in other comprehensive income was as follows for the years ended December 31, 2001, 2000 and 1999:

                                                 2001     2000      1999
                                                -------  -------  --------
     (in thousands)
     Unrealized gains and losses on investments $12,246  $    --  $(21,477)
     Value of business acquired................  (1,473)  (1,265)    4,643
     Deferred insurance acquisition costs......  (2,606)     (85)    1,342
                                                -------  -------  --------
        Total.................................. $ 8,167  $(1,350) $(15,492)
                                                =======  =======  ========

   The actual income tax expense for 2001, 2000 and 1999 differed from the ''expected'' tax expense for those years as displayed below. ''Expected'' tax expense was computed by applying the U.S. federal corporate tax rate of 35 percent in 2001, 2000, and 1999 to income before income tax expense.

                                                         2001      2000     1999
                                                        -------  --------  -------
(in thousands)
Computed expected tax expense.......................... $27,913  $ 17,342  $27,232
Difference between ''expected'' and actual tax expense:
   State taxes.........................................  (2,302)      737    1,608
   Amortization of goodwill and other intangibles......   4,797     4,589    4,460
   Dividend received deduction.........................      --    (1,191)      --
   Foreign tax credit..................................     (15)     (214)    (306)
   Change in valuation allowance.......................      --   (15,201)      --
   Recapture of affiliated reinsurance.................      --    (4,599)      --
   Prior year tax settlements..........................  (2,577)       --       --
   Other, net..........................................     338      (216)    (130)
                                                        -------  --------  -------
       Total actual tax expense........................ $28,154  $  1,247  $32,864
                                                        =======  ========  =======

   Deferred tax assets and liabilities are generally determined based on the difference between the financial statement and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse.

   The $4.6 million tax benefit in 2000 is due to the deferred tax effect related to the deemed dividend distribution. (See the note captioned ''Summary of Significant Accounting Policies--Reinsurance.") This deferred tax benefit was recognized in the tax provision under current accounting guidance relating to the recognition of deferred taxes.

   The Company only records deferred tax assets if future realization of the tax benefit is more likely than not. The Company had established a valuation allowance to reduce the deferred federal tax asset related to real estate and unrealized losses on investments to a realizable amount. This amount was based

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

on the evidence available and management's judgment. The valuation allowance is subject to future adjustments based upon, among other items, the Company's estimates of future operating earnings and capital gains. The decrease in the valuation allowance in 2001 is related to the change in the amount of unrealized losses on investments.

   The tax effects of temporary differences that give rise to significant portions of the Company's net deferred federal tax assets or liabilities were as follows:


                                                                        December 31, December 31, December 31,
                                                                            2001         2000         1999
                                                                        ------------ ------------ ------------
(in thousands)
Deferred federal tax assets:
   Deferred insurance acquisition costs ("DAC Tax")....................   $135,307     $131,591     $121,723
   Unrealized losses on investments....................................         --       12,045       43,758
   Life policy reserves................................................     90,870       67,260       43,931
   Unearned revenue....................................................     55,574       58,200       59,349
   Real estate-related.................................................         --        6,515        7,103
   Other investment-related............................................     12,646        5,330          928
   Other...............................................................      3,349        4,329        3,133
                                                                          --------     --------     --------
       Total deferred federal tax assets...............................    297,746      285,270      279,925
   Valuation allowance.................................................         --      (12,045)     (58,959)
                                                                          --------     --------     --------
       Total deferred federal tax assets after valuation allowance.....    297,746      273,225      220,966
                                                                          --------     --------     --------
Deferred federal tax liabilities:
   Value of business acquired..........................................     24,608       33,467       55,884
   Deferred insurance acquisition costs................................    135,317       84,280       41,706
   Depreciation and amortization.......................................     21,165       21,799       19,957
   Other investment-related............................................      7,239        7,973        7,670
   Unrealized gains on investments.....................................     12,246           --           --
   Other...............................................................      1,483        4,925        2,247
                                                                          --------     --------     --------
       Total deferred federal tax liabilities..........................    202,058      152,444      127,464
                                                                          --------     --------     --------
Net deferred federal tax assets........................................   $ 95,688     $120,781     $ 93,502
                                                                          ========     ========     ========


   The net deferred tax assets relate primarily to unearned revenue and the DAC Tax associated with a non-registered individual and group variable business-owned life insurance contract ("BOLI"). Management believes that it is more likely than not that the results of future operations will generate sufficient taxable income over the ten year amortization period of the unearned revenue and DAC Tax to realize such deferred tax assets.

   The tax returns through the year 1996 have been examined by the Internal Revenue Service ("IRS"). Changes proposed are not material to the Company's financial position. The tax returns for the years 1997 through 1999 are currently under examination by the IRS.

(7) Related-Party Transactions

   The Company paid cash dividends of $13.0 million, $20.0 million and $115.0 million to Kemper during 2001, 2000 and 1999, respectively. The Company reported a deemed dividend distribution of $16.3 million during 2000 related to the recapture of a reinsurance agreement with Federal Kemper Life Assurance Company ("FKLA"), an affiliated company.

   The Company has loans to joint ventures, consisting primarily of mortgage loans on real estate, in which the Company and/or one of its affiliates has an ownership interest. At December 31, 2001 and 2000, joint venture mortgage loans totaled $104.3 million and $67.5 million, respectively, and during 2001, 2000 and 1999, the Company earned interest income on these joint venture loans of $25.4 million, $0.8 million and $0.6 million, respectively.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


   In February 2001, the Company sold a $60 million group variable life policy to FKLA, covering all current FKLA employees as of February 14, 2001. The transaction, as business-owned life insurance ("BOLI"), will permit FKLA to indirectly fund certain of its employee benefit obligations.

   All of the Company's personnel are employees of FKLA. Expenses are allocated to the Company for the utilization of FKLA employees and facilities. Expenses allocated to the Company from FKLA during 2001, 2000 and 1999 amounted to $27.4 million, $23.3 million and $18.3 million, respectively. The Company also paid to Kemper real estate subsidiaries fees of $0.5 million, $0.6 million and $1.0 million in 2001, 2000 and 1999, respectively, related to the management of the Company's real estate portfolio.

   The Company also has allocated expenses related to investment management services provided by Zurich Scudder Investments, Inc. (''ZSI''), (formerly Scudder Kemper Investments, Inc.), an affiliated company. The Company paid to ZSI investment management fees of $1.7 million, $1.6 million and $1.8 million during 2001, 2000 and 1999, respectively. On December 4, 2001, Deutsche Bank and ZFS announced that they had signed a definitive agreement under which Deutsche Bank will acquire 100 percent of ZSI, with the exception of ZSI's UK operations, Threadneedle Investments. The transaction is expected to be completed, subject to regulatory approval and satisfaction of other conditions, in the first half of 2002.

   FKLA has a formal management and services agreement with Fidelity Life Association, A Mutual Legal Reserve Company ("FLA"), which charges FLA based upon certain predetermined charges and factors. The Company shares directors, management, operations and employees with FLA. FLA is a mutual company, owned by its policyholders, and is not a member of the Zurich Holding Company System.

   In 2000, the Company purchased PMG Securities Corporation, PMG Asset Management, Inc., PMG Marketing, Inc., and PMG Life Agency, Inc. (collectively ''PMG''). The total cost was $8.2 million, resulting in the recording of intangible assets in the amount of $7.6 million. The Company owns 100 percent of the stock of PMG. Also in 2000, the Company transferred $63.3 million in fixed maturity securities and cash to fund the operations of its newly formed subsidiary, Zurich Kemper Life Insurance Company of New York (''ZKLICONY''). ZKLICONY received its insurance license from the state of New York in January 2001 and began writing business in May of 2001.

   At December 31, 2000, the Company held a $100.0 million investment in ZSLM Trust, issued by an affiliate. On October 30, 2001, the Company sold these bonds to various Farmers insurance companies, all of which are affiliated companies.

   The Company held a $11.8 million real estate-related investment in an affiliated mortgage loan at December 31, 2001.

   As previously discussed, the Company is party to an interest rate swap agreement with ZCM, an affiliated counterparty. (See the note captioned ''Summary of Significant Accounting Policies--Derivative instruments'' above.)

(8) Reinsurance

   As of December 31, 2001 and 2000, the reinsurance recoverable related to fixed-rate annuity liabilities ceded to FLA amounted to $230.1 million and $262.1 million, respectively.

   The Company cedes 90 percent of all new direct life insurance premiums to outside reinsurers. Life reserves ceded to outside reinsurers on the Company's direct business amounted to approximately $2.1 million and $2.0 million as of December 31, 2001 and 2000, respectively.

   The Company is party to a funds withheld reinsurance agreement with a ZFS affiliated company, Zurich Insurance Company, Bermuda Branch (''ZICBB''). Under the terms of this agreement, the Company cedes, on a yearly renewable term basis, 100 percent of the net amount at risk (death benefit payable to the insured less the insured's separate account cash surrender value) related to BOLI. As consideration for this reinsurance

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

coverage, the Company cedes separate account fees (cost of insurance charges) to ZICBB and retains a portion of such funds under the terms of the reinsurance agreement in a funds withheld account ("FWA") which is included as a component of benefits and funds payable in the accompanying consolidated balance sheets.

   Effective December 31, 2001, the Company entered into a quota share reinsurance agreement with ZICBB. Under the terms of this agreement, the Company cedes 100 percent of the net amount at risk of the guaranteed minimum death benefit and guaranteed retirement income benefit portions of a small number of specific variable annuity contracts. As consideration for this reinsurance coverage, the Company cedes 100 percent of all charges to policyholders and all revenue sharing income received from fund managers related to such reinsured policies. In 2001, the Company received $7.9 million of ceding commissions and expense allowances, and paid $1.2 million of ceded premiums, related to this reinsurance agreement. The account values related to these policies are held in the Company's separate account during the accumulation period of the contracts. The reserve credits under this treaty are secured by a trust agreement that requires the fair market value of assets therein to at least equal 102 percent of such reserve credits.

   In the fourth quarter of 2000, the yearly renewable term reinsurance agreement between the Company and FKLA was terminated. Premiums and reserves were both reduced by $7.7 million. A difference in the basis of the reserves between GAAP and statutory accounting resulted in a deemed dividend distribution to Kemper of $16.3 million.

   Also in the fourth quarter of 2000, the Company assumed from FKLA $100.0 million in premiums related to a Funding Agreement. Funding Agreements are insurance contracts similar to structured settlements, immediate annuities and guaranteed investment contracts (''GICs''). The contracts qualify as insurance under state laws and are sold as non-surrenderable immediate annuities to a trust established by a securities firm. The securities firm sold interests in the trust to institutional investors. This Funding Agreement has a variable rate of interest based upon LIBOR, is an obligation of the Company's general account and is recorded as a future policy benefit. As previously discussed, the Company entered into an interest rate swap in 2000 to exchange the floating-rate interest payments for fixed interest payments.

   The following table contains amounts related to the BOLI funds withheld reinsurance agreement with ZICBB (in millions):

Business Owned Life Insurance (BOLI)
(in millions)

                                            Year Ended December 31,
                                         ----------------------------
                                           2001      2000      1999
                                         --------  --------  --------
         Face amount in force........... $ 85,564  $ 85,358  $ 82,021
                                         ========  ========  ========
         Net amount at risk ceded....... $(76,283) $(78,169) $(75,979)
                                         ========  ========  ========
         Cost of insurance charges ceded $  168.1  $  173.8  $  166.4
                                         ========  ========  ========
         Funds withheld account......... $  236.1  $  228.8  $  263.4
                                         ========  ========  ========

   The Company's FWA supports reserve credits on reinsurance ceded on the BOLI product. In 1998, to properly match revenue and expenses, the Company placed assets supporting the FWA in a segmented portion of its General Account. This portfolio was classified as ''trading'' under Statement of Financial Accounting Standards No. 115 (''SFAS 115'') at December 31, 1998 and through November 30, 1999. SFAS 115 mandates that assets held in a trading account be valued at fair value, with changes in fair value flowing through the income statement as realized capital gains and losses. The Company recorded realized capital losses of $7.3 million related to the changes in fair value of this portfolio during 1999.

   Due to a change in the reinsurance strategy related to the BOLI product, effective December 1, 1999, the Company no longer marked-to-market a portion of the FWA liability and therefore no longer designated the related portion of assets as ''trading''. As a result, changes in fair value to the FWA and the assets supporting the FWA no longer flow through the Company's operating results.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


(9) Postretirement Benefits Other Than Pensions

   FKLA sponsors a health and welfare benefit plan that provides insurance benefits covering substantially all eligible, active and retired employees of FKLA and their covered dependents and beneficiaries. The Company is allocated a portion of the costs of providing such benefits. The Company is self insured with respect to medical benefits, and the plan is not funded except with respect to certain disability-related medical claims. The medical plan provides for medical insurance benefits at retirement, with eligibility based upon age and the participant's number of years of participation attained at retirement. The plan is contributory for pre-Medicare retirees, and will be contributory for all retiree coverage for most current employees, with contributions generally adjusted annually. Postretirement life insurance benefits are noncontributory and are limited to $5,000 per participant retiring in 2001 and subsequent years, and $10,000 per participant retiring in years prior to 2001.

   The allocated accumulated postretirement benefit obligation accrued by the Company amounted to $1.3 million at both December 31, 2001 and 2000.

   The discount rate used in determining the allocated postretirement benefit obligation was 7.0 percent and 7.5 percent for 2001 and 2000, respectively. The assumed health care trend rate used was based on projected experience for 2001,
7.5 percent for 2002, gradually declining to 6.4 percent by the year 2006 and gradually declining thereafter.

   A one percentage point increase in the assumed health care cost trend rate for each year would increase the accumulated postretirement benefit obligation as of December 31, 2001 and 2000 by $142 thousand and $78 thousand, respectively.

(10) Commitments and Contingent Liabilities

   The Company is involved in various legal actions for which it establishes liabilities where appropriate. In the opinion of the Company's management, based upon the advice of legal counsel, the resolution of such litigation is not expected to have a material adverse effect on the consolidated financial statements.

   Although neither the Company nor its joint venture projects have been identified as a ''potentially responsible party'' under federal environmental guidelines, inherent in the ownership of, or lending to, real estate projects is the possibility that environmental pollution conditions may exist on or near or relate to properties owned or previously owned or on properties securing loans. Where the Company has presently identified remediation costs, they have been taken into account in determining the cash flows and resulting valuations of the related real estate assets. Based on the Company's receipt and review of environmental reports on most of the projects in which it is involved, the Company believes its environmental exposure would be immaterial to its consolidated results of operations. However, the Company may be required in the future to take actions to remedy environmental exposures, and there can be no assurance that material environmental exposures will not develop or be identified in the future. The amount of future environmental costs is impossible to estimate due to, among other factors, the unknown magnitude of possible exposures, the unknown timing and extent of corrective actions that may be required, the determination of the Company's liability in proportion to others and the extent such costs may be covered by insurance or various environmental indemnification agreements.

(11) Financial Instruments--Off-Balance-Sheet Risk

   At December 31, 2001, the Company had future legal loan commitments and stand-by financing agreements totaling $29.9 million to support the financing needs of various real estate investments. To the extent these arrangements are called upon, amounts loaned would be collateralized by assets of the joint ventures, including first mortgage liens on the real estate. The Company's criteria in making these arrangements are the same as for its mortgage loans and other real estate investments. These commitments are included in the Company's analysis of real estate-related reserves and write-downs. The fair values of loan commitments and standby financing agreements are estimated in conjunction with and using the same methodology as the fair value estimates of mortgage loans and other real estate-related investments.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


(12) Fair Value of Financial Instruments

   Fair value estimates are made at specific points in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument. A significant portion of the Company's financial instruments are carried at fair value. Fair value estimates for financial instruments not carried at fair value are generally determined using discounted cash flow models and assumptions that are based on judgments regarding current and future economic conditions and the risk characteristics of the investments. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could significantly affect the estimates and such estimates should be used with care.

   Fair value estimates are determined for existing on- and off-balance sheet financial instruments without attempting to estimate the value of anticipated future business and the value of assets and certain liabilities that are not considered financial instruments. Accordingly, the aggregate fair value estimates presented do not represent the underlying value of the Company. For example, the Company's subsidiaries are not considered financial instruments, and their value has not been incorporated into the fair value estimates. In addition, tax ramifications related to the realization of unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in any of the estimates.

   The Company used the following methods and assumptions in estimating the fair value of its financial instruments:

   Fixed maturity securities and equity securities: Fair values were determined by using market quotations, or independent pricing services that use prices provided by market makers or estimates of fair values obtained from yield data relating to instruments or securities with similar characteristics, or fair value as determined in good faith by the Company's portfolio manager, ZSI.

   Cash and short-term investments: The carrying amounts reported in the consolidated balance sheets for these instruments approximate fair values.

   Policy loans: The carrying value of policy loans approximates the fair value as the Company adjusts the rates to remain competitive.

   Mortgage loans and other real estate-related investments: Fair values were estimated based upon the investments observable market price, net of estimated costs to sell. The estimates of fair value should be used with care given the inherent difficulty in estimating the fair value of real estate due to the lack of a liquid quotable market. Mortgage loans and other real estate-related investments are stated at their aggregate unpaid balances, less a valuation allowance of $2.8 million and $18.6 million in 2001 and 2000, respectively. The real estate portfolio is monitored closely and reserves are adjusted to reflect market conditions. This results in a carrying value that approximates fair value at December 31, 2001 and 2000.

   Other investments: The carrying amounts reported in the consolidated balance sheets for these instruments approximate fair values.

   Life policy benefits: For deposit liabilities with defined maturities, the fair value was based on the discounted value of future cash flows. The discount rate was based on the rate that would be offered for similar deposits at the reporting date. For all other deposit liabilities, primarily deferred annuities and universal life contracts, the fair value was based on the amount payable on demand at the reporting date.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


   The carrying values and estimated fair values of the Company's financial instruments at December 31, 2001 and 2000 were as follows:

                                                          December 31, 2001     December 31, 2000
                                                        --------------------- ---------------------
                                                         Carrying              Carrying
                                                          Value    Fair Value   Value    Fair Value
                                                        ---------- ---------- ---------- ----------
(in thousands)
Financial instruments recorded as assets:
   Fixed maturity securities........................... $3,094,560 $3,094,560 $3,157,169 $3,157,169
   Cash and short-term investments.....................    216,479    216,479     50,001     50,001
   Mortgage loans and other real estate-related assets.    176,440    176,440    140,417    140,417
   Policy loans........................................    239,787    239,787    256,226    256,226
   Equity securities...................................     67,731     67,731     63,879     63,879
   Other invested assets...............................     20,799     20,799     21,792     20,109
Financial instruments recorded as liabilities:
   Life policy benefits, excluding term life reserves..  3,376,604  3,324,417  3,273,573  3,206,501
   Funds withheld account..............................    236,134    236,134    228,822    228,822

(13) Stockholder's Equity--Retained Earnings

   The maximum amount of dividends which can be paid by insurance companies domiciled in the State of Illinois to shareholders without prior approval of regulatory authorities is restricted. In 2002, the Company cannot pay dividends. The Company paid cash dividends of $13.0 million, $20.0 million and $115.0 million to Kemper during 2001, 2000 and 1999, respectively. The Company reported a deemed dividend distribution of $16.3 million during 2000 related to the recapture of the reinsurance agreement with FKLA.

   The Company's net income (loss) and capital and surplus as determined in accordance with statutory accounting principles were as follows:

                                           2001      2000     1999
                                         --------  -------- --------
           (in thousands)
           Net income (loss)............ $(71,854) $ 19,975 $ 59,116
                                         ========  ======== ========
           Statutory capital and surplus $332,598  $397,423 $394,966
                                         ========  ======== ========

   The Company's statutory net loss reflects the market downturn and its impact on reserves for guaranteed death and living benefits consistent with statutory methodology.

   As of January 1, 2001, the Company adopted the Codification of Statutory Accounting Principles (''Codification'') guidance. The NAIC Accounting Practices and Procedures Manual--version effective January 1, 2001--is the National Association of Insurance Commissioners' primary guidance on statutory accounting. The Codification provides guidance for areas where statutory accounting has been silent and changes current statutory accounting in some areas. The Illinois Insurance Department adopted the Codification guidance, effective January 1, 2001. The Company's statutory surplus was positively impacted by $16.7 million upon adoption as a result of the net effect of recording a deferred tax asset, of non-admitting non-operating system software, of non-admitting net affiliated receivables and other changes caused by the Codification.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


(14) Unaudited Interim Financial Information

   The following table sets forth the Company's unaudited quarterly financial information:

                                                                 Quarter Ended
                                             ----------------------------------------------------
                                             March 31 June 30   September 30 December 31   Year
                                             -------- --------  ------------ ----------- --------
(in thousands)
2001 Operating Summary
   Revenue.................................. $91,072  $ 98,360    $85,013     $123,852   $398,297
                                             =======  ========    =======     ========   ========
   Net operating income (loss), excluding
     realized gains......................... $ 8,183  $ (1,364)   $(6,443)    $ 37,792   $ 38,168
   Net realized investment gains............   1,375     5,257      1,206        5,591     13,429
                                             -------  --------    -------     --------   --------
       Net income (loss).................... $ 9,558  $  3,893    $(5,237)    $ 43,383   $ 51,597
                                             =======  ========    =======     ========   ========
2000 Operating Summary
   Revenue.................................. $87,648  $103,446    $94,249     $ 75,567   $360,910
                                             =======  ========    =======     ========   ========
   Net operating income, excluding realized
     gains (losses)......................... $12,031  $  9,953    $ 8,710     $ 22,987   $ 53,681
   Net realized investment gains (losses)...  (1,378)     (105)       948       (4,845)    (5,380)
                                             -------  --------    -------     --------   --------
       Net income........................... $10,653  $  9,848    $ 9,658     $ 18,142   $ 48,301
                                             =======  ========    =======     ========   ========
1999 Operating Summary
   Revenue.................................. $95,646  $ 86,164    $78,301     $103,308   $363,419
                                             =======  ========    =======     ========   ========
   Net operating income, excluding realized
     gains (losses)......................... $11,222  $ 14,385    $11,568     $ 13,972   $ 51,147
   Net realized investment gains (losses)...    (627)   (1,286)    (5,098)         804     (6,207)
                                             -------  --------    -------     --------   --------
       Net income........................... $10,595  $ 13,099    $ 6,470     $ 14,776   $ 44,940
                                             =======  ========    =======     ========   ========

(15) Operating Segments and Related Information

   The Company, FKLA, Zurich Life Insurance Company of America, ("ZLICA"), and FLA, operate under the trade name Zurich Life ("ZL"), formerly known as Zurich Kemper Life. For purposes of this operating segment disclosure, ZL will also include the operations of Zurich Direct, Inc., an affiliated direct marketing life insurance agency and excludes FLA, as it is owned by its policyholders.

   ZL is segregated by Strategic Business Unit ("SBU"). The SBU concept employed by ZFS has each SBU concentrate on a specific customer market. The SBU is the focal point of ZL, because it is at the SBU level that ZL can clearly identify customer segments and then work to understand and satisfy the needs of each customer. The contributions of ZL's SBUs to consolidated revenues, operating results and certain balance sheet data pertaining thereto, are shown in the following tables on the basis of accounting principles generally accepted in the United States of America.

   ZL is segregated into the Life Brokerage, Financial Institutions ("Financial"), Retirement Solutions Group ("RSG") and Direct SBUs. The SBUs are not managed at the legal entity level, but rather at the Zurich Life level. Zurich Life's SBUs cross legal entity lines, as certain similar products are sold by more than one legal entity. The vast majority of the Company's business is derived from the Financial and RSG SBUs.

   Each SBU's revenue is derived from geographically dispersed areas as ZL is licensed in the District of Columbia and all states. During 2001, 2000 and 1999, ZL did not derive net revenue from one customer that exceeded 10 percent of the total revenue of ZL.

   The principal products and markets of ZL's SBUs are as follows:

   Life Brokerage: The Life Brokerage SBU develops low cost term, universal life insurance and variable universal life, as well as fixed annuities, to market through independent agencies and national marketing organizations.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


   Financial: The Financial SBU focuses on a wide range of products that provide for the accumulation, distribution and transfer of wealth and primarily includes variable and fixed annuities, variable universal life and business-owned life insurance. These products are distributed to consumers through financial intermediaries such as banks, brokerage firms and independent financial planners.

   RSG: The RSG SBU has a sharp focus on its target customer. This SBU markets variable annuities to K-12 schoolteachers, administrators, and healthcare workers, along with college professors and certain employees of selected non-profit organizations. This target market is eligible for what the IRS designates as retirement-oriented savings or investment plans that qualify for special tax treatment.

   Direct: The Direct SBU is a direct marketer of basic, low-cost term life insurance through various marketing media.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


   Summarized financial information for ZL's SBU's is as follows:

As of and for the period ending December 31, 2001:

                                                                 Income Statement
                                        -----------------------------------------------------------------
                                            Life
                                          Brokerage    Financial      RSG         Direct        Total
                                         ----------   -----------  ----------  ------------- -----------
(in thousands)
Revenue
   Net investment income............... $  100,201    $   226,974  $   96,113   $      129   $   423,417
   Realized investment gains...........      6,393         15,148       5,878            8        27,427
   Premium income......................     84,993          3,090          38       20,166       108,287
   Fees and other income...............     69,794         42,854      62,826       40,200       215,674
                                         ----------   -----------  ----------   ----------   -----------
       Total revenue...................    261,381        288,066     164,855       60,503       774,805
                                         ==========   ===========  ==========   ==========   ===========
Benefits and Expenses
   Policyholder benefits...............    121,224        166,390      60,636        7,082       355,332
   Intangible asset amortization.......     44,924         11,668      18,547           --        75,139
   Net deferral of insurance
     acquisition costs.................    (37,375)      (130,547)    (17,098)     (36,213)     (221,233)
   Commissions and taxes, licenses
     and fees..........................       (787)       145,935      48,251        3,979       197,378
   Operating expenses..................     56,900         34,940      29,594       83,048       204,482
                                         ----------   -----------  ----------   ----------   -----------
       Total benefits and expenses.....    184,886        228,386     139,930       57,896       611,098
                                         ----------   -----------  ----------   ----------   -----------
Income before income tax expense.......     76,495         59,680      24,925        2,607       163,707
Income tax expense.....................     26,468         20,355      10,145          496        57,464
                                         ----------   -----------  ----------   ----------   -----------
       Net income...................... $   50,027    $    39,325  $   14,780   $    2,111   $   106,243
                                         ==========   ===========  ==========   ==========   ===========
Balance Sheet
   Future policy benefits.............. $1,916,097    $ 2,887,014  $1,468,261   $  135,034   $ 6,406,406
                                         ==========   ===========  ==========   ==========   ===========
   Liabilities related to separate
     accounts.......................... $   25,549    $10,955,660  $2,127,544   $       --   $13,108,753
                                         ==========   ===========  ==========   ==========   ===========

                                                                                             Liabilities
                                                                                             Related to
                                                                   Net Income  Future Policy  Separate
                                                        Revenue      (Loss)      Benefits     Accounts
                                                      -----------  ----------  ------------- -----------
Total revenue, net income, future policy benefits and
  liabilities related to separate accounts,
  respectively, from above........................... $   774,805  $  106,243   $6,406,406   $13,108,753
                                                      -----------  ----------   ----------   -----------
Less:
   Revenue, net income and selected liabilities of
     FKLA.........................................        277,589      46,645    2,397,798            --
   Revenue, net income and selected liabilities of
     ZLICA........................................         57,752      17,492      374,447            --
   Revenue, net loss and selected liabilities of
     Zurich Direct................................         41,167      (9,491)          --            --
                                                      -----------  ----------   ----------   -----------
       Totals per the Company's consolidated
         financial statements.................        $   398,297  $   51,597   $3,634,161   $13,108,753
                                                      ===========  ==========   ==========   ===========

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


As of and for the period ending December 31, 2000:

                                                                   Income Statement
                                          ------------------------------------------------------------------
                                               Life
                                             Brokerage    Financial      RSG         Direct        Total
                                            ----------    ----------  ----------  ------------- -----------
(in thousands)
Revenue
   Net investment income................  $  124,518      $  198,322  $   93,299   $    2,458   $   418,597
   Realized investment losses...........      (4,480)         (4,130)     (3,356)         (88)      (12,054)
   Premium income.......................      96,744             464          --       12,946       110,154
   Fees and other income................      61,976          38,869      60,210       43,916       204,971
                                            ----------    ----------  ----------   ----------   -----------
       Total revenue....................     278,758         233,525     150,153       59,232       721,668
                                            ----------    ----------  ----------   ----------   -----------
Benefits and Expenses
   Policyholder benefits................     118,556         131,552      63,318        1,650       315,076
   Intangible asset amortization........      55,186          12,782      20,860           --        88,828
   Net deferral of insurance
     acquisition costs..................     (35,392)        (67,048)    (11,416)     (43,259)     (157,115)
   Commissions and taxes, licenses
     and fees...........................       8,260          84,232      44,431       11,264       148,187
   Operating expenses...................      48,166          32,182      29,463       94,635       204,446
                                            ----------    ----------  ----------   ----------   -----------
       Total benefits and expenses......     194,776         193,700     146,656       64,290       599,422
                                            ----------    ----------  ----------   ----------   -----------
Income (loss) before income tax
  expense (benefit)......................     83,982          39,825       3,497       (5,058)      122,246
Income tax expense (benefit).............     32,873           7,982      (3,914)      (1,762)       35,179
                                            ----------    ----------  ----------   ----------   -----------
       Net income (loss)................  $   51,109      $   31,843  $    7,411   $   (3,296)  $    87,067
                                            ==========    ==========  ==========   ==========   ===========
Balance Sheet
   Future policy benefits...............  $1,954,307      $2,956,326  $1,365,963   $   75,065   $ 6,351,661
                                            ==========    ==========  ==========   ==========   ===========
   Liabilities related to separate
     accounts...........................  $   23,410      $8,646,454  $2,509,775   $       --   $11,179,639
                                            ==========    ==========  ==========   ==========   ===========

                                                                                                Liabilities
                                                                                                Related to
                                                                      Net Income  Future Policy  Separate
                                                           Revenue      (Loss)      Benefits     Accounts
                                                          ----------  ----------  ------------- -----------
Total revenue, net income, future policy benefits and
  liabilities related to separate accounts, respectively,
  from above............................................. $  721,668  $   87,067   $6,351,661   $11,179,639
                                                          ----------  ----------   ----------   -----------
Less:
   Revenue, net income and selected liabilities of
     FKLA.............................................       268,198      43,922    2,427,185            --
   Revenue, net income and selected liabilities of
     ZLICA............................................        48,650       7,212      336,336            --
   Revenue, net loss and selected liabilities of
     Zurich Direct....................................        43,910     (12,368)          --            --
                                                          ----------  ----------   ----------   -----------
       Totals per the Company's consolidated
         financial statements.....................        $  360,910  $   48,301   $3,588,140   $11,179,639
                                                          ==========  ==========   ==========   ===========

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


As of and for the period ending December 31, 1999:

                                                                    Income Statement
                                             --------------------------------------------------------------
                                                Life
                                              Brokerage   Financial      RSG         Direct        Total
                                              ----------  ----------  ----------  ------------- -----------
(in thousands)
Revenue
   Net investment income...................  $  137,106   $  175,590  $  101,202   $    1,297   $  415,195
   Realized investment gains (losses)......         976       (6,980)        (98)          --       (6,102)
   Premium income..........................     145,533          410          --        8,038      153,981
   Fees and other income...................      70,477       48,873      35,742       44,528      199,620
                                              ----------  ----------  ----------   ----------   ----------
       Total revenue.......................     354,092      217,893     136,846       53,863      762,694
                                              ==========  ==========  ==========   ==========   ==========
Benefits and Expenses
   Policyholder benefits...................     200,161      112,869      68,801        3,529      385,360
   Intangible asset amortization...........      54,957       12,053      13,989           --       80,999
   Net deferral of insurance acquisition
     costs.................................     (37,433)     (43,664)    (20,624)     (41,412)    (143,133)
   Commissions and taxes, licenses and
     fees..................................      21,881       66,702      26,700       17,411      132,694
   Operating expenses......................      56,179       25,101      23,611       71,194      176,085
                                              ----------  ----------  ----------   ----------   ----------
       Total benefits and expenses.........     295,745      173,061     112,477       50,722      632,005
                                              ----------  ----------  ----------   ----------   ----------
Income before income tax expense............     58,347       44,832      24,369        3,141      130,689
Income tax expense..........................     25,707       19,235      10,966        1,114       57,022
                                              ----------  ----------  ----------   ----------   ----------
       Net income..........................  $   32,640   $   25,597  $   13,403   $    2,027   $   73,667
                                              ==========  ==========  ==========   ==========   ==========
Balance Sheet
   Future policy benefits..................  $2,099,940   $2,620,132  $1,577,944   $   34,957   $6,332,973
                                              ==========  ==========  ==========   ==========   ==========
   Liabilities related to separate
     accounts..............................  $   20,552   $6,916,807  $2,840,709   $       --   $9,778,068
                                              ==========  ==========  ==========   ==========   ==========

                                                                                                Liabilities
                                                                                                Related to
                                                                      Net Income  Future Policy  Separate
                                                           Revenue      (Loss)      Benefits     Accounts
                                                          ----------  ----------  ------------- -----------
Total revenue, net income, future policy benefits and
  liabilities related to separate accounts, respectively,
  from above............................................. $  762,694  $   73,667   $6,332,973   $9,778,068
                                                          ----------  ----------   ----------   ----------
Less:
   Revenue, net income and selected liabilities of
     FKLA.............................................       305,334      24,801    2,299,783           --
   Revenue, net income and selected liabilities of
     ZLICA............................................        49,460       8,528      314,357           --
   Revenue, net loss and selected liabilities of Zurich
     Direct...........................................        44,481      (4,602)          --           --
                                                          ----------  ----------   ----------   ----------
       Totals per the Company's consolidated
         financial statements.....................        $  363,419  $   44,940   $3,718,833   $9,778,068
                                                          ==========  ==========   ==========   ==========

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


(16) Subsequent Event

   In the first quarter of 2002, the Company amended its BOLI reinsurance agreement with ZICBB. Under the amended agreement, the balance in the FWA will be transferred to a trust account which will act as security for the reinsurance agreement.

(17) Effects of New Accounting Pronouncements

   In July 2001, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standard 141 ("SFAS 141"), Business Combinations. SFAS 141 supercedes Accounting Principles Board Opinion No. 16 ("APB 16"). SFAS 141 requires that the purchase method of accounting must be used for all business combinations initiated after June 30, 2001. It also requires that unrecognized negative goodwill must be written off immediately as an extraordinary gain and provides more specific guidance on how to determine the accounting acquirer, recognizing intangible assets apart from goodwill, as well as additional financial statement disclosures. The Company intends to adopt SFAS 141 in the first quarter of 2002. However, the implementation of SFAS 141 is not expected to have a material impact on the Company's 2002 financial results.

   Also in July 2001, the FASB issued Statement of Financial Accounting Standard 142 ("SFAS 142"), Goodwill and Other Intangible Assets. SFAS 142 primarily addresses the accounting that must be applied to goodwill and intangible assets subsequent to their acquisition. Effective January 1, 2002, SFAS 142 requires that goodwill and indefinite-lived intangible assets will no longer be amortized, but will be tested for impairment at the reporting unit level. Goodwill and indefinite-lived intangible assets will be tested for impairment at least annually and the amortization period for finite-lived intangible assets will no longer be limited to forty years. SFAS 142 also requires additional financial statement disclosure about goodwill and intangible assets. The Company intends to adopt SFAS 142 in the first quarter of 2002. The Company is currently evaluating the impact of implementing SFAS 142, however it is not expected to have a material impact on the Company's 2002 financial results.

   In June 2001, the FASB issued Statement of Financial Accounting Standard 143 ("SFAS 143"), Accounting for Asset Retirement Obligations. SFAS 143 amends FASB Statement of Financial Accounting Standard 19 and is effective for financial statements issued for fiscal years beginning after June 15, 2002, although earlier application is encouraged. SFAS 143 clarifies and revises existing guidance on financial accounting and reporting for obligations associated with the retirement of tangible long-lived assets and the associated asset retirement costs. The Company intends to adopt SFAS 143 in 2002. The Company is currently evaluating the impact of implementing SFAS 143, however, it is not expected to have a material impact on the Company's 2002 financial results.

   In October 2001, the FASB issued Statement of Financial Accounting Standard 144 ("SFAS 144"), Accounting for Impairment or Disposal of Long-lived Assets. This Standard will generally be effective on a prospective basis, beginning January 1, 2002. SFAS 144 clarifies and revises existing guidance on accounting for impairment of plant, property, and equipment, amortized intangibles, and other long-lived assets not specifically addressed in other accounting literature. Significant changes include (1) establishing criteria beyond those previously specified in existing literature for determining when a long-lived is held for sale, and (2) requiring that the depreciable life of a long-lived asset to be abandoned is revised. These provisions could be expected to have the general effect of reducing or delaying recognition of future impairment losses on assets to be disposed, offset by higher depreciation during the remaining holding period. However, the Company does not expect the adoption of this Standard to have a significant impact on the Company's 2002 financial results. SFAS 144 also broadens the presentation of discontinued operations to include a component of an entity (rather than only a segment of a business).

                                  APPENDIX A

                        TABLE OF DEATH BENEFIT FACTORS

      Attained         Attained         Attained         Attained
        Age*   Percent   Age*   Percent   Age*   Percent   Age*   Percent
      -------- ------- -------- ------- -------- ------- -------- -------
        0-40     250      50      185      60      130       70     115
          41     243      51      178      61      128       71     113
          42     236      52      171      62      126       72     111
          43     229      53      164      63      124       73     109
          44     222      54      157      64      122       74     107
          45     215      55      150      65      120    75-90     105
          46     209      56      146      66      119       91     104
          47     203      57      142      67      118       92     103
          48     197      58      138      68      117       93     102
          49     191      59      134      69      116       94     101
                                                            95+     100

--------
* Attained age is the age nearest birthday as of the beginning of the policy year.

                                     PART II

                           UNDERTAKING TO FILE REPORTS

         Subject to the terms and conditions of Section 15(d) of the Securities and Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                     UNDERTAKING PURSUANT TO RULE 484(b)(1)
                        UNDER THE SECURITIES ACT OF 1933

         Pursuant to the Distribution Agreement filed as Exhibit 1(3)(a) to this Registration Statement, Kemper Investors Life Insurance Company (KILICO) will agree to indemnify BFP Securities, LLC (BFP) against any claims, liabilities and expenses to which BFP may become subject under any statute, regulation, at common law or otherwise, arising out of or based upon any alleged untrue statements of material fact contained in any registration statement or prospectus relating to the Policies, or any omission to state a material fact therein, the omission of which makes any statement contained therein misleading. BFP will agree to indemnify KILICO against any and all claims, damages, liabilities and expenses to which KILICO may become subject, arising out of or based upon any violation by BFP of federal or state securities laws(s) or regulation(s), applicable banking law(s) or regulation(s), insurance law(s) or regulation(s) or any rule or requirement of the NASD.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of KILICO or the Separate Account (by virtue of the fact that they may also be agents, employees or controlling persons of BFP) pursuant to the foregoing provisions, or otherwise, KILICO and the Separate Account have been advised that in the opinion of the Securities and Exchange Commission such indemnification may be against public policy as expressed in the Act and may be, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by KILICO or the Separate Account of expenses incurred or paid by a director, officer or controlling person of KILICO or the Separate Account in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, KILICO and the Separate Account will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

              REPRESENTATION REGARDING FEES AND CHARGES PURSUANT TO
                SECTION 26 OF THE INVESTMENT COMPANY ACT OF 1940

         Kemper Investors Life Insurance Company (KILICO) represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by KILICO.

                       CONTENTS OF REGISTRATION STATEMENT

      This Registration Statement comprises the following papers and documents:

             The facing sheet.
             Reconciliation and tie between items in N-8B-2 and Prospectus.

             The prospectus consisting of 83 pages.

             The undertaking to file reports.
             The undertaking pursuant to Rule 484(b)(1) under the Securities Act of 1933.
             Representation regarding fees and charges pursuant to Section 26 of the Investment Company Act of 1940.
             The signatures.
             Written consents of the following persons:
                   A.  Phillip N. Beyer, FSA (Exhibit 6.)
                   B. PricewaterhouseCoopers LLP, independent accountants (Exhibit 7.)

      The following exhibits:

1. Exhibits required by paragraph A of the instructions to exhibits in Form N-8B-2:

      (1)           KILICO Resolution establishing the Separate Account/3/

      (2)           Not Applicable

      (3)(a) Second Amended and Restated Distribution Agreement between KILICO and LIS Securities (now BFP Securities)/9/

      (3)(b) Specimen Selling Group Agreement of LIS Securities (now BFP Securities)/9/

      (3)(c)        Not Applicable

      (3)(d)        General Agent Agreement/2/

      (4)           Not Applicable

      (5)(a)        Form of Individual Policy/5/

      (5)(b)        Form of Survivorship Policy/5/

      (5)(c)        Extended Maturity Option Rider/4/

      (5)(d)        Accelerated Death Benefit Option Rider/4/

      (6)(a)        KILICO Articles of Incorporation/1/

      (6)(b)        By-Laws of KILICO/2/

      (7)           Not Applicable

      (8)(a)(i) Participation Agreement among KILICO and Evergreen Variable Annuity Trust/9/

      (8)(a)(ii) First Amendment to Fund Participation Agreement between Evergreen Variable Annuity Trust and KILICO(redacted)/10/

      (8)(a)(iii) Administrative Services Agreement between KILICO and Evergreen Asset Management Corp., First Union National Bank of North Carolina and Keystone Investment Management Company(redacted)/10/

      (8)(b)(i) Participation Agreement among KILICO, Goldman Sachs Variable Insurance Trust and Goldman, Sachs & Co./9/

      (8)(b)(ii) Administrative Services Agreement between KILICO, Goldman, Sachs & Co.and Goldman Sachs Asset Management International (redacted)/10/

      (8)(c)(i) Participation Agreement among KILICO and Morgan Stanley Universal Funds,Inc., Morgan Stanley Asset Management Inc. and Miller Anderson & Sherrerd, LLP/9/

      (8)(c)(ii) Administrative Services Agreement between KILICO, Morgan Stanley Asset Management, Inc. and Miller Anderson & Sherrerd, LLP (redacted)/10/

      (8)(d) Third Amendment to Participation Agreement among KILICO, Variable Insurance Products Fund and Fidelity Distributors Corporation/11/

      (8)(e) Second Amendment to Participation Agreement among KILICO, Variable Insurance Products Fund II and Fidelity Dist-ributors Corporation/9/

      (8)(f) Administrative Services Agreement between KILICO and Life Insurance Solutions, L.L.C. (now known as Benefit Finance Partners, LLC)/9/

      (9)           Not Applicable

      (10)(a)       Form of Application for Individual Policy/4/

      (10)(b)       Form of Application for Survivorship Policy/4/

      2. Opinion and consent of legal officer of KILICO as to legality of policies being registered/3/

      3.            Not Applicable

      4.            Not Applicable

      5.            Not Applicable

      6. Opinion and consent of actuarial officer of KILICO regarding prospectus illustrations and actuarial matters

      7. Consent of PricewaterhouseCoopers LLP, independent accountants

      9.            Procedures Memorandum, pursuant to Rule 6e-3(T)
                    (b)(12)(iii)/12/

      10.           Illustrations of Cash Value, Surrender Value and Death
                    Benefit

      11. Schedule III: Supplementary Insurance Information (years ended December 31, 2001 and 2000)/6/

      12.(a)        Schedule IV: Reinsurance (year ended December 31, 2001)/6/

      12.(b)        Schedule IV: Reinsurance (year ended December 31, 2000)/7/

      12.(c)        Schedule IV: Reinsurance (year ended December 31, 1999)/8/

       13.(a)       Schedule V: Valuation and qualifying accounts
                    (year ended December 31, 2001)/6/

       13.(b)       Schedule V: Valuation and qualifying accounts
                    (year ended December 31, 2000)/7/

       13.(c)       Schedule V: Valuation and qualifying accounts
                    (year ended December 31, 1999)/8/
---------------

/1/ Incorporated herein by reference to the Registration Statement of the Registrant on Form S-6 filed on or about December 26, 1995
       (File No. 33-65399).

/2/ Incorporated herein by reference to Amendment No.2 to the Registration Statement on Form S-1 filed on or about April 23, 1997(File No. 333-02491).

/3/ Incorporated herein by reference to the Registration Statement of the Registrant on Form S-6 filed on or about September 8, 1997
       (File No. 333-35159).

/4/ Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form S-6 filed on or about April 27, 1998 (File No. 333-35159).

/5/ Incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement of the Registrant on Form S-6 filed on August 25, 1998 (File No. 333-35159).

/6/ Incorporated herein by reference to Form 10-K for Kemper Investors Life Insurance Company for fiscal year ended December 31, 2001 filed on or about March 29, 2002.

/7/ Incorporated herein by reference to Form 10-K for Kemper Investors Life Insurance Company for fiscal year ended December 31, 2000 filed on or about March 28, 2001.

/8/ Incorporated herein by reference to Form 10-K for Kemper Investors Life Insurance Company for fiscal year ended December 31, 1999 filed on or about March 29, 2000.

/9/ Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of the Registrant on Form S-6 filed on or about April 30, 1999 (File No. 333-35159).

/10/ Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement of the Registrant on Form S-6 filed on or about April 25, 2000 (File No. 333-35159).

/11/ Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 filed on or about December 29, 1999 (File No. 333-88845).

/12/ Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement of the Registrant on Form S-6 filed on or about April 30, 2001 (File No. 333-35159).

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, KILICO Variable Separate Account-2, certifies that it meets the requirements of effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Schaumburg, and State of Illinois, on the 29th day of April, 2002.

                      KILICO VARIABLE SEPARATE ACCOUNT-2
                      (Registrant)

                      By:  Kemper Investors Life Insurance Company
                      (Depositor)


                      By: /s/  GALE K. CARUSO
                         -------------------------------------------------------
                      Gale K. Caruso, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following directors and principal officers of Kemper Investors Life Insurance Company in the capacities indicated on the 29th day of April, 2002.

                 Signature                              Title

/s/ GALE K. CARUSO                         President, Chief Executive Officer
------------------------------------------ and Director
Gale K. Caruso                             (Principal Executive Officer)


/s/ MARTIN D. FEINSTEIN                    Chairman of the Board
------------------------------------------
Martin D. Feinstein


/s/ FREDERICK L. BLACKMON                  Executive Vice President,
------------------------------------------ Chief Financial Officer and Director
Frederick L. Blackmon                      (Principal Financial Officer and
                                           Principal Accounting Officer)

/s/ DEBRA P. REZABEK                       Director
------------------------------------------
Debra P. Rezabek


/s/ GEORGE VLAISAVLJEVICH                  Director
------------------------------------------
George Vlaisavljevich

                                  EXHIBIT INDEX

                                                                      Sequential
       Exhibit                                                           Page
       Number                         Title                             Number*
       -------                        -----                           ----------


          6. Opinion and consent of actuarial officer of KILICO regarding prospectus illustrations and actuarial matters

          7. Consent of PricewaterhouseCoopers LLP, independent accountants

          10.   Illustrations of Cash Value, Surrender Value and
                Death Benefit